As filed with the Securities and Exchange Commission on April 29, 1999
                                                     File No. 333-51971
                                                     File No. 811-08017
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  FORM N-4
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                      Pre-effective Amendment No. ( )
                    Post-effective Amendment No. 1 ( X )
                                   and/or
                REGISTRATION STATEMENT UNDER THE INVESTMENT
                          COMPANY ACT OF 1940 ( )
                      Pre-effective Amendment No. ( )
                   Post-effective Amendment No. 11 ( X )
                      (Check appropriate box or boxes)
                       -----------------------------

               ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
                         (Exact Name of Registrant)

             ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
                            (Name of Depositor)
                               P.O. Box 5423
                        Cincinnati, Ohio 45201-5423
      (Address of Depositor's Principal Executive Offices) (Zip Code)

             Depositor's Telephone Number, including Area Code:
                               (800) 789-6771
--------------------------------------------------------------------------------
                           Mark F. Muething, Esq.
            Senior Vice President, Secretary and General Counsel
                  Annuity Investors Life Insurance Company
                               P.O. Box 5423
                        Cincinnati, Ohio 45201-5423
                  (Name and Address of Agent for Service)

                                  Copy to:

                            John P. Gruber, Esq.
                          Assistant Vice President
                  Annuity Investors Life Insurance Company
                               P.O. Box 5423
                        Cincinnati, Ohio 45201-5423
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

________Immediately  upon filing pursuant to Rule 485(b)
__X_____On May 1, 1999 pursuant to Rule 485(b)
________60 days after filing pursuant to Rule 485(a)(1)
________On  ___________  pursuant to Rule 485(a)(1)
________75 days after filing pursuant to Rule 485(a)(2)
________On pursuant to Rule 485(a)(2)

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)

                        (Commodore AdvantageSERVICE MARK)


                     Showing Location in Part A (Prospectus),
   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4

                                               PART A

        Item of Form N-4                                  Prospectus Caption
 1.      Cover Page....................................    Cover Page

 2.      Definitions...................................    Definitions, Glossary of Financial Terms

 3.      Synopsis......................................    Overview

 4.      Condensed Financial Information

         (a)    Accumulation Unit Values...............    Condensed Financial Information

         (b)    Performance Data.......................    Performance Information

         (c)    Financial Statements...................    Financial Statements

 5.      General Description of Registrant, Depositor
         and Portfolio Companies
         (a)    Depositor..............................    Annuity Investors Life Insurance
                                                           CompanyREGISTERED
         (b)    Registrant.............................    The Separate Account

         (c)    Portfolio Companies....................    The Portfolios

         (d)    Portfolio Prospectuses.................    The Portfolios

         (e)    Voting Rights..........................    Voting Rights

6.       Deductions and Expenses
         (a)    General................................    Charges and Deductions

         (b)    Sales Load %...........................    Contingent Deferred Sales Charge

         (c)    Special Purchase Plan..................    Contingent Deferred Sales Charge

         (d)    Commissions............................    AAG Securities, Inc.

         (e)    Portfolio Expenses.....................    Fee Table

         (f)    Operating Expenses.....................    Fee Table

7.       Contracts
         (a)    Persons with Rights....................    Persons with Rights Under a Contract;
                                                           Voting Rights
         (b) (i) Allocation of Premium  Payments.......    Purchase Payments

             (ii)Transfers.............................    Transfers

             (iii)Exchanges............................    Additions, Deletions or Substitutions

         (c)    Changes................................    Not Applicable

         (d)    Inquiries..............................    How Do I Contact the Company

8.       Annuity Period................................    Benefit Payment Period

9.       Death Benefit.................................    Death Benefit

10.      Purchases and Contract Values
         (a)    Purchases..............................    Purchase Payments; Investment
                                                           Options--Allocations
         (b)    Valuation..............................    Account Value; Definitions

         (c)    Daily Calculation......................    Account Value; Accumulation Units;
                                                           Definitions
         (d)    Underwriter............................    AAG Securities, Inc.

11.      Redemptions
         (a)    By Owner...............................    Surrenders

                By Annuitant...........................    Not Applicable

         (b)    Texas ORP..............................    Texas Optional Retirement Program

         (c)    Check Delay............................    Surrenders

         (d)    Free Look..............................    Right to Cancel

12.      Taxes.........................................    Federal Tax Matters

13.      Legal Proceedings.............................    Legal Proceedings

14.      Table of Contents for the Statement of
         Additional
         Information...................................    Statement of Additional Information

                                     PART B

                                                           Statement of Additional
         Item of Form N-4                                  Information Caption
15.      Cover Page....................................    Cover Page

16.      Table of Contents.............................    Table of Contents

17.      General Information and History...............    General Information and History

18.      Services
         (a)    Fees and Expenses of Registrant........    (Prospectus) Fee Table

         (b)    Management Contracts...................    Not Applicable

         (c)    Custodian..............................    Not Applicable

                Independent Auditors...................    Experts

         (d)    Assets of Registrant...................    Not Applicable

         (e)    Affiliated Person......................    Not Applicable

         (f)    Principal Underwriter..................    Not Applicable

19.      Purchase of Securities Being Offered..........    (Prospectus) AAG Securities, Inc.

         Offering Sales Load...........................    (Prospectus) Contingent Deferred Sales
                                                           Charge

20.      Underwriters..................................    AAG Securities, Inc.

21.      Calculation of Performance Data
         (a)    Money Market Funded Sub-Accounts.......    Money Market Sub-Account Standardized
                                                           Yield Calculation

         (b)    Other Sub-Accounts.....................    Not Applicable

22.      Annuity Payments..............................    (Prospectus) Fixed Dollar Benefit;
                                                           Variable Dollar Benefit; (SAI) Benefit
                                                           Units--Transfer Formulas

23.      Financial Statements..........................    Financial Statements


                                     PART C

         Item of Form N-4                                  Part C Caption
24.      Financial Statements and Exhibits.............    Financial Statements and Exhibits

         (a)    Financial Statements...................    Financial Statements

         (b)    Exhibits...............................    Exhibits

25.      Directors and Officers of the Depositor.......    Directors and Officers of Annuity
                                                           Investors Life
                                                           Insurance CompanyREGISTERED

26.      Persons Controlled By or Under Common Control     Persons Controlled By Or Under Common
         With the Registrant...........................    Control With the Depositor or Registrant

27.      Number of Owners..............................    Number of Owners

28.      Indemnification...............................    Indemnification

29.      Principal Underwriters........................    Principal Underwriter

30.      Location of Accounts and
         Records.......................................    Location of Accounts and Records

31.      Management Services...........................    Management Services

32.      Undertakings..................................    Undertakings

         Signature Page................................    Signature Page

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
PROSPECTUS for
The Commodore AdvantageSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities

                                                           May 1, 1999

This prospectus describes The Commodore AdvantageSERVICE MARK individual and group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance CompanyREGISTERED (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Sub-Accounts of Annuity InvestorsREGISTERED Variable Account B (the "Separate Account"). The Contracts currently offer 29 Sub-Accounts. Each Sub-Account is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

                        Janus Aspen Series (6 Portfolios)
                          -Aggressive Growth Portfolio
                           -Worldwide Growth Portfolio
                               -Balanced Portfolio
                                -Growth Portfolio
                         -International Growth Portfolio
                         -Capital Appreciation Portfolio
                 Dreyfus Variable Investment Fund (4 Portfolios)
                         -Capital Appreciation Portfolio
                             -Money Market Portfolio
                          -Growth and Income Portfolio
                              -Small Cap Portfolio
               The Dreyfus Socially Responsible Growth Fund, Inc.
                            Dreyfus Stock Index Fund
                        Strong Opportunity Fund II, Inc.
               Strong Variable Insurance Funds, Inc. (1 Portfolio)
                         -Strong Mid Cap Growth Fund II
                   The Timothy Plan Small-Cap Variable Series
                     BT Insurance Funds Trust (3 Portfolios)
                        -EAFEREGISTERED Equity Index Fund
                             -Equity 500 Index Fund
                              -Small Cap Index Fund
             INVESCO Variable Investment Funds, Inc. (3 Portfolios)
                         -INVESCO VIF-Equity Income Fund
                         -INVESCO VIF-Total Return Fund
                          -INVESCO VIF-High Yield Fund
         Morgan Stanley Dean Witter Universal Funds, Inc. (5 Portfolios)
                            -Mid Cap Value Portfolio
                                -Value Portfolio
                             -Fixed Income Portfolio
                           -U.S. Real Estate Portfolio
                       -Emerging Markets Equity Portfolio
                 PBHG Insurance Series Fund, Inc. (3 Portfolios)
                            -PBHG Growth II Portfolio
                        -PBHG Large Cap Growth Portfolio
                   -PBHG Technology & Communications Portfolio

This prospectus includes information you should know before investing in The Commodore Advantage. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A statement of additional information, dated May 1, 1999, contains more information about the Separate Account and the Contracts. The Company filed the statement of additional information with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on page 40 of this prospectus, or call the Company at 1-800-789-6771. You may also access the statement of additional information (as well as all other documents filed with the Securities and Exchange Commission with respect to the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission's Web site: http://www.sec.gov. The table of contents for the statement of additional information is printed on the last page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
These securities may be sold by a bank or credit union, but are not financial institution products.

o    The Contracts are Not FDIC or NCUSIF Insured
o    The Contracts are  Obligations of the Company and Not of the Bank or Credit
     Union
o The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts
o    The Contracts Involve Investment Risk and May Lose Value
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



                                          TABLE OF CONTENTS
                                                                                                        Page

DEFINITIONS...............................................................................................4
OVERVIEW..................................................................................................5
   What is the Separate Account?..........................................................................5
   What Are the Contracts?................................................................................5
   How Do I Purchase or Cancel a Contract?................................................................5
   Will Any Penalties or Charges Apply If I Surrender a Contract?.........................................5
   What Other Charges and Deductions Apply to the Contract?...............................................5
   How Do I Contact the Company?..........................................................................5
FEE TABLE.................................................................................................6
   Owner Transaction Expenses.............................................................................6
   Separate Account Annual Expenses.......................................................................6
   Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/981.......................6
   Examples...............................................................................................8
CONDENSED FINANCIAL INFORMATION..........................................................................10
   Financial Statements..................................................................................11
   Performance Information...............................................................................12
    Yield Data...........................................................................................12
    Total Return Data....................................................................................12
    Other Performance Measures...........................................................................12
THE PORTFOLIOS...........................................................................................13
   Janus Aspen Series....................................................................................13
   Dreyfus Portfolios....................................................................................14
   Strong Portfolios.....................................................................................15
   BT Insurance Funds Trust..............................................................................15
   INVESCO Variable Investment Funds, Inc................................................................16
   PBHG Insurance Series Fund, Inc.......................................................................16
   Morgan Stanley Dean Witter Universal Funds, Inc.......................................................17
   The Timothy Plan Small-Cap Variable Series............................................................17
   Additions, Deletions, or Substitutions................................................................18
   Voting Rights.........................................................................................18
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)..............................................................19
THE SEPARATE ACCOUNT.....................................................................................19
AAG SECURITIES, INC......................................................................................19
CHARGES AND DEDUCTIONS...................................................................................20
   Charges and Deductions By the Company.................................................................20
    Contingent Deferred Sales Charge ("CDSC")............................................................20
    Contract Maintenance Fee.............................................................................21
    Transfer Fee.........................................................................................21
    Administration Charge................................................................................21
    Mortality and Expense Risk Charge....................................................................22
    Premium Taxes........................................................................................22
    Discretionary Waivers of Charges.....................................................................22
   Expenses of the Portfolios............................................................................22
THE CONTRACTS............................................................................................23
   Right to Cancel.......................................................................................23
   Persons With Rights Under a Contract..................................................................23


ACCUMULATION PERIOD......................................................................................24
   Account Statements....................................................................................24
   Account Value.........................................................................................24
   Purchase Payments.....................................................................................25
   Purchase Payment Bonus................................................................................25
   Investment Options--Allocations.......................................................................25
   Transfers.............................................................................................27
   Surrenders............................................................................................30
   Contract Loans........................................................................................31
   Termination...........................................................................................31
BENEFIT PAYMENT PERIOD...................................................................................32
   Annuity Benefit.......................................................................................32
   Death Benefit.........................................................................................32
   Settlement Options....................................................................................32
    Form of Settlement Option............................................................................34
    Calculation of Fixed Dollar Benefit Payments.........................................................34
    Calculation of Variable Dollar Benefit Payments......................................................34
FEDERAL TAX MATTERS......................................................................................36
   Tax Deferral On Annuities.............................................................................36
   Tax-Qualified Plans...................................................................................37
    Individual Retirement Annuities......................................................................37
    Roth IRAs............................................................................................37
    Tax-Sheltered Annuities..............................................................................37
    Texas Optional Retirement Program....................................................................37
    Pension and Profit Sharing Plans.....................................................................37
    Governmental Deferred Compensation Plans.............................................................37
   Nonqualified Deferred Compensation Plans..............................................................37
   Summary of Income Tax Rules...........................................................................38
GLOSSARY OF FINANCIAL TERMS..............................................................................39
THE REGISTRATION STATEMENT...............................................................................40
OTHER INFORMATION........................................................................................40
   Year 2000.............................................................................................40
   Legal Proceedings.....................................................................................40
STATEMENT OF ADDITIONAL INFORMATION......................................................................41


DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
--------------------------------------------------------------------------------

Account Value: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Sub-Accounts and the owner's interest in the fixed account options.

Accumulation Period: This is the period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit: A share of a Sub-Account that an owner purchases during the Accumulation Period.

Accumulation Unit Value: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 38 of the prospectus for an explanation of how Accumulation Unit Values are calculated.

Benefit Payment Period: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit: A share of a Sub-Account that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms on page 38 of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

Net Investment Factor: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms on page 38 of this prospectus for an explanation of how the Net Investment Factor is calculated.

Surrender Value: The Surrender Value at any time is equal to: (1) the Account Value; less (2) during the first contract year, the bonus amounts credited to the Account Value; less (3) any applicable contingent deferred sales charges.

Valuation Date: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business is a Valuation date.

Valuation Period: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
--------------------------------------------------------------------------------

What is the Separate Account?
The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts, each of which is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Sub-Accounts, not directly in the Portfolios.

What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Fee Table on page 6 of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section beginning on page 35 of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the 29 variable investment options and five fixed account options. The variable investment options are the Sub-Accounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Sub-Accounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Sub-Accounts that are available during the Accumulation Period.

How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section beginning on page 23 of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some States). In many States, you will bear the risk of investment gain or loss on any amounts allocated to the Sub-Accounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section on page 23 of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract?
A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 8% for each purchase payment. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section beginning on page 30 of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section on page 35 of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section beginning on page 20 of this prospectus:

o a transfer fee for certain transfers between investment options; o an annual contract maintenance fee, which is assessed only against investments in the Sub-Accounts;

o a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts (this charge may never be waived);

o an administration charge, which is an expense of the Separate Account and charged against all assets in the Sub-Accounts; and

o    premium taxes in some States (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 1998 are included in the Fee Table on page 6 of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, (800) 789-6771. Please
include the Contract number and the owner's name.

FEE TABLE
--------------------------------------------------------------------------------

Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                         8%
Transfer Fee (applies to transfers in excess of 12 in any contract year)                            $25
Annual Contract Maintenance Fee (not assessed against fixed account options)                        $30

Separate Account Annual Expenses
(As a percentage of the average value of the owner's interest in the Sub-Accounts)
                                                                                          Standard Contracts
                                                                                         With Administration
                                                               Standard Contracts           Charge Waived
Mortality and Expense Risk Charge                                     1.25%                     1.25%
Administration Charge                                                 0.15%                     0.00%
                                                                      -----                     -----
Total Separate Account Annual Expenses                                1.40%                     1.25%

Portfolio Annual Expenses (After Expense Reimbursement) for Year Ended 12/31/981 (As a percentage of Portfolio average net assets)

  Sub-Account                                                                Management      Other        Total
                                                                                Fees       Expenses     Expenses
  ------------------------------------------------------------------------- ------------- ------------ ------------
  Janus A.S.-Aggressive Growth Portfolio                                      0.72          0.03         0.75
  Janus A.S.-Worldwide Growth Portfolio                                       0.65          0.07         0.72
  Janus A.S.-Balanced Portfolio                                               0.72          0.02         0.74
  Janus A.S.-Growth Portfolio                                                 0.65          0.03         0.68
  Janus A.S.-International Growth Portfolio                                   0.66          0.20         0.86
  Janus A.S.-Capital Appreciation Portfolio                                   0.70          0.22         0.92
  Dreyfus V.I.F.-Capital Appreciation Portfolio                               0.75          0.06         0.81
  Dreyfus V.I.F.-Money Market Portfolio                                       0.50          0.06         0.56
  Dreyfus V.I.F.-Growth and Income Portfolio                                  0.75          0.03         0.78
  Dreyfus V.I.F.-Small Cap Portfolio                                          0.75          0.02         0.77
  The Dreyfus Socially Responsible Growth Fund, Inc.                          0.75          0.05         0.80
  Dreyfus Stock Index Fund                                                    0.25          0.01         0.26
  Strong Opportunity Fund II, Inc.                                            1.00          0.16         1.16
  Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II         1.00          0.20         1.20
  BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund                   0.00          0.65         0.65
  BT Insurance Funds Trust-Equity 500 Index Fund                              0.00          0.30         0.30
  BT Insurance Funds Trust-Small Cap Index Fund                               0.00          0.45         0.45
  INVESCO VIF-Equity Income Fund                                              0.75          0.18         0.93
  INVESCO VIF-Total Return Fund                                               0.75          0.42         1.17
  INVESCO VIF-High Yield Fund                                                 0.60          0.47         1.07
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio    0.23          0.82         1.05
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio            0.08          0.77         0.85
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio     0.06          0.64         0.70
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate           0.17          0.93         1.10
  Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets           0.00          1.95         1.95
  Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                   0.51          0.69         1.20
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio            0.32          0.78         1.10
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio               0.49          0.71         1.20
  The Timothy Plan Small-Cap Variable Series                                  1.00          0.20         1.20

The purpose of the Fee Table is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section beginning on page 20 of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses.
Premium taxes may also apply.

-------------------------------------------
1 Data for each Portfolio are for its fiscal year ended December 31, 1998. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. Fee and expenses shown below are actual fees and expenses before any applicable fee waivers or reductions or expense reimbursements.

  Sub-Account                                                                Management       Other         Total
                                                                                Fees        Expenses       Expenses
  ------------------------------------------------------------------------- ------------- -------------- -------------
  Janus A.S.-Aggressive Growth Portfolio                                      0.72           0.03          0.75
  Janus A.S.-Worldwide Growth Portfolio                                       0.67           0.07          0.74
  Janus A.S.-Balanced Portfolio                                               0.72           0.02          0.74
  Janus A.S.-Growth Portfolio                                                 0.72           0.03          0.75
  Janus A.S.-International Growth Portfolio                                   0.75           0.20          0.95
  Janus A.S.-Capital Appreciation Portfolio                                   0.75           0.22          0.97
  Dreyfus V.I.F.-Capital Appreciation Portfolio                               0.75           0.06          0.81
  Dreyfus V.I.F.-Money Market Portfolio                                       0.50           0.06          0.56
  Dreyfus V.I.F.-Growth and Income Portfolio                                  0.75           0.03          0.78
  Dreyfus V.I.F.-Small Cap Portfolio                                          0.75           0.02          0.77
  The Dreyfus Socially Responsible Growth Fund, Inc.                          0.75           0.05          0.80
  Dreyfus Stock Index Fund                                                    0.25           0.01          0.26
  Strong Opportunity Fund II, Inc.                                            1.00           0.16          1.16
  Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II         1.00           0.55          1.55
  BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund                   0.45           1.21          1.66
  BT Insurance Funds Trust-Equity 500 Index Fund                              0.20           0.99          1.19
  BT Insurance Funds Trust-Small Cap Index Fund                               0.35           1.23          1.58
  INVESCO VIF-Equity Income Fund                                              0.75           0.42          1.17
  INVESCO VIF-Total Return Fund                                               0.75           0.49          1.24
  INVESCO VIF-High Yield Fund                                                 0.60           0.47          1.07
  Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio    0.75           0.82          1.57
  Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio            0.55           0.77          1.32
  Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio     0.40           0.64          1.04
  Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate           0.80           0.93          1.73
  Portfolio
  Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets           1.25           2.20          3.45
  Equity Port.
  PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                   0.85           0.69          1.54
  PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio            0.75           0.78          1.53
  PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio               0.85           0.71          1.56
  The Timothy Plan Small-Cap Variable Series                                  1.00           1.90          2.90


Examples                                                         Example #1--Assuming Surrender   Example #2--Assuming No Surrender
Standard Contracts
                                                                  If the owner surrenders            If the owner does not surrender
                                                                his or her Contract at the end     his or her Contract, or if it is
                                                                 of the applicable time period,    annuitized,the following expenses
                                                                the following expenses would be      would be charged on a $1,000
                                                                 charged on a $1,000 investment:       investment at the end of the
                                                                                                          applicable time period:
-------------------------------------------------------------------- ---------------------------------------- ----------------------
Sub-Account                                                           1       3      5      10         1     3        5    10
                                                                     Year   Years  Years   Years     Year   Years   Years Years
-------------------------------------------------------------------- --------- ---------- --------- --------- ---------- --------- -
Janus A.S.-Aggressive Growth Portfolio                                $102   $152   $189   $313       $ 22   $ 72   $129   $313
Janus A.S.-Worldwide Growth Portfolio                                 $102   $151   $188   $310       $ 22   $ 71   $128   $310
Janus A.S.-Balanced Portfolio                                         $102   $152   $189   $312       $ 22   $ 72   $129   $312
Janus A.S.-Growth Portfolio                                           $101   $150   $185   $304       $ 21   $ 70   $125   $304
Janus A.S.-International Growth Portfolio                             $103   $155   $196   $328       $ 23   $ 75   $136   $328
Janus A.S.-Capital Appreciation Portfolio                             $104   $157   $199   $335       $ 24   $ 77   $139   $335
Dreyfus V.I.F.-Capital Appreciation Portfolio                         $103   $154   $193   $321       $ 23   $ 74   $133   $321
Dreyfus V.I.F.-Money Market Portfolio                                 $100   $146   $178   $288       $ 20   $ 66   $118   $288
Dreyfus V.I.F.-Growth and Income Portfolio                            $103   $153   $191   $317       $ 23   $ 73   $131   $317
Dreyfus V.I.F.-Small Cap Portfolio                                    $102   $153   $190   $316       $ 22   $ 73   $130   $316
The Dreyfus Socially Responsible Growth Fund, Inc.                    $103   $154   $192   $320       $ 23   $ 74   $132   $320
Dreyfus Stock Index Fund                                              $ 97   $136   $161   $248       $ 17   $ 56   $101   $248
Strong Opportunity Fund II, Inc.                                      $106   $165   $212   $366       $ 26   $ 85   $152   $366
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II   $107   $166   $215   $371       $ 27   $ 86   $155   $371
BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund             $101   $149   $184   $300       $ 21   $ 69   $124   $300
BT Insurance Funds Trust-Equity 500 Index Fund                        $ 98   $137   $163   $253       $ 18   $ 57   $103   $253
BT Insurance Funds Trust-Small Cap Index Fund                         $ 99   $142   $172   $274       $ 19   $ 62   $112   $274
INVESCO VIF-Equity Income Fund                                        $104   $158   $200   $337       $ 24   $ 78   $140   $337
INVESCO VIF-Total Return Fund                                         $106   $165   $213   $367       $ 26   $ 85   $153   $367
INVESCO VIF-High Yield Fund                                           $107   $166   $215   $371       $ 27   $ 86   $155   $371
Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value        $105   $162   $206   $352       $ 25   $ 82   $146   $352
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio      $103   $155   $195   $326       $ 23   $ 75   $135   $326
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income         $102   $150   $187   $307       $ 22   $ 70   $127   $307
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate     $106   $163   $209   $358       $ 26   $ 83   $149   $358
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets     $114   $190   $255   $460       $ 34   $110   $195   $460
Equity
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio             $107   $166   $215   $371       $ 27   $ 86   $155   $371
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio      $106   $163   $209   $358       $ 26   $ 83   $149   $358
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio         $107   $166   $215   $371       $ 27   $ 86   $155   $371
The Timothy Plan Small-Cap Variable Series                            $107   $166   $215   $371       $ 27   $ 86   $155   $371


Standard Contracts with Administration Charge Waived             Example #1--Assuming Surrender    Example #2--Assuming No Surrender

                                                                   If the owner surrenders his      If the owner does not surrender
                                                                  or her Contract at the end         his or her Contract, or if it
                                                                 of the applicable time period,    is annuitized, the following
                                                                  the following expenses would     expenses would be charged on a
                                                                    be charged on a $1,000             $1,000 investment at the
                                                                 the applicable time period:               end of investment:
-------------------------------------------------------------------- ---------------------------------------- ----------------------
Sub-Account                                                            1       3       5     10            1      3      5      10
                                                                     Years   Years   Years  Years        Years  Years  Years  Years
---------------------------------------------------------------------------- ---------- --------- --------- ---------- --------- --
Janus A.S.-Aggressive Growth Portfolio                                 $101   $147   $181   $294         $ 21   $ 67   $121   $294
Janus A.S.-Worldwide Growth Portfolio                                  $100   $146   $179   $290         $ 20   $ 66   $119   $290
Janus A.S.-Balanced Portfolio                                          $101   $147   $180   $293         $ 21   $ 67   $120   $293
Janus A.S.-Growth Portfolio                                            $100   $145   $177   $285         $ 20   $ 65   $117   $285
Janus A.S.-International Growth Portfolio                              $102   $151   $187   $308         $ 22   $ 71   $127   $308
Janus A.S.-Capital Appreciation Portfolio                              $102   $153   $191   $316         $ 22   $ 73   $131   $316
Dreyfus V.I.F.-Capital Appreciation Portfolio                          $101   $149   $184   $302         $ 21   $ 69   $124   $302
Dreyfus V.I.F.-Money Market Portfolio                                  $ 99   $141   $170   $268         $ 19   $ 61   $110   $268
Dreyfus V.I.F.-Growth and Income Portfolio                             $101   $148   $183   $298         $ 21   $ 68   $123   $298
Dreyfus V.I.F.-Small Cap Portfolio                                     $101   $148   $182   $296         $ 21   $ 68   $122   $296
The Dreyfus Socially Responsible Growth Fund, Inc.                     $101   $149   $184   $300         $ 21   $ 69   $124   $300
Dreyfus Stock Index Fund                                               $ 96   $131   $152   $227         $ 16   $ 51   $ 92   $227
Strong Opportunity Fund II, Inc.                                       $105   $160   $204   $347         $ 25   $ 80   $144   $347
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II    $105   $162   $206   $352         $ 25   $ 82   $146   $352
BT Insurance Funds Trust-EAFEREGISTERED Equity Index Fund              $100   $144   $175   $281         $ 20   $ 64   $115   $281
BT Insurance Funds Trust-Equity 500 Index Fund                         $ 96   $132   $155   $233         $ 16   $ 52   $ 95   $233
BT Insurance Funds Trust-Small Cap Index Fund                          $ 98   $137   $163   $253         $ 18   $ 57   $103   $253
INVESCO VIF-Equity Income Fund                                         $103   $153   $191   $317         $ 23   $ 73   $131   $317
INVESCO VIF-Total Return Fund                                          $105   $161   $205   $348         $ 25   $ 81   $145   $348
INVESCO VIF-High Yield Fund                                            $105   $162   $206   $352         $ 25   $ 82   $146   $352
Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value         $104   $157   $198   $333         $ 24   $ 77   $138   $333
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio       $102   $150   $187   $307         $ 22   $ 70   $127   $307
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income          $100   $145   $178   $287         $ 20   $ 65   $118   $287
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate      $104   $158   $201   $339         $ 24   $ 78   $141   $339
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets      $113   $185   $247   $443         $ 33   $105   $187   $443
Equity
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio              $105   $162   $206   $352         $ 25   $ 82   $146   $352
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio       $104   $158   $201   $339         $ 24   $ 78   $141   $339
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio          $105   $162   $206   $352         $ 25   $ 82   $146   $352
The Timothy Plan Small-Cap Variable Series                             $105   $162   $206   $352         $ 25   $ 82   $146   $352


The examples are not indicative of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Sub-Accounts or between the fixed account options and the Sub-Accounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of $0.00 per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/98 to total net assets as of 12/31/98. The examples do not include charges for premium taxes. The examples assume the purchase payment bonus is included in, and not added to, the $1,000 assumed investment.

CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------------------------------------------------

                        Sub-Account                                          12/31/97                   12/31/98
        --------------- -------------------------------------------- -------------------------- -------------------------
        Janus           Aggressive Growth Portfolio
        Aspen                    Accumulation Unit Value                          10.723950                 14.199318
        Series                   Accumulation Units Outstanding                   2,830.076                53,896.345
                        -------------------------------------------- -------------------------- -------------------------
                        Worldwide Growth Portfolio
                                 Accumulation Unit Value                           9.935860                 12.632936
                                 Accumulation Units Outstanding                  56,665.753               402,131.168
                        -------------------------------------------- -------------------------- -------------------------
                        Balanced Portfolio
                                 Accumulation Unit Value                          10.604609                 14.043929
                                 Accumulation Units Outstanding                  30,519.754               373,285.807
                        -------------------------------------------- -------------------------- -------------------------
                        Growth Portfolio
                                 Accumulation Unit Value                          10.239960                 13.699715
                                 Accumulation Units Outstanding                  32,737.591               172,190.630
                        -------------------------------------------- -------------------------- -------------------------
                        International Growth Portfolio
                                 Accumulation Unit Value                           9.735841                 11.256365
                                 Accumulation Units Outstanding                  12,541.039                45,382.775
                        -------------------------------------------- -------------------------- -------------------------
                        Capital Appreciation Portfolio
                                 Accumulation Unit Value                                N/A                       N/A
                                 Accumulation Units Outstanding                         N/A                       N/A
        --------------- -------------------------------------------- -------------------------- -------------------------
        Dreyfus         Capital Appreciation Portfolio
        Variable                 Accumulation Unit Value                          10.103905                 12.975443
        Investment               Accumulation Units Outstanding                  18,347.666               170,523.015
        Fund            -------------------------------------------- -------------------------- -------------------------
                        Money Market Portfolio
                                 Accumulation Unit Value                           1.016499                  1.050876
                                 Accumulation Units Outstanding                       0.000               658,981.650
                        -------------------------------------------- -------------------------- -------------------------
                        Growth and Income Portfolio
                                 Accumulation Unit Value                          10.196538                 11.243790
                                 Accumulation Units Outstanding                  32,231.762               159,409.837
                        -------------------------------------------- -------------------------- -------------------------
                        Small Cap Portfolio
                                 Accumulation Unit Value                          10.362314                  9.867472
                                 Accumulation Units Outstanding                  41,359.506               171,968.905
        ------------------------------------------------------------ -------------------------- -------------------------
        The Dreyfus Socially Responsible Growth Fund, Inc.
                                 Accumulation Unit Value                          10.320883                 13.169143
                                 Accumulation Units Outstanding                  26,332.500               140,614.024
        ------------------------------------------------------------ -------------------------- -------------------------
        Dreyfus Stock Index Fund
                                 Accumulation Unit Value                          10.479569                 13.250646
                                 Accumulation Units Outstanding                  69,510.645               779,485.606
        ------------------------------------------------------------ -------------------------- -------------------------
        Strong Opportunity Fund II, Inc.
                                 Accumulation Unit Value                          10.727356                 12.012034
                                 Accumulation Units Outstanding                   6,416.208                72,644.387
        ------------------------------------------------------------ -------------------------- -------------------------
        Strong Variable Insurance Funds, Inc.-Strong Mid Cap
        Growth Fund II
                                 Accumulation Unit Value                          10.707133                 13.587521
                                 Accumulation Units Outstanding                   2,147.556                33,197.715
        ----------------------------------------------------------- -------------------------- -------------------------
        BT Insurance      EAFEREGISTERED Equity Index Fund
        Funds Trust              Accumulation Unit Value                                N/A                       N/A
                                 Accumulation Units Outstanding                         N/A                       N/A
                          ------------------------------------------ -------------------------- -------------------------
                          Equity 500 Index Fund
                                 Accumulation Unit Value                                N/A                       N/A
                                 Accumulation Units Outstanding                         N/A                       N/A
                          ------------------------------------------ -------------------------- -------------------------
                          Small Cap Index Fund
                                 Accumulation Unit Value                                N/A                       N/A
                                 Accumulation Units Outstanding                         N/A                       N/A

        ----------------------------------------------------------- -------------------------- -------------------------
        INVESCO           INVESCO VIF-Equity Income Fund
        Variable                   Accumulation Unit Value                        10.659157                 12.120155
        Investment                 Accumulation Units Outstanding                33,269.953               200,541.938
        Funds, Inc.       ------------------------------------------ -------------------------- -------------------------
                          INVESCO VIF-Total Return Fund
                                   Accumulation Unit Value                        10.503108                 11.348675
                                   Accumulation Units Outstanding                14,641.934               154,762.526
                          ------------------------------------------ -------------------------- -------------------------
                          INVESCO VIF-High Yield Fund
                                   Accumulation Unit Value                        10.687084                 10.689459
                                   Accumulation Units Outstanding                10,260.821                70,047.913
                                      -10-

        ----------------------------------------------------------- -------------------------- -------------------------
        Morgan Stanley    Mid Cap Value Portfolio
        Dean Witter
        Universal                  Accumulation Unit Value                        11.113227                 12.705082
        Funds, Inc.                Accumulation Units Outstanding                16,674.966               111,076.120
                          ------------------------------------------ -------------------------- -------------------------
                          Value Portfolio
                                   Accumulation Unit Value                        10.204064                  9.848411
                                   Accumulation Units Outstanding                 9,944.401                34,212.111
                          ------------------------------------------ -------------------------- -------------------------
                          Fixed Income Portfolio
                                   Accumulation Unit Value                        10.412276                 11.079965
                                   Accumulation Units Outstanding                     4.653                46,348.096
                          ------------------------------------------ -------------------------- -------------------------
                          U.S. Real Estate Portfolio
                                   Accumulation Unit Value                        11.101269                  9.758808
                                   Accumulation Units Outstanding                 7,200.060                43,786.457
                          ------------------------------------------ -------------------------- -------------------------
                          Emerging Markets Equity Portfolio
                                   Accumulation Unit Value                         7.911559                  5.915866
                                   Accumulation Units Outstanding                 9,042.956                30,255.642
       --------------- -------------------------------------------- -------------------------- -------------------------
        PBHG            PBHG Growth II Portfolio
        Insurance                Accumulation Unit Value                           9.511124                 10.147606
        Series                   Accumulation Units Outstanding                   6,195.935                24,618.770
        Fund, Inc.      -------------------------------------------- -------------------------- -------------------------
                        PBHG Large Cap Growth Portfolio
                                 Accumulation Unit Value                          10.150555                 13.076352
                                 Accumulation Units Outstanding                  11,415.131                31,474.961
                        -------------------------------------------- -------------------------- -------------------------
                        PBHG Technology & Communications Portfolio
                                 Accumulation Unit Value                           9.057045                 11.808346
                                 Accumulation Units Outstanding                  20,974.008                65,820.143
        ------------------------------------------------------------ -------------------------- -------------------------
        The Timothy Plan Small-Cap Variable Series
                                 Accumulation Unit Value                                N/A                 10.283942
                                 Accumulation Units Outstanding                         N/A                29,293.327

The  above  table  gives  year-end   Accumulation   Unit  information  for  each
Sub-Account from the end of the year of inception to December 31, 1998. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Sub-Account other than the Dreyfus Money Market Portfolio Sub-Account was 10.000000 as of July 15, 1997 (the Separate Account commencement date), or as of May 1, 1998 (the effective date of the Sub-Account) for The Timothy Plan Small-Cap Variable Series, or as of May 1, 1999 (the effective date of the Sub-Account) for the Janus Aspen Series Capital Appreciation Portfolio and the three BT Insurance Funds Trust Portfolios. The beginning Accumulation Unit Value for the Dreyfus Money Market Portfolio Sub-Account was 1.000000 as of July 15, 1997. No Contracts with Administration Charge waived were issued as of December 31, 1998.

Financial Statements
The financial statements and reports of independent auditors for the Company and
for  the  Separate   Account  are  included  in  the   statement  of  additional
information.

Performance Information
From time to time, the Company may advertise yields and/or total returns for the Sub-Accounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

Yield Data
The "yield" of the money market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The "effective yield" of the money market Sub-Account is the same as the "yield" except that it assumes reinvestment of the income earned in that Sub-Account. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Sub-Account other than the money market Sub-Account.

Total Return Data
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Sub-Account for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Sub-Account has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Sub-Account from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures
The Company may include in reports and promotional literature rankings of the Sub-Accounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average and Morningstar.

The Company may also:

o compare the performance of a Sub-Account with applicable indices and/or industry averages;
o present performance information that reflects the effects of tax-deferred compounding on Sub-Account investment returns;
o compare investment return on a tax-deferred basis with currently taxable investment return;
o    illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
--------------------------------------------------------------------------------
The Separate Account is currently divided into 29 Sub-Accounts. Each Sub-Account is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses which accompany this prospectus contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Sub-Accounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners. The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


Janus Aspen Series

Advisor:                          Aggressive Growth Portfolio
Janus Capital Corporation         A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks with an emphasis on securities issued by medium-sized companies.

Advisor:                          Worldwide Growth Portfolio
Janus Capital Corporation         A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers.
                                  International investing may present special risks, including currency fluctuations and social and political developments.  For further discussion of the risks associated with international investing, please see the attached Janus Aspen Series prospectus.

Advisor:                          Balanced Portfolio
Janus Capital Corporation         A diversified portfolio that seeks long-term growth of capital balanced by current income.  The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Advisor:                          Growth Portfolio
Janus Capital Corporation         A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

Advisor:                          International Growth Portfolio
Janus Capital Corporation         A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.  International investing may present special risks, including currency fluctuations and social and political developments.  For further discussion of the risks associated with international investing, please see the attached Janus
                                  Aspen Series prospectus.

Advisor:                          Capital Appreciation Portfolio
Janus Capital Corporation         A nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of issuers of any size.

                                      -13-

Dreyfus Portfolios

Advisor:                          Dreyfus Variable Investment Fund-Capital Appreciation Portfolio
The Dreyfus Corporation           The Capital Appreciation Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of
Sub-Advisor:                      capital.  Current income is a secondary goal.  It seeks to achieve its
Fayez Sarofim & Co.               goals by investing in common stocks.

Advisor:                          Dreyfus Variable Investment Fund-Money Market Portfolio
The Dreyfus Corporation           The Money Market Portfolio's goal is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Portfolio invests in short-term money market instruments. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Advisor:                          Dreyfus Variable Investment Fund-Growth and Income Portfolio
The Dreyfus Corporation           The Growth and Income Portfolio's goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Portfolio invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.

Advisor:                          Dreyfus Variable Investment Fund-Small Cap Portfolio
The Dreyfus Corporation           The Small Cap Portfolio's goal is to maximize capital appreciation. This
                                  Portfolio invests primarily in common stocks of domestic and foreign issuers. This Portfolio seeks companies characterized by new or innovative products or services which should enhance prospects for growth in future earnings.

Advisor:                          The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Corporation           The Dreyfus Socially Responsible Growth Fund, Inc.'s primary goal is to provide capital growth.  It seeks to achieve this goal by investing
Sub-Advisor:                      principally in common stocks, or securities convertible into common
NCM Capital Management Group,     stock, of companies which, in the opinion of the Portfolio's management,
Inc.                              not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.  Current income is a secondary goal.

Advisor:                          Dreyfus Stock Index Fund
The Dreyfus Corporation           The Dreyfus Stock Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of
Index Manager:                    publicly traded common stocks in the aggregate, as represented by the
Mellon Equity Associates (an      Standard & Poor's 500 Composite Stock Price Index.  The Stock Index Fund
affiliate of Dreyfus)             is neither sponsored, endorsed, sold or promoted by, nor affiliated with,
                                  Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

                                      -14-

Strong Portfolios

Advisor:                          Strong Opportunity Fund II, Inc.
Strong Capital Management, Inc.   The investment objective of the Strong Opportunity Fund II is to seek capital growth.  It currently emphasizes medium-sized companies that the
                                  Portfolio's adviser believes are under-researched and attractively valued.

Advisor:                          Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
Strong Capital Management, Inc.   The investment objective of the Strong Mid Cap Growth Fund II is to seek capital growth.  It invests primarily in equity securities that the
                                  Portfolio's adviser believes have above-average growth prospects.  This
                                  Portfolio was formerly called the Strong Growth Fund II.


BT Insurance Funds Trust

Advisor:                          EAFEREGISTERED Equity Index Fund
Bankers Trust Company             The EAFEREGISTERED Equity Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Europe,
                                  Australia, Far East Index (the "EAFEREGISTERED Index"), a
                                  capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.  The Portfolio will be invested primarily in equity securities of business enterprises organized and domiciled outside the United States or for which the principal trading market is outside the United States.  Statistical methods will be employed to replicate the EAFEREGISTERED Index by buying most of the EAFEREGISTERED Index securities.  Securities purchased for the Portfolio will generally, but not necessarily, be traded on a foreign securities exchange.

Advisor:                          Equity 500 Index Fund
Bankers Trust Company             The Equity 500 Index Fund seeks to replicate as closely as possible
                                  (before deduction of expenses) the total return of the Standard & Poor's
                                  500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks.  The Portfolio will include the common stock of those companies included in the S&P 500, other than the Bankers Trust
                                  Corporation, selected on the basis of computer generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

Advisor:                          Small Cap Index Fund
Bankers Trust Company             The Small Cap Index Fund seeks to replicate as closely as possible
                                  (before the deduction of expenses) the total return of the Russell 2000
                                  Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks.  The Portfolio will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

                                      -15-

INVESCO Variable Investment Funds, Inc.

Advisor:                          INVESCO VIF -Equity Income Fund
INVESCO Funds Group, Inc.         The primary goal of the INVESCO VIF-Equity Income Fund is to seek high current income. The Portfolio normally invests at least 65% of its assets in dividend paying common and preferred stock.  This Portfolio was formerly called the Industrial Income Portfolio.

Advisor:                          INVESCO VIF -Total Return Fund
INVESCO Funds Group, Inc.         The investment objective of the INVESCO VIF-Total Return Fund is to seek a high total return on investment through capital appreciation and current income. The INVESCO VIF-Total Return Fund seeks to accomplish its objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Advisor:                          INVESCO VIF -High Yield Fund
INVESCO Funds Group, Inc.         The investment objective of the INVESCO VIF-High Yield Fund is to seek a high level of current income by investing substantially all of its assets in lower rated debt securities and preferred stocks, including securities issued by foreign companies. The Portfolio pursues its investment objective through investment in a variety of long-term,
                                  intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the
                                  Portfolio's primary objective.  For further discussion of the risks associated with investment in lower rated bonds, please see the attached
                                  INVESCO Variable Investment Funds, Inc. prospectus.


PBHG Insurance Series Fund, Inc.

Advisor:                          PBHG Growth II Portfolio
Pilgrim Baxter & Associates,      The investment objective of the PBHG Insurance Series Growth II Portfolio
Ltd.                              is to seek capital appreciation. The Portfolio invests primarily in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues between $500 million and $10 billion) that, in the adviser's opinion, are considered to have an outlook for strong earnings growth and potential for significant capital appreciation.

Advisor:                          PBHG Large Cap Growth Portfolio
Pilgrim Baxter & Associates,      The investment objective of the PBHG Insurance Series Large Cap Growth
Ltd.                              Portfolio is to seek long-term growth of capital.  The Portfolio invests primarily in common stocks of large capitalization companies (market capitalization in excess of $1 billion) that, in the adviser's opinion, are considered to have an outlook for strong growth in earnings and potential for capital appreciation.

Advisor:                          PBHG Technology & Communications Portfolio
Pilgrim Baxter & Associates,      The investment objective of the PBHG Insurance Series Technology &
Ltd.                              Communications Portfolio is to seek long-term growth of capital.  Current income is incidental to the Portfolio's objective.  The Portfolio invests primarily in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology or communications-related products and services.

                                      -16-

Morgan Stanley Dean Witter Universal Funds, Inc.

Advisor:                          Mid Cap Value Portfolio
Miller Anderson & Sherrerd, LLP   The Mid Cap Value Portfolio seeks above-average total return over a
(an indirect wholly owned         market cycle of three to five years by investing in common stocks and
subsidiary of Morgan Stanley      other equity securities of issuers with equity capitalizations in the
Dean Witter & Co.)                range of the companies represented in the S&P MidCap 400 Index.  Such range is currently $500 million to $6 billion.

Advisor:                          Value Portfolio
Miller Anderson & Sherrerd, LLP   The investment objective of the Value Portfolio is to seek above-average
(an indirect wholly owned         total return over a market cycle of three to five years by investing
subsidiary of Morgan Stanley      primarily in a diversified portfolio of common stocks and other equity
Dean Witter & Co.)                securities deemed by the adviser to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

Advisor:                          Fixed Income Portfolio
Miller Anderson & Sherrerd, LLP   The investment objective of the Fixed Income Portfolio is to seek
(an indirect wholly owned         above-average total return over a market cycle of three to five years by
subsidiary of Morgan Stanley      investing primarily in a diversified portfolio of fixed income securities
Dean Witter & Co.)                including securities issued by the U.S. Government and its Agencies,
                                  Corporate Bonds, Mortgage-Backed Securities, Foreign Bonds, other Fixed
                                  Income Securities and Derivatives, and to a limited extent junk bonds.

Advisor:                          U.S. Real Estate Portfolio
Morgan Stanley Dean Witter        The investment objective of the U.S. Real Estate Portfolio is
Investment Management Inc. (a     above-average current income and long-term capital appreciation by
wholly owned subsidiary of        investing primarily in equity securities of U.S. and non-U.S. companies
Morgan Stanley Dean Witter &      engaged in the U.S. real estate industry, including Real Estate
Co.)                              Investment Trusts (REITs).

Advisor:                          Emerging Markets Equity Portfolio
Morgan Stanley Dean Witter        The investment objective of the Emerging Markets Equity Portfolio is
Investment Management Inc. (a     long-term capital appreciation by investing primarily in equity
wholly owned subsidiary of        securities of emerging market country issuers with a focus on those with
Morgan Stanley Dean Witter &      strong earnings growth prospects.
Co.)



The Timothy Plan Small-Cap Variable Series

Advisor:                          The Timothy Plan Small-Cap Variable Series
Timothy Partners, Ltd.            The primary investment objective of The Timothy Plan Small-Cap Variable
                                  Series is to seek long-term capital growth, with a secondary objective of current income.  The Portfolio shall seek to achieve its objectives while abiding by ethical standards established for investments by the
                                  Portfolio.  The securities in which the Portfolio shall be precluded from investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities. This Portfolio was formerly called The Timothy
                                  Plan Variable Series.

                                      -17-

Additions, Deletions, or Substitutions
The Company may add or delete Sub-Accounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Sub-Accounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Sub-Accounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Sub-Account or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Sub-Account or substitutes a Portfolio.

New Sub-Accounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Sub-Accounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Sub-Account. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Sub-Account. The number will be determined by applying the owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Sub-Account.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
--------------------------------------------------------------------------------
Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 250 East Fifth Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of American Annuity Group(R), Inc., ("AAG") a publicly traded insurance holding company (NYSE: AAG). AAG is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity InvestorsREGISTERED Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts that invest in the Separate Account.

AAG SECURITIES, INC.
--------------------------------------------------------------------------------
AAG Securities, Inc. ("AAGS"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. AAG Securities is a wholly owned subsidiary of AAG. AAGS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 250 East Fifth Street, Cincinnati, Ohio 45202. The Company pays AAGS for acting as underwriter according to the terms of a distribution agreement.

AAGS sells Contracts through its registered representatives. In addition, AAGS may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or AAGS may pay commissions to registered representatives of AAGS and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced by one-half for Contracts issued to owners over age 75. When permitted by state law and in exchange for lower initial commissions, AAGS and/or the Company may pay trail commissions to registered representatives of AAGS and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or AAGS may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of AAGS and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes where applicable and transfer fees. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Sub-Accounts. These charges are the mortality and expense risk charge and the administration charge.

The Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

Notwithstanding the above, the Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section beginning on page 27 of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section on page 30 of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Contingent Deferred Sales Charge ("CDSC")

Purpose of Charge    Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.
Amount of Charge     Up to 8% of each purchase payment depending on number of years elapsed since receipt of the purchase payment.

===================================== ====== ====== ====== ====== ======= ====== ====== ====== ======
Number of full years elapsed
between date of receipt of purchase     0      1      2      3      4       5      6      7    8 or
payment and date request for                                                                   more
surrender received
===================================== ====== ====== ====== ====== ======= ====== ====== ====== ======
CDSC as a percentage of purchase
payment surrendered                    8%     8%     8%     7%      6%     5%     3%     2%     0%
===================================== ====== ====== ====== ====== ======= ====== ====== ====== ======

When Assessed                  On partial or full surrenders of purchase payments during Accumulation
                               Period.
Assessed Against What          Purchase payments only, not earnings.  See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.
Waivers                        o   Free withdrawal vilege.  See the Surrenders section for information.
                               o   In the Company's dscretion where the Company incurs reduced sales and servicing expenses.
                               o   Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
                               o   If Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement):
                                     (i) upon  separation  from service if owner has attained age 55 and Contract has been in force for at least seven years; or
                                     (ii) after Contract has been in force fifteen years or more.
                               o   Long term care waiver rider.  See the Surrenders section for information.
                               o   If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social
                                   Security Act of 1935, as amended.
                               o   Successor Owner endorsement.  See the Account Value section for information.
                               o   Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge              Offset expenses incurred in issuing the Contracts and in maintaining the
                               Contracts and the Separate Account.
Amount of Charge               $30.00 per year.
When Assessed                  During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender.  During the
                               Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.
Assessed Against What          Amounts invested in the Sub-Accounts.  During the Accumulation Period, the
                               charge is deducted pro-rata from the Sub-Accounts in which the Contract has an interest on the date of the charge.  During the Benefit Payment Period, a pro-rata portion of the annual charge is deducted from each benefit payment from the variable account.  The charge is not assessed against the fixed account options.
Waivers                        o   During Accumulation Period if the Account Value is at least $40,000 on the date of the charge (individual contracts only).
                               o   During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).
                               o   In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                               o   During Benefit Payment Period where required to satisfy state law.


Transfer Fee

Purpose of Charge              Offset cost incurred in administering the Contracts.
Amount of Charge               $25 for each transfer in excess of 12 in any contract year.  The Company reserves the right to change the amount of this charge at any time.
When Assessed                  During Accumulation Period.
Assessed Against What          Deducted from amount transferred.
Waivers                        Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs.
                               Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year.  The Company reserves the right to eliminate this waiver at any time.


Administration Charge

Purpose of Charge              Offset expenses incurred in administering the Contracts and the Separate
                               Account.
Amount of Charge               Daily charge equal to .000411% of the daily Net Asset Value for each
                               Sub-Account, which corresponds to an annual effective rate of 0.15%.
When Assessed                  During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What          Amounts invested in the Sub-Accounts.  Not assessed against the fixed account options.
Waivers                        May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge              Compensation for bearing certain mortality and expense risks under the
                               Contract.  Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.
Amount of Charge               Daily charge equal to .003403% of the daily Net Asset Value for each
                               Sub-Account, which corresponds to an effective annual rate of 1.25%. The
                               Company estimates that the mortality risk component of this charge is 0.75%
                               and the expense risk component is 0.50%.
When Assessed                  During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What          Amounts invested in the Sub-Accounts. Not assessed against the fixed account options.
Waivers                        None.

Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company has a tax liability under state law.

Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table on page 6 of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel
The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payments paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payments, as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments, less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.

Persons With Rights Under a Contract

Owner: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

Joint Owners: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

Successor Owner: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

Annuitant: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified contract. The owner may designate an annuitant under a non-tax-qualified Contract.

Beneficiary: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

Payee: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. During the Benefit Payment Period, the beneficiary is the payee.

Assignee: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
--------------------------------------------------------------------------------
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section beginning on page 27 of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections on pages 30 and 31 of this prospectus.

Account Statements
During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value
The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) amounts invested in the fixed investment options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the owner's interest in the Sub-Accounts as of that time. The value of the owner's interest in the Sub-Accounts at any time is equal to the sum of the number of Accumulation Units for each Sub-Account attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Sub-Account at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units
Amounts allocated or transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit Value for that Sub-Account as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

o        transfer from a Sub-Account
o        full or partial surrender from the Sub-Accounts
o        payment of a death benefit
o        application of the amounts in the Sub-Accounts to a settlement option
o        deduction of the contract maintenance fee
o        deduction of any transfer fee

Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The Successor Owner endorsement may not be available in all States.

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                                         Tax-Qualified              Non-Tax-Qualified
-------------------------------------------------------- -------------------------- ---------------------------
-------------------------------------------------------- -------------------------- ---------------------------
Minimum single purchase payment                          $2,000                     $5,000
-------------------------------------------------------- -------------------------- ---------------------------
-------------------------------------------------------- -------------------------- ---------------------------
Minimum monthly under periodic payment program           $50                        $100
-------------------------------------------------------- -------------------------- ---------------------------
-------------------------------------------------------- -------------------------- ---------------------------
Minimum additional payments                              $50                        $50
-------------------------------------------------------- -------------------------- ---------------------------
-------------------------------------------------------- -------------------------- ---------------------------
Maximum single purchase payment                          $500,000 or Company        $500,000 or Company
                                                         approval                   approval

The Company reserves the right to increase or decrease the minimum allowable single purchase payment or minimum purchase payment under a periodic payment program, or the minimum allowable additional purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Sub-Account, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Purchase Payment Bonus
A bonus in the amount of 3% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. If the bonus is returned to the owner on a full or partial surrender, a contingent deferred sales charge, to the extent applicable to the purchase payment, will be deducted from the bonus amount.

The bonus will not be returned to the owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first contract year. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus which was allocated to Sub-Accounts.

Investment Options--Allocations
Purchase payments can be allocated in whole percentages to any of the available Sub-Accounts or fixed account options. See The Portfolios section beginning on page 13 of this prospectus for a listing and description of the currently available Sub-Accounts. The currently available fixed account options are as follows:

               Fixed Accumulation Account Option
               One Year Guaranteed Interest Rate Option
               Three Year Guaranteed Interest Rate Option
               Five Year Guaranteed Interest Rate Option
               Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                         Tax-Qualified and Non-Tax-Qualified
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Minimum allocation to any Sub-Account                    $10
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Minimum allocation to fixed accumulation account         $10
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Minimum allocation to fixed account guarantee option     $2,000
                                                         No amounts may be  allocated to a guarantee
                                                         period option which would extend beyond the
                                                         owner's 85th  birthday or 5 years after the
                                                         effective date of the Contract, if later.
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Allocation during right to cancel period                 No current restrictions, however, the Company
                                                         reserves the right to require that purchase
                                                         payment(s) be allocated to the money market
                                                         Sub-Account or to the fixed accumulation account
                                                         option during the right to cancel period.

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Sub-Accounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Sub-Accounts.

Principal Guarantee Program
An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section on page 25 of this prospectus. If a guarantee period is unavailable due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

Transfers
During  the  Accumulation   Period,   an  owner  may  transfer  amounts  between
Sub-Accounts, between fixed account options, and/or between Sub-Accounts and fixed account options.

The current restrictions on transfers are as follows:

                                                         Tax-Qualified and Non-Tax-Qualified
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Minimum transfer from any Sub-Account                    $500 or balance of Sub-Account, if less
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Minimum transfer from fixed account option               $500 or balance of fixed account option if less
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Minimum transfer to fixed account guarantee option       $2,000
                                                         No  amounts   may  be   transferred   to  a
                                                         guarantee  period option which would extend
                                                         beyond the owner's 85th birthday or 5 years
                                                         after the  effective  date of the Contract,
                                                         if later.
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------

Maximum  transfer from fixed account  option other than  During any contract year, 20% of the fixed account
fixed account guarantee option which is maturing         option's value as of the most recent contract
                                                         anniversary.
-------------------------------------------------------- ------------------------------------------------------
-------------------------------------------------------- ------------------------------------------------------
Transfers from fixed account options                     o   May not be made prior to first contract
                                                             anniversary.
                                                         o   Amounts transferred from fixed account
                                                             options to Sub-Accounts may not be transferred
                                                             back to fixed account options for a period of 6
                                                             months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service                       Description                 Minimum Account            Limitations/Notes
                                                          Requirements
----------------------------- --------------------------- -------------------------- ---------------------------
----------------------------- --------------------------- -------------------------- ---------------------------
Dollar Cost Averaging         Automatic transfers from    Source of funds must be    Dollar cost averaging
There are risks involved in   the money market            at least $10,000.          transfers may not be made
switching between             Sub-Account to any other                               to any of the fixed
investments available under   Sub-Account(s), or from     Minimum transfer per       account options.  The
the Contract.  Dollar cost    the fixed accumulation      month is $500.  When       dollar cost averaging
averaging requires regular    account option to any       balance of source of       transfers will take place
investment changes            Sub-Account(s), on a        funds falls below $500,    on the last Valuation
regardless of fluctuating     monthly or quarterly        entire balance will be     Date of each calendar
price levels and does not     basis.                      allocated according to     month or quarter as
guarantee profits or                                      dollar cost averaging      requested by the owner.
prevent losses in a                                       instructions.
declining market.  You
should consider your
financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.
----------------------------- --------------------------- -------------------------- ---------------------------
----------------------------- --------------------------- -------------------------- ---------------------------
Portfolio Rebalancing         Automatically transfer      Minimum Account Value of   Transfers will take place
                              amounts between the         $10,000.                   on the last Valuation
                              Sub-Accounts and the                                   Date of each calendar
                              fixed accumulation                                     quarter.  Portfolio
                              account option to                                      rebalancing will not be
                              maintain the percentage                                available if the dollar
                              allocations selected by                                cost averaging program or
                              the owner.                                             an interest sweep from
                                                                                     the fixed accumulation
                                                                                     account option is being
                                                                                     utilized.
----------------------------- --------------------------- -------------------------- ---------------------------
----------------------------- --------------------------- -------------------------- ---------------------------
Interest Sweep                Automatic transfers of      Balance of each fixed      Interest sweep transfers
                              the income from any fixed   account option selected    will take place on the
                              account option(s) to any    must be at  least          last Valuation Date of
                              Sub-Account(s).             $5,000.  Maximum           each calendar quarter.
                                                          transfer   from   each
                                                          fixed  account  option
                                                          selected   is  20%  of
                                                          such   fixed   account
                                                          option's   value   per
                                                          year.    Amounts
                                                          transferred  under the
                                                          interest sweep  program
                                                          will reduce  the  20%
                                                          maximum transfer amount
                                                          otherwise  allowed.

                                                -28-

Telephone Transfers
An owner may place a request for all or part of the Account Value to be transferred by telephone. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:30 a.m. and 4:00 p.m. Eastern Time at (800) 789-6771. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day.

The Company will not be liable for complying with telephone instructions which the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions.

Termination of Transfer Programs
The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at (800) 789-6771. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing services in such amount(s) as the Company may then determine to be reasonable for participation in the service.

Surrenders
An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:

                                                            Tax-Qualified           Non-Tax-Qualified
----------------------------------------------------------- ------------------------- -------------------------
----------------------------------------------------------- ---------------------------------------------------
Minimum amount of partial surrender                                                $500
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
Minimum remaining Surrender Value after partial surrender                          $500
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ------------------------- -------------------------
Amount available for surrender (valued as of end of         Surrender Value,          Surrender Value,
Valuation Period in which request for surrender is          subject to tax law or     subject to employer
received by the Company)                                    employer plan             plan restrictions on
                                                            restrictions on           withdrawals
                                                            withdrawals
----------------------------------------------------------- ------------------------- -------------------------
----------------------------------------------------------- ---------------------------------------------------
Tax penalty for early withdrawal                            Up to 10% of Surrender Value before age 59 1/2
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
Contract maintenance fee on full surrender                  $30 (no CDSC applies)
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
Contingent deferred sales charge ("CDSC")                   Up to 8% of purchase payments
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------
Order of withdrawal for purposes of CDSC (order may be      First from accumulated earnings (no CDSC applies)
different for tax purposes)                                 and then from purchase payments on "first-in,
                                                            first-out" basis (CDSC may apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Sub-Accounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Sub-Accounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: 1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or 2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long Term Care Waiver Rider
If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

Systematic Withdrawal
During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans
The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax adviser prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Sub-Accounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value, before deduction of any applicable contingent deferred sales charges, is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD
Annuity Benefit
--------------------------------------------------------------------------------
An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. [For tax-qualified Contracts, if the payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person payee is the owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the annuitant of the Contract.]

The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section beginning on page 32 of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section beginning on page 32 of this prospectus.

Death Benefit
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the larger of the following two amounts:

o   The Account Value on the Death Benefit Valuation Date.
o The total purchase payment(s), including the bonus(es) thereon, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section beginning on page 32 of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

Settlement Options
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Sub-Accounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Sub-Accounts during the Benefit Payment Period are set forth in the statement of additional information.

Form of Settlement Option
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Periods of 1-4 years are available for death benefit settlement options only.)

Life Annuity with Payments for at Least a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Sub-Account(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Sub-Accounts is greater less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Sub-Account selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Sub-Account equals the shares for that Sub-Account, which are the Benefit Units, times their value, which is the

Benefit Unit Value for that Sub-Account as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Sub-Account selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Sub-Account(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Sub-Account is divided by the Benefit Unit Value for that Sub-Account as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Sub-Account at each payment interval. The number of Benefit Units for each Sub-Account remains fixed during the Benefit Payment Period, except as a result of any transfers among Sub-Accounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms on page 38 of this prospectus.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the State in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral On Annuities
Internal  Revenue  Code  ("IRC")  Section 72 governs  taxation of  annuities  in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Plans
Annuities may also qualify for tax-deferred treatment under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals which do not apply to non-tax-qualified Contracts. These restrictions may be imposed by the IRC or by an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, certain amounts may be contributed to an IRA that are deductible from an individual's gross income. Employers also may establish a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) to provide IRA contributions on behalf of their employees.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions are not deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities
IRC 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). These qualifying employers may make contributions to the Contracts for the benefit of their employees. Subject to certain limits, such contributions are not includable in the gross income of the employee until the employee receives distributions under the Contract. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

Texas Optional Retirement Program
The Texas Optional Retirement Program ("ORP") provides for the purchase of tax-sheltered annuities with fixed employer and employee contributions. Under
Section 830.105 of the Texas Government Code, amounts cannot be distributed from a Contract issued under the ORP until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that employer-provided ORP benefits vest after one year of participation. Accordingly, no distribution can be made without written certification from the employer of the ORP participant's vesting status and, if the participant is living and under age 70 1/2, the participant's retirement or other termination from employment.

Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of annuity contracts to accumulate retirement savings under the plans. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans
Governmental and other tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (other than 457(g)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors.

Summary of Income Tax Rules
The  following   chart   summarizes   the  basic  income  tax  rules   governing
tax-qualified and non-tax-qualified Contracts:

--------------------------- ------------------------------------------- ------------------------------------------
                            Tax-Qualified Plans                         Basic Non-Tax-Qualified Contracts
                            Nonqualified Deferred Compensation Plans
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Plan Types                  o    IRC ss401 (Pension and Profit          o   IRC ss72 only
                                 Sharing)
                            o    IRC ss403 (Tax-Sheltered
                                 Annuities)
                            o    IRC ss408 (IRA, SIMPLE IRA)
                            o    IRC ss408A (Roth IRA)
                            o    IRC ss457
                            o    Nonqualified Deferred Compensation
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Who May Purchase Contract   Natural person, employer, or employer       Anyone.  Non-natural person may purchase
                            plan.  Nonqualified deferred compensation   but will generally lose tax-deferred
                            plans will generally lose tax-deferred      status.
                            status.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Taxation of Surrenders      If there is an after-tax "investment in     Account Value in excess of investment in
                            the contract," a pro-rata portion of        the contract is taxable.  Generally, the
                            amount surrendered is taxable based on      "investment in the contract" will equal
                            ratio of "investment in the contract" to    the sum of all purchase payments.
                            Account Value.  Usually, 100% of            Surrenders are deemed to come from
                            distributions from a qualified plan will    earnings first, and purchase payments
                            be taxed because there was no after-tax     last.
                            contribution and therefore no "investment
                            in the contract."  Qualified                For a Contract purchased as part of an
                            distributions from ss408A Roth IRA may be   IRC Section 1035 exchange which includes
                            completely tax-free.                        contributions made before August 14,
                                                                        1982 ("pre-TEFRA contributions") partial
                            Surrenders prior to age 59 1/2 may be       withdrawals are not taxable until the
                            subject to 10% or greater tax penalty       pre-TEFRA contributions have been
                            depending on the type of qualified plan.    returned.

                            Surrenders from tax-qualified Contracts     The taxable portion of any surrenders
                            may be restricted by the Internal Revenue   prior to age 59 1/2 may be subject to a
                            Code or by the terms of a retirement plan.  10% tax penalty.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- --------------------------------------------------------------------------------------
Taxation of Benefit         May vary depending on type of settlement option selected, but generally, for fixed
Payments (annuity benefit   dollar benefit payments, a pro-rata portion of each payment equal to [100% -
payments or death benefit   (investment in contract/total expected payments)] is subject to income tax.  For
payments)                   variable dollar benefit payments, a specific dollar amount of each payment is taxable, as predetermined by a pro-rata formula, rather than subjecting a percentage of each payment to taxation.  Once the investment in the contract has been recovered, the full amount of each benefit payment is taxable.  Qualified distributions from a ss408A Roth IRA may be completely tax-free.
--------------------------- --------------------------------------------------------------------------------------
--------------------------- --------------------------------------------------------------------------------------
Taxation of Lump Sum        Taxed to recipient generally in same manner as full surrender. Tax penalties do not
Death Benefit Payment       apply to death benefit distributions.
--------------------------- --------------------------------------------------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Assignment of               Assignment and transfer of ownership        Generally, deferred earnings become
Contract/Transfer of        generally not permitted.                    taxable to transferor at time of
Ownership                                                               transfer and transferee receives an
                                                                        investment in the contract equal to the
                                                                        Account Value at that time.  Gift tax
                                                                        consequences not discussed herein.
--------------------------- ------------------------------------------- ------------------------------------------
--------------------------- ------------------------------------------- ------------------------------------------
Withholding                 Eligible rollover distributions from        Generally, payee may elect to have taxes
                            ss401 and ss403(b) Contracts subject to     withheld or not.
                            20% mandatory withholding on taxable
                            portion unless direct rollover.  Section
                            457 plan benefits and nonqualified
                            deferred compensation plan benefits
                            subject to wage withholding.  For all
                            other payments, payee may elect to have
                            taxes withheld or not.
--------------------------- ------------------------------------------- ------------------------------------------

GLOSSARY OF FINANCIAL TERMS
--------------------------------------------------------------------------------
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions on page 4 of this prospectus.


Accumulation Unit Value: The initial Accumulation Unit Value for each Sub-Account other than the money market Sub-Account was set at $10. The initial Accumulation Unit Value for the money market Sub-Account was set at $1. The initial Accumulation Unit Value for a Sub-Account was established at the inception date of the Separate Account, or on the date the Sub-Account was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Sub-Account at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

Benefit Unit Value: The initial Benefit Unit Value for a Sub-Account will be set equal to the Accumulation Unit Value for that Sub-Account at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the first Valuation Period, the Benefit Unit Value for each Sub-Account at the end of each Valuation Period is determined by multiplying the Benefit Unit Value at the end of the previous Valuation Period by the Net Investment Factor for the applicable Sub-Account for the current Valuation Period, and by a daily investment factor (0.99991781) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which was incorporated in the calculation of the initial benefit payment.

Net Investment Factor: The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Sub-Account during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Sub-Account or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------
The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Web site http:\\www.sec.gov. The registration number for the Registration Statement is 333-51971.

OTHER INFORMATION
--------------------------------------------------------------------------------

Year 2000
The Company is developing plans to modify or replace software used in administering variable contracts so that its computer systems will function properly with respect to dates in the year 2000 and beyond. Should software modifications and new software installations not be completed on a timely basis, there could be disruptions in the ability of the Company to administer the Contracts.

The Portfolios' preparations for the year 2000 are described in the Portfolio prospectuses.

Legal Proceedings
The Company is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to the Company's assets or the Separate Account. There are no pending legal proceedings against the Separate Account or AAG Securities, Inc.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:

                                                                        Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY REGISTERED ......................3
        General Information and History...................................3
        State Regulation..................................................3

SERVICES..................................................................3
        Safekeeping of Separate Account Assets............................3
        Records and Reports...............................................3
        Experts...........................................................3

DISTRIBUTION OF THE CONTRACTS.............................................3

CALCULATION OF PERFORMANCE INFORMATION....................................4
        Money Market Sub-Account Standardized Yield Calculation...........4
        Average Annual Total Return Calculation...........................5
Cumulative Total Return Calculation.......................................5
        Standardized Average Annual Total Return Data.....................6
        Non-Standardized Average Annual Total Return Data.................7
        Other Performance Measures........................................8

BENEFIT UNITS-TRANSFER FORMULAS...........................................9

FEDERAL TAX MATTERS.......................................................10
        Taxation of Separate Account Income...............................10
        Tax Deferred Status of Non-Qualified Contracts....................10

FINANCIAL STATEMENTS......................................................11






Copies of the statement of additional information dated May 1, 1999 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance CompanyREGISTERED, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

-  -  -  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Name:---------------------------------------------------------------------------


Address:------------------------------------------------------------------------


City:---------------------------------------------------------------------------


State:--------------------------------------------------------------------------


Zip:----------------------------------------------------------------------------

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION for

The Commodore NavigatorSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities

The Commodore IndependenceSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities

The Commodore AdvantageSERVICE MARK
Individual and Group Flexible Premium Deferred Annuities

                                                           May 1, 1999


This statement of additional information supplements the current prospectuses for The Commodore NavigatorSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts, The Commodore AdvantageSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts, and The Commodore IndependenceSERVICE MARK Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors Life Insurance CompanyREGISTERED. This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in this statement of additional information have the same meaning as in the prospectuses.


A copy of any of the prospectuses dated May 1, 1999, as supplemented from time to time, may be obtained free of charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information.

                                TABLE OF CONTENTS

                                                                        Page

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED.........................3

   GENERAL INFORMATION AND HISTORY.........................................3
   STATE REGULATION........................................................3

SERVICES...................................................................3

   SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..................................3
   RECORDS AND REPORTS.....................................................3
   EXPERTS.................................................................3

DISTRIBUTION OF THE CONTRACTS..............................................3


CALCULATION OF PERFORMANCE INFORMATION.....................................4

   MONEY MARKET SUB-ACCOUNT STANDARDIZED YIELD CALCULATION.................4
   AVERAGE ANNUAL TOTAL RETURN CALCULATION.................................5
   CUMULATIVE TOTAL RETURN CALCULATION.....................................5
   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA...........................6
   NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA.......................7
   OTHER PERFORMANCE MEASURES..............................................8

BENEFIT UNITS--TRANSFER FORMULAS...........................................9


FEDERAL TAX MATTERS.......................................................10

   TAXATION OF SEPARATE ACCOUNT INCOME....................................10
   TAX DEFERRAL ON NONQUALIFIED CONTRACTS.................................10

FINANCIAL STATEMENTS......................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED
--------------------------------------------------------------------------------
General Information and History
Annuity Investors Life Insurance CompanyREGISTERED (the "Company"), formerly known as Carillon Life Insurance Company, is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The name change occurred in the state of domicile on April 12, 1995. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company was acquired in November, 1994, by American Annuity Group(R), Inc. ("AAG") a Delaware corporation that is a publicly traded insurance holding company. Great AmericanREGISTERED Insurance Company ("GAIC"), an Ohio corporation, owns more than 80% of the common stock of AAG. GAIC is a multi-line insurance carrier and a wholly owned subsidiary of Great AmericanREGISTERED Holding Company ("GAHC"), an Ohio corporation. GAHC is a wholly owned subsidiary of American Financial Corporation ("AFC"), an Ohio corporation. AFC is a wholly owned subsidiary of American Financial Group, Inc. ("AFG"), an Ohio corporation that owns 1% of the common stock of AAG. AFG is a publicly traded holding company which is engaged, through its subsidiaries, in financial businesses that include annuities, insurance and portfolio investing, and non-financial businesses.

State Regulation
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each such jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------
Safekeeping of Separate Account Assets
Title to assets of the Separate Account is held by the Company. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Sub-Accounts.

Title to assets invested in the fixed account options is held by the Company together with the Company's general account assets.

Records and Reports
All records and accounts relating to the fixed account options and the Separate Account will be maintained by the Company. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semi-annually at the owner's last known address.

Experts
The financial statements of the Separate Account and the statutory-basis financial statements of the Company as of December 31, 1998 and 1997, and for the years then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts. The approximate commissions received and retained by AAG Securities, Inc. ("AAG Securities") for sale of the Contracts for each of the last three fiscal years are as follows:

----------------- ------------ ------------ -----------
Year Ended         12/31/98     12/31/97     12/31/96
----------------- ------------ ------------ -----------
Navigator                       (7/15 to       N/A
                                 12/31)
  Received         $1,857,198     $296,000     N/A
  Retained            $98,600      $18,000     N/A
----------------- ------------ ------------ -----------
Advantage          (7/22 to        N/A         N/A
                    12/31)
  Received            $23,827      N/A         N/A
  Retained                 $0      N/A         N/A
----------------- ------------ ------------ -----------
Independence       (7/22 to        N/A         N/A
                    12/31)
  Received             $3,143      N/A         N/A
  Retained                 $0      N/A         N/A
----------------- ------------ ------------ -----------
N/A = Contract not available and no commissions paid.

CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Money Market Sub-Account Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market Portfolio or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN  = The percentage (or net) change in the Accumulation
                              Unit Value for the money market Sub-Account ("AUV") over a 7 day period determined as follows:

                  AUV at end of 7 day period - AUV at beginning of 7 day period
                                 AUV at beginning of 7 day period


Because the Net Asset Value of the money market  Portfolio  rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7 day period less mortality and expense risk and administration charges deducted from the Sub-Account over the 7 day period. Because of the deductions for mortality and expense risk and administration charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the money market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same seven-day period, which is yield determined on a compounded basis. The effective yield is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

The yields and effective yields for the money market Sub-Account for the seven-day period ended December 31, 1998 are as follows:

        Money Market Sub-Account            Yield         Effective Yield

        Standard Navigator Contracts        3.21%                3.27%

        Enhanced Navigator Contracts        3.50%                3.58%

        Standard Advantage Contracts        3.21%                3.27%

        Standard Independence Contracts     3.21%                3.27%

The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the money market Portfolio or substitute funding vehicle, and operating expenses. IN ADDITION, THE YIELD FIGURES DO NOT REFLECT THE EFFECT OF ANY CONTINGENT DEFERRED SALES CHARGE OR CONTRACT MAINTENANCE FEES THAT MAY BE APPLICABLE ON SURRENDER UNDER ANY CONTRACT.

Average Annual Total Return Calculation
The Company may from time to time disclose average annual total returns for one or more of the Sub-Accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

Where:

        P......=      a hypothetical initial payment of $1,000
        T......=      average annual total return
        n......=      number of years
        ERV....=      "ending redeemable value" of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period
                      (or fractional portion thereof)

Average  annual  total  return  may  be  presented  in  either  standardized  or nonstandardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, mortality and expense risk charges, and administration charges, which are charged to all Contracts of that type. The ERV for nonstandardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

Cumulative Total Return Calculation
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Sub-Account over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Separate Account commenced operations.
Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

        CTR    =      the cumulative total  return net  of Sub-Account recurring charges, other than the contract maintenance fee, for the period

        ERV    =      ending  redeemable value of a hypothetical  $1,000 payment at the beginning of the one-, five- or ten-year period at the end of the one-, five- or ten-year period (or fractional portion thereof)

        P      =      a hypothetical initial payment of $1,000


Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

Standardized Average Annual Total Return Data                Navigator          Navigator        Advantage         Independence
(Data reflects deduction of all recurring charges             Standard          Enhanced          Standard           Standard
including contingent deferred sales charges and              Contracts1/        Contracts2/      Contracts1/       Contracts1/
contract maintenance fees)
----------------------------------------------------------------------------- -------------------- --------------------- -----------
                                                          1 Year  Life of   1 Year  Life of   1 Year  Life of    1 Year    Life of
                         All Periods Ending 12/31/98              Separate          Separate          Separate             Separate
                                                                  Account3/         Account3/         Account3/            Account3/
------------------------------------------------------------------ ---------- --------- -------- ---------- ---------- ---------- --
Janus A.S.-Aggressive Growth Portfolio                    23.41%   19.65%    23.80%   20.04%   21.41%   18.39%    28.41%    22.16%
Janus A.S.-Worldwide Growth Portfolio                     18.14%    9.59%    18.52%    9.95%   16.14%    8.28%    23.14%    12.20%
Janus A.S.-Balanced Portfolio                             23.43%   18.67%    23.82%   19.06%   21.43%   17.40%    28.43%    21.19%
Janus A.S.-Growth Portfolio                               24.79%   16.49%    25.18%   16.87%   22.79%   15.21%    29.79%    24.02%
Janus A.S.-International Growth Portfolio                  6.62%    0.39%     6.96%    0.72%    4.62%   -0.98%    11.62%     3.10%
Janus A.S.-Capital Appreciation Portfolio                 46.93%   43.85%    47.39%   44.31%   44.93%   42.91%    51.93%    45.72%
Dreyfus V.I.F.-Capital Appreciation Portfolio             19.42%   11.83%    19.80%   12.19%   17.42%   10.52%    24.42%    14.41%
Dreyfus V.I.F.-Money Market Portfolio                     -6.11%   -4.78%    -5.92%   -4.48%   -8.11%   -6.19%    -1.11%    -2.00%
Dreyfus V.I.F.-Growth and Income Portfolio                 1.27%    0.30%     1.60%    0.63%   -0.73%   -1.07%     6.27%     3.01%
Dreyfus V.I.F.-Small Cap Portfolio                       -13.77%   -9.32%   -13.49%   -9.01%  -15.77%  -10.75%    -8.77%     -6.48%
The Dreyfus Socially Responsible Growth Fund, Inc.        18.60%   13.08%    18.97%   13.45%   16.60%   11.79%    23.60%    15.65%
Dreyfus Stock Index Fund                                  17.44%   13.61%    17.82%   13.98%   15.44%   12.32%    22.44%    16.17%
Strong Opportunity Fund II, Inc.                           2.98%    5.49%     3.31%    5.83%    0.98%    4.15%     7.98%     8.14%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap      17.90%   15.77%    18.28%   16.15%   15.90%   14.49%    22.90%    18.32%
Growth Fund II
BT Insurance Funds Trust-EAFE(R)Equity Index Fund         11.03%   -0.40%4/  11.39%   -0.07%4/  9.03%   -1.88%4/  16.03%     2.53%4/
BT Insurance Funds Trust-Equity 500 Index Fund            17.94%   13.31%5/  18.31%   13.68%5/ 15.94%   11.76%5/  22.94%    16.41%5/
BT Insurance Funds Trust-Small Cap Index Fund            -12.53%   -8.31%6/ -12.25%   -8.00%6/-14.53%   -9.83%6/  -7.53%    -5.29%6/
INVESCO VIF-Equity Income  Fund                            4.71%    6.21%     5.04%    6.56%    2.71%    4.87%     9.71%     8.85%
INVESCO VIF-Total Return Fund                             -0.95%    1.01%    -0.63%    1.35%   -2.95%   -0.35%     4.05%     3.72%
INVESCO VIF-High Yield Fund                               -8.98%   -3.52%    -8.68%   -3.20%  -10.98%   -4.92%    -3.98%     -0.76%
Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap   5.32%   10.06%     5.66%   10.43%    3.32%    8.75%    10.32%    12.67%
Value Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Value   -12.49%   -9.45%   -12.20%   -9.15%  -14.49%  -10.89%    -7.49%    -6.61%
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed    -2.59%   -0.82%    -2.27%   -0.49%   -4.59%   -2.20%     2.41%     1.91%
Income Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S.    -21.09%  -10.10%   -20.83%   -9.79%  -23.09%  -11.54%   -16.09%    -7.24%
Real Estate Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging-34.22%  -40.20%   -34.00%  -39.97%  -36.22%  -41.94%   -29.22%   -36.77%
Markets Equity Port.
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio -2.31%   -7.32%    -1.99%   -7.01%   -4.31%   -8.75%     2.69%    -4.51%
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth    19.82%   12.48%    20.21%   12.85%   17.82%   11.18%    24.82%    15.06%
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm.       21.38%    4.12%    21.76%    4.47%   19.38%    2.78%    26.38%     6.79%
Portfolio
The Timothy Plan Small-Cap Variable Series                 N/A     -7.16%7/   N/A     -6.96%7/   N/A    -8.16%7/    N/A     -1.16%7/


Non-Standardized Average Annual Total Return Data               Navigator Standard Contracts1/;   Navigator Enhanced Contracts2/
(Data reflects deduction of all recurring charges               Advantage Standard Contracts1/;
except contingent deferred sales charges and                    Independence Standard Contracts1/
contract maintenance fees-data is the same for
Navigator Standard Contracts, Advantage Standard
Contracts and Independence Standard Contracts)
--------------------------------------------------------------------------------------------------------- --------------------------

                                                                           1 Year     Life of     1 Year      Life of
                             All Periods Ending 12/31/98                             Separate                Separate
                                                                                     Account3/               Account3/
------------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio                                     32.41%      27.10%     32.80%       20.04%
Janus A.S.-Worldwide Growth Portfolio                                      27.14%      17.34%     27.52%        9.95%
Janus A.S.-Balanced Portfolio                                              32.43%      26.15%     32.82%       19.06%
Janus A.S.-Growth Portfolio                                                33.79%      24.02%     34.18%       16.87%
Janus A.S.-International Growth Portfolio                                  15.62%       8.43%     15.96%        0.72%
Janus A.S.-Capital Appreciation Portfolio                                  55.93%      49.42%     56.39%       49.86%
Dreyfus V.I.F.-Capital Appreciation Portfolio                              28.42%      19.50%     28.80%       12.19%
Dreyfus V.I.F.-Money Market Portfolio                                       2.89%       3.45%      3.08%       -4.48%
Dreyfus V.I.F.-Growth and Income Portfolio                                 10.27%       8.35%     10.60%        0.63%
Dreyfus V.I.F.-Small Cap Portfolio                                         -4.77%      -0.91%     -4.49%       -9.01%
The Dreyfus Socially Responsible Growth Fund, Inc.                         27.60%      20.72%     27.97%       13.45%
Dreyfus Stock Index Fund                                                   26.44%      21.23%     26.82%       13.98%
Strong Opportunity Fund II, Inc.                                           11.98%      13.36%     12.31%        5.83%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II        26.90%      23.33%     27.28%       16.15%
BT Insurance Funds Trust-EAFE REGISTERED Equity Index Fund                 20.03%       8.31%4/   20.39%        8.63%4/
BT Insurance Funds Trust-Equity 500 Index Fund                             26.94%      22.53%5/   27.31%       22.90%5/
BT Insurance Funds Trust-Small Cap Index Fund                              -3.53%       0.65%6/   -3.25%        0.95%6/
INVESCO VIF-Equity Income Fund                                             13.71%      14.06%     14.04%        6.56%
INVESCO VIF-Total Return Fund                                               8.05%       9.04%      8.37%        1.35%
INVESCO VIF-High Yield Fund                                                 0.02%       4.67%      0.32%       -3.20%
Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value Portfolio   14.32%      17.79%     14.66%       10.43%
Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio           -3.49%      -1.04%     -0.32%       -9.15%
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income Portfolio     6.41%       7.27%      6.73%       -0.49%
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate         -12.09%      -1.66%    -11.83%       -9.79%
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Equity  -25.22%     -30.17%    -25.00%      -39.97%
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                   6.69%       1.01%      7.01%       -7.01%
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio           28.82%      20.14%     29.21%       12.85%
PBHG Insurance Series Fund, Inc.-PBHG Tech. & Comm. Portfolio              30.38%      12.04%     30.76%        4.47%
The Timothy Plan Small-Cap Variable Series                                    N/A       2.84%7/      N/A        3.04%7/


1/ Annual mortality and expense risk charge of 1.25% of daily net asset value and annual administration charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% of daily net asset value and annual administration charge of 0.15% of daily net asset value.

3/ From Separate Account commencement date (7/15/97) to 12/31/98 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/98.

5/   From inception date of Portfolio (10/1/97) to 12/31/98.

6/   From inception date of Portfolio (8/25/97) to 12/31/98.

7/   From inception date of Portfolio (5/1/98) to 12/31/98.

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Sub-Account, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other variable annuities and investment products of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, the desirability of owning the Contract and other products and services offered by the Company or AAG Securities, Inc.
("AAG Securities").

The Company or AAG Securities may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Sub-Accounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlations for the Sub-Accounts and the respective Portfolios and compare these volatility measures and correlations with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Sub-Account's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS--TRANSFER FORMULAS
-------------------------------------------------------------------------------

Transfers of a Contract owner's Benefit Units between Sub-Accounts during the Benefit Payment Period are implemented according to the following formulas:

        (1) The number of Benefit Units to be transferred from a given Sub-Account is BU1(trans).

        (2) The number of the Contract owner's Benefit Units remaining in such Sub-Account (after the transfer)
                      = UNIT1 - BU1(trans).

        (3) The number of Benefit Units transferred to the new Sub-Account is BU2(trans). BU2(trans) = BU1(trans) * BUV1/BUV2.

        (4) The number of the Contract owner's Benefit Units in the new Sub-Account (after the transfer)
                      = UNIT2 + BU2(trans).

        (5) Subsequent variable dollar benefit payments will be based on the number of the Contract owner's Benefit Units in each Sub-Account (after the transfer) as of the next variable dollar benefit payment's due date.

        Where:

             BU1(trans) is the number of the Contract owner's Benefit Units transferred from a given Sub-Account.

             BUV1 is the Benefit Unit Value of the Sub-Account from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

             BU2(trans) is the number of the Contract owner's Benefit Units transferred into the new Sub-Account.

             BUV2 is the Benefit Unit Value of the Sub-Account to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

             UNIT1 is the number of the Contract owner's Benefit Units in the Sub-Account from which the transfer is being made, before the transfer.

             UNIT2 is the number of the Contract owner's Benefit Units in the Sub-Account to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.


The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value than was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral On Nonqualified Contracts
Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirement would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
The audited financial statements of the Separate Account for the years ended December 31, 1998 and 1997 and the Company's audited statutory-basis financial statements for the years ended December 31, 1998 and 1997 are included herein.

The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT B

                              Financial Statements



                     Years ended December 31, 1998 and 1997
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              Financial Statements

                     Years ended December 31, 1998 and 1997




                                    Contents


    Report of Independent Auditors.............................................1


    Audited Financial Statements

    Statements of Assets and Liabilities - Current Year........................3
    Statements of Assets and Liabilities - Prior Year..........................5
    Statements of Operations - Current Year....................................7
    Statements of Operations - Prior Year......................................8
    Statements of Changes in Net Assets - Current Year.........................9
    Statements of Changes in Net Assets - Prior Year..........................12
    Notes to Financial Statements.............................................14

                         Report of Independent Auditors




Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Annuity Investors Variable Account B (comprised of the Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Money Market Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Strong Funds Growth Fund II, Strong Funds Opportunity Fund II, Timothy Partners, Ltd. Timothy Plan Variable Series, Invesco Funds Group, Inc. High-Yield Fund, Invesco Funds Group, Inc. Industrial Income Fund, Invesco Funds Group, Inc. Total Return Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Morgan Stanley Universal Funds, Inc. Emerging Markets Equity Portfolio, Morgan Stanley
Universal Funds, Inc. Fixed Income Fund Portfolio, Morgan Stanley Universal Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Universal Funds, Inc. U.S. Real Estate Portfolio, Morgan Stanley Universal Funds, Inc. Value Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Large Cap Growth Portfolio and PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio Sub-Accounts) as of December 31, 1998 and 1997, and the related statements of operations and changes in net assets for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 and 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B as of December 31, 1998 and 1997, and the results of their operations and changes in their net assets for the years then ended in conformity with generally accepted accounting principles.


                                                  /s/--------------------
                                                     Ernst & Young LLP
Cincinnati, Ohio
February 4, 1999

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998



====================================================================================================================================
                                                                                                                             Market
                                                                                         Shares           Cost               Value
                                                                                       -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ..............................             61,310.449    $ 1,986,224        $ 2,213,920
              Growth and Income Portfolio .................................             79,205.823      1,695,487          1,792,428
              Money Market Portfolio ......................................            693,094.020        693,094            693,094
              Small Cap Portfolio .........................................             31,479.168      1,696,362          1,697,042
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ......................             59,614.852      1,656,611          1,852,830
              Stock Index Fund ............................................            317,633.377      9,216,584         10,329,437
          Strong Funds:
              Growth Fund II ..............................................             28,164.674        384,240            451,198
              Opportunity Fund II .........................................             40,183.687        839,456            872,790
          Timothy Partners, Ltd.:
              The Timothy Plan Variable Series ............................             29,039.766        292,596            301,433
          Invesco Funds Group, Inc.:
              High-Yield Fund .............................................             66,153.306        830,346            748,855
              Industrial Income Fund ......................................            130,713.866      2,364,132          2,432,585
              Total Return Fund ...........................................            106,008.345      1,747,628          1,757,618
          Janus Aspen Series:
              Aggressive Growth Portfolio .................................             27,756.928        623,368            765,814
              Balanced Portfolio ..........................................            233,130.163      4,544,500          5,245,429
              Growth Portfolio ............................................            100,260.099      1,985,606          2,360,123
              International Growth Portfolio ..............................             24,048.476        485,713            511,511
              Worldwide Growth Portfolio ..................................            174,687.736      4,616,525          5,081,666
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio ...........................             25,174.168        201,513            178,988
              Fixed Income Portfolio ......................................             48,026.095        522,748            513,879
              Mid-Cap Value Portfolio .....................................             94,536.594      1,307,858          1,411,431
              U.S. Real Estate Portfolio ..................................             43,612.977        453,655            427,407
              Value Portfolio .............................................             30,375.248        363,820            337,165
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .........................................             21,486.549        231,194            249,889
              Large Cap Growth Portfolio ..................................             26,656.585        337,367            411,578
              Technology & Communications Portfolio .......................             56,486.691        628,397            777,257
                                                                                                      -----------

                       Total cost.................................................................    $39,705,024
====================================================================================================================================

                       Total assets..............................................................................         43,415,367


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)...........................................                  0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets................................................................................        $43,415,367
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                December 31, 1997


=================================================================================================================================
                                                                                                                       Market
                                                                                         Units        Unit Value       Value
                                                                                      -----------    -----------     -----------
Net assets attributable to variable annuity contract holders (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio - Basic contract .................       170,523.015    $ 12.975443     $ 2,212,612
              Capital Appreciation Portfolio - Enhanced contract ..............           100.415      13.031774           1,308
              Growth and Income Portfolio - Basic contract ....................       159,409.837      11.243790       1,792,371
              Growth and Income Portfolio - Enhanced contract .................             5.049      11.292611              57
              Money Market Portfolio - Basic contract .........................       658,981.650       1.050876         692,508
              Money Market Portfolio - Enhanced contract ......................           555.360       1.055214             586
              Small Cap Portfolio - Basic contract ............................       171,968.905       9.867472       1,696,898
              Small Cap Portfolio - Enhanced contract .........................            14.492       9.910354             144
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. - Basic contract .........       140,614.024      13.169143       1,851,766
              Socially Responsible Growth Fund, Inc. - Enhanced contract ......            80.398      13.226328           1,064
              Stock Index Fund - Basic contract ...............................       779,485.606      13.250646      10,328,688
              Stock Index Fund - Enhanced contract ............................            56.321      13.308166             749
          Strong Funds:
              Growth Fund II - Basic contract .................................        33,197.715      13.587521         451,075
              Growth Fund II - Enhanced contract ..............................             9.046      13.646505             123
              Opportunity Fund II - Basic contract ............................        72,644.387      12.012034         872,607
              Opportunity Fund II - Enhanced contract .........................            15.156      12.064227             183
          Timothy Partners Ltd.:
              The Timothy Plan  Variable Series - Basic contract ..............        29,293.327      10.283942         301,251
              The Timothy Plan  Variable Series - Enhanced contract ...........            17.653      10.304332             182
          Invesco Funds Group, Inc.:
              High-Yield Fund - Basic contract ................................        70,047.913      10.689459         748,774
              High-Yield Fund - Enhanced contract .............................             7.556      10.735898              81
              Industrial Income Fund - Basic contract .........................       200,541.938      12.120155       2,430,599
              Industrial Income Fund - Enhanced contract ......................           163.123      12.172796           1,986
              Total Return Fund - Basic contract ..............................       154,762.526      11.348675       1,756,349
              Total Return Fund - Enhanced contract ...........................           111.314      11.397954           1,269
          Janus Aspen Series:
              Aggressive Growth Portfolio - Basic contract ....................        53,896.345      14.199318         765,292
              Aggressive Growth Portfolio - Enhanced contract .................            36.621      14.260947             522
              Balanced Portfolio - Basic contract .............................       373,285.807      14.043929       5,242,400
              Balanced Portfolio - Enhanced contract ..........................           214.770      14.104892           3,029
              Growth Portfolio - Basic contract ...............................       172,190.630      13.699715       2,358,963
              Growth Portfolio - Enhanced contract ............................            84.318      13.759186           1,160
              International Growth Portfolio - Basic contract .................        45,382.775      11.256365         510,845
              International Growth Portfolio - Enhanced contract ..............            58.950      11.305246             666
              Worldwide Growth Portfolio - Basic contract .....................       402,131.168      12.632936       5,080,097
              Worldwide Growth Portfolio - Enhanced contract ..................           123.659      12.687776           1,569
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio - Basic contract ..............        30,255.642       5.915866         178,988
              Emerging Markets Equity Portfolio - Enhanced contract ...........             0.000       5.941609               0
              Fixed Income Portfolio - Basic contract .........................        46,348.096      11.079965         513,535
              Fixed Income Portfolio - Enhanced contract ......................            30.906      11.128092             344
              Mid-Cap Value Portfolio - Basic contract ........................       111,076.120      12.705082       1,411,231
              Mid-Cap Value Portfolio - Enhanced contract .....................            15.684      12.760268             200
              U.S. Real Estate Portfolio - Basic contract .....................        43,786.457       9.758808         427,303
              U.S. Real Estate Portfolio - Enhanced contract ..................            10.564       9.801228             104
              Value Portfolio - Basic contract ................................        34,212.111       9.848411         336,935
              Value Portfolio - Enhanced contract .............................            23.284       9.891198             230
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio - Basic contract ............................        24,618.770      10.147606         249,822
              Growth II Portfolio - Enhanced contract .........................             6.572      10.191707              67
              Large Cap Growth Portfolio - Basic contract .....................        31,474.961      13.076352         411,578
              Large Cap Growth Portfolio - Enhanced contract ..................             0.000      13.133125               0
              Technology & Communications Portfolio - Basic contract ..........        65,820.143      11.808346         777,227
              Technology & Communications Portfolio - Enhanced contract .......             2.516      11.859648              30
--------------------------------------------------------------------------------------------------------------------------------

                       Net assets attributable to variable annuity contract holders.............................      43,415,367
--------------------------------------------------------------------------------------------------------------------------------

                       Net assets...............................................................................     $43,415,367
================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1998

====================================================================================================================================
                                                                                                                             Market
                                                                                           Shares           Cost             Value
                                                                                          -----------   ------------   -------------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ...............................               6,644.554    $  183,954       $   185,383
              Growth and Income Portfolio ..................................              15,815.802       347,532           328,652
              Money Market Portfolio .......................................                   0.000             0                 0
              Small Cap Portfolio ..........................................               7,500.528       453,312           428,580
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. .......................              10,884.047       277,443           271,775
              Stock Index Fund .............................................              28,288.994       730,922           728,442
          Strong Funds:
              Growth Fund II ...............................................               1,846.921        23,670            22,994
              Opportunity Fund II ..........................................               3,171.842        68,178            68,829
          Invesco Funds Group, Inc.:
              High-Yield Fund ..............................................               8,800.823       116,406           109,658
              Industrial Income Fund .......................................              20,811.599       368,589           354,630
              Total Return Fund ............................................               9,727.123       154,346           153,786
          Janus Aspen Series:
              Aggressive Growth Portfolio ..................................               1,476.866        28,664            30,350
              Balanced Portfolio ...........................................              18,526.048       319,353           323,650
              Growth Portfolio .............................................              18,140.239       335,162           335,232
              International Growth Portfolio ...............................               6,607.011       122,664           122,097
              Worldwide Growth Portfolio ...................................              24,071.098       563,724           563,023
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio ............................               7,586.839        85,562            71,544
              Fixed Income Portfolio .......................................                   4.654            51                48
              Mid-Cap Value Portfolio ......................................              13,912.363       192,769           185,313
              U.S. Real Estate Portfolio ...................................               7,005.241        76,971            79,930
              Value Portfolio ..............................................               8,614.032       105,785           101,473
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio ..........................................               5,481.888        59,564            58,930
              Large Cap Growth Portfolio ...................................               9,802.870       114,392           115,870
              Technology & Communications Portfolio ........................              18,248.082       204,269           189,962
                                                                                                        ----------

                       Total cost...................................................................    $4,933,282
====================================================================================================================================

                       Total assets...............................................................................         4,830,151

Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4)............................................                 0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets.................................................................................        $4,830,151
====================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                December 31, 1997


==================================================================================================================================
                                                                                                                         Market
                                                                                          Units         Unit Value       Value
                                                                                       -----------     -----------    -----------
Net assets attributable to variable annuity contract holders (Note 2):
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio - Basic contract ..................       18,347.666      $  10.103905    $  185,383
              Capital Appreciation Portfolio - Enhanced contract ...............            0.000         10.117776             0
              Growth and Income Portfolio - Basic contract .....................       32,231.762         10.196538       328,652
              Growth and Income Portfolio - Enhanced contract ..................            0.000         10.210527             0
              Money Market Portfolio - Basic contract ..........................            0.000          1.016499             0
              Money Market Portfolio - Enhanced contract .......................            0.000          1.017876             0
              Small Cap Portfolio - Basic contract .............................       41,359.506         10.362314       428,580
              Small Cap Portfolio - Enhanced contract ..........................            0.000         10.376538             0
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. - Basic contract ..........       26,332.500         10.320883       271,775
              Socially Responsible Growth Fund, Inc. - Enhanced contract .......            0.000         10.335055             0
              Stock Index Fund - Basic contract ................................       69,510.645         10.479569       728,442
              Stock Index Fund - Enhanced contract .............................            0.000         10.493943             0
          Strong Funds:
              Growth Fund II - Basic contract ..................................        2,147.556         10.707133        22,994
              Growth Fund II - Enhanced contract ...............................            0.000         10.721828             0
              Opportunity Fund II - Basic contract .............................        6,416.208         10.727356        68,829
              Opportunity Fund II - Enhanced contract ..........................            0.000         10.742083             0
          Invesco Funds Group, Inc.:
              High-Yield Fund - Basic contract .................................       10,260.821         10.687084       109,658
              High-Yield Fund - Enhanced contract ..............................            0.000         10.701757             0
              Industrial Income Fund - Basic contract ..........................       33,269.953         10.659157       354,630
              Industrial Income Fund - Enhanced contract .......................            0.000         10.673778             0
              Total Return Fund - Basic contract ...............................       14,641.934         10.503108       153,786
              Total Return Fund - Enhanced contract ............................            0.000         10.517508             0
          Janus Aspen Series:
              Aggressive Growth Portfolio - Basic contract .....................        2,830.076         10.723950        30,350
              Aggressive Growth Portfolio - Enhanced contract ..................            0.000         10.738659             0
              Balanced Portfolio - Basic contract ..............................       30,519.754         10.604609       323,650
              Balanced Portfolio - Enhanced contract ...........................            0.000         10.619159             0
              Growth Portfolio - Basic contract ................................       32,737.591         10.239960       335,232
              Growth Portfolio - Enhanced contract .............................            0.000         10.254006             0
              International Growth Portfolio - Basic contract ..................       12,541.039          9.735841       122,097
              International Growth Portfolio - Enhanced contract ...............            0.000          9.749214             0
              Worldwide Growth Portfolio - Basic contract ......................       56,665.753          9.935860       563,023
              Worldwide Growth Portfolio - Enhanced contract ...................            0.000          9.949496             0
          Morgan Stanley Universal Funds, Inc.:
              Emerging Markets Equity Portfolio - Basic contract ...............        9,042.956          7.911559        71,544
              Emerging Markets Equity Portfolio - Enhanced contract ............            0.000          7.922446             0
              Fixed Income Portfolio - Basic contract ..........................            4.653         10.412276            48
              Fixed Income Portfolio - Enhanced contract .......................            0.000         10.426565             0
              Mid-Cap Value Portfolio - Basic contract .........................       16,674.966         11.113227       185,313
              Mid-Cap Value Portfolio - Enhanced contract ......................            0.000         11.128478             0
              U.S. Real Estate Portfolio - Basic contract ......................        7,200.060         11.101269        79,930
              U.S. Real Estate Portfolio - Enhanced contract ...................            0.000         11.116503             0
              Value Portfolio - Basic contract .................................        9,944.401         10.204064       101,473
              Value Portfolio - Enhanced contract ..............................            0.000         10.218060             0
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio - Basic contract .............................        6,195.935          9.511124        58,930
              Growth II Portfolio - Enhanced contract ..........................            0.000          9.524184             0
              Large Cap Growth Portfolio - Basic contract ......................       11,415.131         10.150555       115,870
              Large Cap Growth Portfolio - Enhanced contract ...................            0.000         10.164489             0
              Technology & Communications Portfolio - Basic contract ...........       20,974.008          9.057045       189,962
              Technology & Communications Portfolio - Enhanced contract ........            0.000          9.069487             0
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets attributable to variable annuity contract holders................................     4,830,151
---------------------------------------------------------------------------------------------------------------------------------

                       Net assets..................................................................................    $4,830,151
=================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998


====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $   10,588     $   20,270     $   20,287    $   24,136

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         12,131         13,378          7,149        13,283
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................         (1,543)         6,892         13,138        10,853

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         16,652         (1,836)             0       (82,430)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        226,268        115,821              0        25,412
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        242,920        113,985              0       (57,018)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  241,377     $  120,877     $   13,138    $  (46,165)
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $   68,951     $   79,649     $        0    $   27,211

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         13,183         57,253          2,299         5,631
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................         55,768         22,396         (2,299)       21,580

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares          5,292        108,435          1,666        (6,713)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        201,887      1,115,334         67,633        32,683
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        207,179      1,223,769         69,299        25,970
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  262,947     $1,246,165     $   67,000    $   47,550
====================================================================================================================================

==============================================================================================

                                                                              Timothy Partners
                                                                              ----------------

                                                                                 The Timothy
                                                                                Plan Variable
                                                                                    Series
==============================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $        0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................             1,244
----------------------------------------------------------------------------------------------
          Net investment income (loss) .................................            (1,244)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares               273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             8,837
----------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........             9,110
----------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...        $    7,866
==============================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  71,584      $ 111,454     $  70,881

Expenses:
     Mortality and expense risk fees (Note 4) ..........................         5,523         16,670        12,061
---------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        66,061         94,784        58,820

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        (7,511)         3,746        15,273
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................       (74,743)        82,412        10,551
---------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........       (82,254)        86,158        25,824
---------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $ (16,193)     $ 180,942     $  84,644
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $       0   $ 106,282   $  60,105   $   4,727   $  82,948

Expenses:
     Mortality and expense risk fees (Note 4) ..........................     3,848      28,653      14,861       3,846      32,507
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................    (3,848)     77,629      45,244         881      50,441

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares     4,948      20,467       2,481       4,688      13,836
     Net change in unrealized appreciation (depreciation)
          of investments in portfolio shares ...........................   140,760     696,632     374,448      26,364     465,843
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   145,708     717,099     376,929      31,052     479,679
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ 141,860   $ 794,728   $ 422,173   $  31,933   $ 530,120
====================================================================================================================================


====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $     704    $  19,183  $  36,130    $  13,686   $  12,030

Expenses:
     Mortality and expense risk fees (Note 4) ..........................     1,545        2,205      9,829        3,783       3,046
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................      (841)      16,978     26,301        9,903       8,984

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares   (28,159)         987    (12,000)     (11,717)     (3,838)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    (8,506)      (8,866)   111,030      (29,207)    (22,344)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   (36,665)      (7,879)    99,030      (40,924)    (26,182)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ (37,506)   $   9,099  $ 125,331    $ (31,021)  $ (17,198)
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $        0      $        0      $       75     $  840,881

Expenses:
     Mortality and expense risk fees (Note 4) ..........................      2,021           3,194           5,955        275,098
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................     (2,021)         (3,194)         (5,880)       565,783

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       (437)          1,576          (2,660)        43,019
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     19,329          72,732         163,166      3,813,476
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........     18,892          74,308         160,506      3,856,495
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $   16,871      $   71,114      $  154,626     $4,422,278
====================================================================================================================================



   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997


====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  1,218       $ 20,139       $      0      $ 22,341

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          416            759              0           903
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................          802         19,380              0        21,438

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            2              0              0            21
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        1,429        (18,880)             0       (24,732)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........        1,431        (18,880)             0       (24,711)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  2,233       $    500       $      0      $ (3,273)
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $  8,121       $ 13,466       $    900      $     70

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          608          1,155             43           154
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        7,513         12,311            857           (84)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares           77            (13)            (2)            2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (5,668)        (2,480)          (676)          651
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........       (5,591)        (2,493)          (678)          653
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  1,922       $  9,818       $    179      $    569
====================================================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................     $ 10,266       $ 23,148       $  3,585

Expenses:
     Mortality and expense risk fees (Note 4) ..........................          353            927            353
---------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................        9,913         22,221          3,232

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            4              0             58
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (6,748)       (13,959)          (561)
---------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........       (6,744)       (13,959)          (503)
---------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ...     $  3,169       $  8,262       $  2,729
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $      0    $  2,572    $    867    $    132    $  1,111

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       88         646         578         335       1,100
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................      (88)      1,926         289        (203)         11

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares        0         383           0          (5)          0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    1,686       4,297          69        (566)       (701)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........    1,686       4,680          69        (571)       (701)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $  1,598    $  6,606    $    358    $   (774)   $   (690)
====================================================================================================================================


====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $   2,377    $     3    $   8,589    $   2,523   $   2,517

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       250          0          298          285         342
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................     2,127          3        8,291        2,238       2,175

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       (13)         0            1          103           2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   (14,018)        (2)      (7,457)       2,959      (4,311)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........   (14,031)        (2)      (7,456)       3,062      (4,309)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $ (11,904)   $     1    $     835    $   5,300   $  (2,134)
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                         Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares .................... $       0       $       0       $       0      $ 123,945

Expenses:
     Mortality and expense risk fees (Note 4) ..........................       210             334             590         10,727
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss) .................................      (210)           (334)           (590)       113,218

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         2             (28)           (420)           174
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................      (634)          1,478         (14,306)      (103,130)
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in portfolio shares ...........      (632)          1,450         (14,726)      (102,956)
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net assets from operations ... $    (842)      $   1,116       $ (15,316)     $  10,262
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998



====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................... $   (1,543)     $    6,892     $   13,138    $   10,853
     Net realized gain (loss) on sale of investments in portfolio shares ..     16,652          (1,836)             0       (82,430)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .................................    226,268         115,821              0        25,412
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...........    241,377         120,877         13,138       (46,165)

Changes from principal transactions:
     Contract purchase payments ...........................................  1,508,433       1,155,499      1,405,487     1,210,765
     Contract redemptions .................................................    (36,808)        (21,639)       (72,744)      (25,868)
     Net transfers (to) from fixed account ................................    315,535         209,039       (652,787)      129,730
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ..........  1,787,160       1,342,899        679,956     1,314,627
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets .................................  2,028,537       1,463,776        693,094     1,268,462
Net assets, beginning of period ...........................................    185,383         328,652              0       428,580
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ................................................. $2,213,920      $1,792,428     $  693,094    $1,697,042
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Changes from operations:
     Net investment income (loss) .......................................... $   55,768     $    22,396    $   (2,299)   $   21,580
     Net realized gain (loss) on sale of investments in portfolio shares ...      5,292         108,435         1,666        (6,713)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................    201,887       1,115,334        67,633        32,683
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............    262,947       1,246,165        67,000        47,550

Changes from principal transactions:
     Contract purchase payments ............................................  1,348,395       7,674,437       306,962       763,304
     Contract redemptions ..................................................     (9,281)        (58,961)         (461)       (1,505)
     Net transfers (to) from fixed account .................................    (21,006)        739,354        54,703        (5,388)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........  1,318,108       8,354,830       361,204       756,411
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................  1,581,055       9,600,995       428,204       803,961
Net assets, beginning of period ............................................    271,775         728,442        22,994        68,829
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .................................................. $1,852,830     $10,329,437    $  451,198    $  872,790
====================================================================================================================================

================================================================================================

                                                                                Timothy Partners
                                                                                ----------------

                                                                                   The Timothy
                                                                                  Plan Variable
                                                                                     Series
================================================================================================
Changes from operations:
     Net investment income (loss) ..........................................      $   (1,244)
     Net realized gain (loss) on sale of investments in portfolio shares ...             273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..................................           8,837
------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ............           7,866

Changes from principal transactions:
     Contract purchase payments ............................................         298,657
     Contract redemptions ..................................................            (559)
     Net transfers (to) from fixed account .................................          (4,531)
------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions ...........         293,567
------------------------------------------------------------------------------------------------
               Net increase in net assets ..................................         301,433
Net assets, beginning of period ............................................               0
------------------------------------------------------------------------------------------------
Net assets, end of period ..................................................      $  301,433
================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   66,061     $   94,784     $   58,820
     Net realized gain (loss) on sale of investments in portfolio shares         (7,511)         3,746         15,273
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        (74,743)        82,412         10,551
---------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........        (16,193)       180,942         84,644

Changes from principal transactions:
     Contract purchase payments ........................................        546,771      1,705,341      1,533,836
     Contract redemptions ..............................................        (18,798)       (13,427)       (21,158)
     Net transfers (to) from fixed account .............................        127,417        205,099          6,510
---------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......        655,390      1,897,013      1,519,188
---------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................        639,197      2,077,955      1,603,832
Net assets, beginning of period ........................................        109,658        354,630        153,786
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $  748,855     $2,432,585     $1,757,618
=====================================================================================================================

====================================================================================================================================

                                                                                              Janus Aspen Series
                                                                        -----------------------------------------------------------
                                                                          Aggressive                        International  Worldwide
                                                                            Growth    Balanced      Growth      Growth       Growth
                                                                          Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (3,848) $   77,629  $   45,244  $      881  $   50,441
     Net realized gain (loss) on sale of investments in portfolio shares      4,948      20,467       2,481       4,688      13,836
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    140,760     696,632     374,448      26,364     465,843
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........    141,860     794,728     422,173      31,933     530,120

Changes from principal transactions:
     Contract purchase payments ........................................    526,231   3,636,681   1,536,593     333,700   3,571,970
     Contract redemptions ..............................................     (1,769)    (29,318)    (12,570)    (13,844)    (51,084)
     Net transfers (to) from fixed account .............................     69,142     519,688      78,695      37,625     467,637
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    593,604   4,127,051   1,602,718     357,481   3,988,523
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    735,464   4,921,779   2,024,891     389,414   4,518,643
Net assets, beginning of period ........................................     30,350     323,650     335,232     122,097     563,023
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  765,814  $5,245,429  $2,360,123  $  511,511  $5,081,666
====================================================================================================================================



====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $    (841)  $  16,978   $   26,301   $   9,903   $   8,984
     Net realized gain (loss) on sale of investments in portfolio shares   (28,159)        987      (12,000)    (11,717)     (3,838)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................    (8,506)     (8,866)     111,030     (29,207)    (22,344)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   (37,506)      9,099      125,331     (31,021)    (17,198)

Changes from principal transactions:
     Contract purchase payments ........................................    99,696     399,377    1,042,503     428,467     254,152
     Contract redemptions ..............................................       (15)    (29,179)     (33,448)    (11,751)     (5,163)
     Net transfers (to) from fixed account .............................    45,269     134,534       91,732     (38,218)      3,901
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......   144,950     504,732    1,100,787     378,498     252,890
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................   107,444     513,831    1,226,118     347,477     235,692
Net assets, beginning of period ........................................    71,544          48      185,313      79,930     101,473
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $ 178,988   $ 513,879   $1,411,431   $ 427,407   $ 337,165
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio         Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   (2,021)     $   (3,194)     $   (5,880)    $   565,783
     Net realized gain (loss) on sale of investments in portfolio shares       (437)          1,576          (2,660)         43,019
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     19,329          72,732         163,166       3,813,476
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........     16,871          71,114         154,626       4,422,278

Changes from principal transactions:
     Contract purchase payments ........................................    174,105         216,405         463,808      32,141,575
     Contract redemptions ..............................................       (347)         (1,537)        (30,665)       (501,899)
     Net transfers (to) from fixed account .............................        330           9,726            (474)      2,523,262
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    174,088         224,594         432,669      34,162,938
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    190,959         295,708         587,295      38,585,216
Net assets, beginning of period ........................................     58,930         115,870         189,962       4,830,151
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  249,889      $  411,578      $  777,257     $43,415,367
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1998


                                 Basic Contracts


===========================================================================================================

                                                            Dreyfus Variable Investment Fund
                                              -------------------------------------------------------------
                                                               Growth
                                                Capital         and             Money             Small
                                              Appreciation     Income           Market             Cap
                                               Portfolio      Portfolio       Portfolio         Portfolio
===========================================================================================================
Units outstanding, December 31, 1997           18,347.666     32,231.762            0.000       41,359.506

Units purchased                               155,438.519    129,041.014    1,356,480.568      133,138.490

Units redeemed                                 (3,263.170)    (1,862.939)    (697,498.918)      (2,529.091)
                                              -----------    -----------    -------------      -----------

Units outstanding December 31, 1998           170,523.015    159,409.837      658,981.650      171,968.905
                                              ===========    ===========    =============      ===========
===========================================================================================================

=====================================================================================================================

                                                    Dreyfus Funds                 Strong Funds       Timothy Partners
                                              -----------------------        ----------------------  ----------------
                                               Socially
                                              Responsible       Stock        Growth     Opportunity    The Timothy
                                                 Growth         Index         Fund         Fund       Plan Variable
                                               Fund, Inc.       Fund           II           II             Series
=====================================================================================================================
Units outstanding, December 31, 1997           26,332.500    69,510.645     2,147.556     6,416.208         0.000

Units purchased                               117,026.361   715,251.041    31,086.761    67,229.118    30,121.273

Units redeemed                                 (2,744.837)   (5,276.080)      (36.602)   (1,000.939)     (827.946)
                                              -----------   -----------    ----------    ----------    ----------

Units outstanding December 31, 1998           140,614.024   779,485.606    33,197.715    72,644.387    29,293.327
                                              ===========   ===========    ==========    ==========    ==========
=====================================================================================================================


=====================================================================================

                                                      Invesco Funds Group, Inc.
                                             ----------------------------------------
                                                High        Industrial        Total
                                                Yield         Income         Return
                                                Fund           Fund           Fund
=====================================================================================
Units outstanding, December 31, 1997         10,260.821     33,269.953     14,641.934

Units purchased                              61,181.214    168,437.163    141,210.628

Units redeemed                               (1,394.122)    (1,165.178)    (1,090.036)
                                             ----------    -----------    -----------

Units outstanding December 31, 1998          70,047.913    200,541.938    154,762.526
                                             ==========    ===========    ===========
=====================================================================================

=================================================================================================================

                                                                      Janus Aspen Series
                                            ---------------------------------------------------------------------
                                            Aggressive                               International     Worldwide
                                              Growth        Balanced       Growth        Growth         Growth
                                             Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
=================================================================================================================
Units outstanding, December 31, 1997         2,830.076     30,519.754     32,737.591   12,541.039     56,665.753

Units purchased                             51,177.922    345,154.504    140,607.554   32,843.649    350,856.350

Units redeemed                                (111.653)    (2,388.451)    (1,154.515)      (1.913)    (5,390.935)
                                            ----------    -----------    -----------   ----------    -----------

Units outstanding December 31, 1998         53,896.345    373,285.807    172,190.630   45,382.775    402,131.168
                                            ==========    ===========    ===========   ==========    ===========
=================================================================================================================



==============================================================================================================

                                                             Morgan Stanley Universal Funds, Inc.
                                              ----------------------------------------------------------------
                                               Emerging
                                               Markets       Fixed        Mid-Cap         U.S.
                                               Equity        Income        Value      Real Estate      Value
                                              Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
==============================================================================================================
Units outstanding, December 31, 1997          9,042.956        4.653     16,674.966    7,200.060     9,944.401

Units purchased                              21,215.275   49,116.629     97,232.949   41,714.677    24,730.516

Units redeemed                                   (2.589)  (2,773.186)    (2,831.795)  (5,128.280)     (462.806)
                                             ----------   ----------    -----------   ----------    ----------

Units outstanding December 31, 1998          30,255.642   46,348.096    111,076.120   43,786.457    34,212.111
                                             ==========   ==========    ===========   ==========    ==========
==============================================================================================================

=====================================================================================

                                                 PBHG Insurance Series Fund, Inc.
                                             ----------------------------------------
                                                                       Technology
                                                           Large Cap       and
                                              Growth II     Growth    Communications
                                              Portfolio    Portfolio    Portfolio
=====================================================================================
Units outstanding, December 31, 1997         6,195.935    11,415.131    20,974.008

Units purchased                             18,570.037    20,198.140    47,987.213

Units redeemed                                (147.202)     (138.310)   (3,141.078)
                                            ----------    ----------    ----------

Units outstanding December 31, 1998         24,618.770    31,474.961    65,820.143
                                            ==========    ==========    ==========
=====================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1998


                               Enhanced Contracts


==================================================================================================

                                                       Dreyfus Variable Investment Fund
                                               ---------------------------------------------------
                                                             Growth
                                                Capital       and            Money         Small
                                              Appreciation   Income          Market         Cap
                                               Portfolio    Portfolio      Portfolio     Portfolio
==================================================================================================
Units outstanding, December 31, 1997              0.000        0.000          0.000         0.000

Units purchased                                 100.415        5.049        555.360        14.492

Units redeemed                                    0.000        0.000          0.000         0.000
                                                -------        -----        -------        ------

Units outstanding December 31, 1998             100.415        5.049        555.360        14.492
                                                =======        =====        =======        ======
==================================================================================================

====================================================================================================================

                                                    Dreyfus Funds                Strong Funds       Timothy Partners
                                              -----------------------       ----------------------  ----------------
                                               Socially
                                              Responsible       Stock       Growth     Opportunity    The Timothy
                                                 Growth         Index        Fund         Fund       Plan Variable
                                               Fund, Inc.       Fund          II           II            Series
====================================================================================================================
Units outstanding, December 31, 1997              0.000         0.000        0.000         0.000          0.00

Units purchased                                  80.398        56.321        9.046        15.156        17.653

Units redeemed                                    0.000         0.000        0.000         0.000         0.000
                                                 ------        ------        -----        ------        ------

Units outstanding December 31, 1998              80.398        56.321        9.046        15.156        17.653
                                                 ======        ======        =====        ======        ======
====================================================================================================================


=====================================================================================

                                                      Invesco Funds Group, Inc.
                                                -------------------------------------
                                                High        Industrial        Total
                                                Yield         Income         Return
                                                Fund           Fund           Fund
=====================================================================================
Units outstanding, December 31, 1997            0.000          0.000          0.000

Units purchased                                 7.556        163.123        111.314

Units redeemed                                  0.000          0.000          0.000
                                                -----        -------        -------

Units outstanding December 31, 1998             7.556        163.123        111.314
                                                =====        =======        =======
=====================================================================================

=================================================================================================================

                                                                      Janus Aspen Series
                                            ---------------------------------------------------------------------
                                            Aggressive                               International     Worldwide
                                              Growth        Balanced       Growth        Growth         Growth
                                             Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
=================================================================================================================
Units outstanding, December 31, 1997            0.000          0.000         0.000         0.000          0.000

Units purchased                                36.621        214.770        84.318        58.950        123.659

Units redeemed                                  0.000          0.000         0.000         0.000          0.000
                                               ------        -------        ------        ------        -------

Units outstanding December 31, 1998            36.621        214.770        84.318        58.950        123.659
                                               ======        =======        ======        ======        =======
=================================================================================================================


==============================================================================================================

                                                             Morgan Stanley Universal Funds, Inc.
                                              ----------------------------------------------------------------
                                               Emerging
                                               Markets       Fixed        Mid-Cap         U.S.
                                               Equity        Income        Value      Real Estate      Value
                                              Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
==============================================================================================================
Units outstanding, December 31, 1997            0.000         0.000         0.000         0.000         0.000

Units purchased                                 0.000        30.906        15.684        10.564        23.284

Units redeemed                                  0.000         0.000         0.000         0.000         0.000
                                                -----        ------        ------        ------        ------

Units outstanding December 31, 1998             0.000        30.906        15.684        10.564        23.284
                                                =====        ======        ======        ======        ======
==============================================================================================================

=====================================================================================

                                                 PBHG Insurance Series Fund, Inc.
                                              --------------------------------------
                                                                       Technology
                                                           Large Cap       and
                                              Growth II     Growth    Communications
                                              Portfolio    Portfolio    Portfolio
=====================================================================================
Units outstanding, December 31, 1997            0.000        0.000        0.000

Units purchased                                 6.572        0.000        2.516

Units redeemed                                  0.000        0.000        0.000
                                                -----        -----        -----

Units outstanding December 31, 1998             6.572        0.000        2.516
                                                =====        =====        =====
=====================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997



====================================================================================================================================

                                                                                       Dreyfus Variable Investment Fund
                                                                           -------------------------------------------------------
                                                                                             Growth
                                                                             Capital           and           Money         Small
                                                                           Appreciation      Income          Market         Cap
                                                                             Portfolio      Portfolio      Portfolio     Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $     802      $  19,380      $       0     $  21,438
     Net realized gain (loss) on sale of investments in portfolio shares             2              0              0            21
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         1,429        (18,880)             0       (24,732)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........         2,233            500              0        (3,273)

Changes from principal transactions:
     Contract purchase payments ........................................       155,719        321,133              0       396,553
     Contract redemptions ..............................................          (846)        (1,340)             0             0
     Net transfers (to) from fixed account .............................        28,277          8,359              0        35,300
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......       183,150        328,152              0       431,853
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................       185,383        328,652              0       428,580
Net assets, beginning of period ........................................             0              0              0             0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $ 185,383      $ 328,652      $       0     $ 428,580
====================================================================================================================================

====================================================================================================================================

                                                                                  Dreyfus Funds                   Strong Funds
                                                                            ------------------------       -------------------------
                                                                             Socially
                                                                            Responsible        Stock         Growth      Opportunity
                                                                              Growth           Index          Fund           Fund
                                                                             Fund, Inc.         Fund           II             II
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   7,513      $  12,311      $     857      $     (84)
     Net realized gain (loss) on sale of investments in portfolio shares            77            (13)            (2)             2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................        (5,668)        (2,480)          (676)           651
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........         1,922          9,818            179            569

Changes from principal transactions:
     Contract purchase payments ........................................       271,584        714,481         22,776         68,117
     Contract redemptions ..............................................             0           (484)             0              0
     Net transfers (to) from fixed account .............................        (1,731)         4,627             39            143
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......       269,853        718,624         22,815         68,260
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................       271,775        728,442         22,994         68,829
Net assets, beginning of period ........................................             0              0              0              0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $ 271,775      $ 728,442      $  22,994      $  68,829
====================================================================================================================================


=====================================================================================================================

                                                                                     Invesco Funds Group, Inc.
                                                                             ----------------------------------------
                                                                                High        Industrial       Total
                                                                               Yield          Income         Return
                                                                                Fund           Fund           Fund
=====================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................     $   9,913      $  22,221      $   3,232
     Net realized gain (loss) on sale of investments in portfolio shares             4              0             58
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................         6,748)       (13,959)          (561)
---------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........         3,169          8,262          2,729

Changes from principal transactions:
     Contract purchase payments ........................................        91,597        332,968        137,113
     Contract redemptions ..............................................          (846)        (2,541)        (2,260)
     Net transfers (to) from fixed account .............................        15,738         15,941         16,204
---------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......       106,489        346,368        151,057
---------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................       109,658        354,630        153,786
Net assets, beginning of period ........................................             0              0              0
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................     $ 109,658      $ 354,630      $ 153,786
=====================================================================================================================

====================================================================================================================================

                                                                                               Janus Aspen Series
                                                                         -----------------------------------------------------------
                                                                         Aggressive                         International  Worldwide
                                                                           Growth    Balanced      Growth       Growth       Growth
                                                                         Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................  $    (88)   $  1,926    $    289    $   (203)   $     11
     Net realized gain (loss) on sale of investments in portfolio shares         0         383           0          (5)          0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     1,686       4,297          69        (566)       (701)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........     1,598       6,606         358        (774)       (690)

Changes from principal transactions:
     Contract purchase payments ........................................    28,889     305,338     323,635     119,873     530,453
     Contract redemptions ..............................................         0        (564)       (846)          0      (1,919)
     Net transfers (to) from fixed account .............................      (137)     12,270      12,085       2,998      35,179
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    28,752     317,044     334,874     122,871     563,713
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    30,350     323,650     335,232     122,097     563,023
Net assets, beginning of period ........................................         0           0           0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ..............................................  $ 30,350    $323,650    $335,232    $122,097    $563,023
====================================================================================================================================



====================================================================================================================================

                                                                                      Morgan Stanley Universal Funds, Inc.
                                                                         -----------------------------------------------------------
                                                                         Emerging
                                                                          Markets      Fixed       Mid-Cap       U.S.
                                                                           Equity      Income      Value     Real Estate    Value
                                                                         Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $   2,127    $     3    $   8,291    $   2,238   $   2,175
     Net realized gain (loss) on sale of investments in portfolio shares       (13)         0            1          103           2
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................   (14,018)        (2)      (7,457)       2,959      (4,311)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........   (11,904)         1          835        5,300      (2,134)

Changes from principal transactions:
     Contract purchase payments ........................................    53,465         48      170,534       70,145      98,978
     Contract redemptions ..............................................         0          0            0            0           0
     Net transfers (to) from fixed account .............................    29,983         (1)      13,944        4,485       4,629
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......    83,448         47      184,478       74,630     103,607
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................    71,544         48      185,313       79,930     101,473
Net assets, beginning of period ........................................         0          0            0            0           0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $  71,544    $    48    $ 185,313    $  79,930   $ 101,473
====================================================================================================================================

====================================================================================================================================

                                                                                       PBHG Insurance Series Fund, Inc.
                                                                         -----------------------------------------------------------
                                                                                                        Technology
                                                                                          Large Cap         and
                                                                           Growth II       Growth      Communications
                                                                           Portfolio      Portfolio       Portfolio          Total
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ...................................... $     (210)     $     (334)     $     (590)     $  113,218
     Net realized gain (loss) on sale of investments in portfolio shares          2             (28)           (420)            174
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (634)          1,478         (14,306)       (103,130)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ........       (842)          1,116         (15,316)         10,262

Changes from principal transactions:
     Contract purchase payments ........................................     41,695         110,081         196,258       4,561,433
     Contract redemptions ..............................................          0          (1,297)              0         (12,943)
     Net transfers (to) from fixed account .............................     18,077           5,970           9,020         271,399
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .......     59,772         114,754         205,278       4,819,889
------------------------------------------------------------------------------------------------------------------------------------
               Net increase in net assets ..............................     58,930         115,870         189,962       4,830,151
Net assets, beginning of period ........................................          0               0               0               0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period .............................................. $   58,930      $  115,870      $  189,962      $4,830,151
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1997


                                 Basic Contracts


==================================================================================================

                                                       Dreyfus Variable Investment Fund
                                               ---------------------------------------------------
                                                             Growth
                                                Capital       and            Money         Small
                                              Appreciation   Income          Market         Cap
                                               Portfolio    Portfolio      Portfolio     Portfolio
==================================================================================================
Units outstanding, December 31, 1996                 0.000          0.000     0.000          0.000

Units purchased                                 18,431.382     32,365.225     0.000     41,359.506

Units redeemed                                     (83.716)      (133.463)    0.000          0.000
                                                ----------     ----------     -----     ----------

Units outstanding December 31, 1997             18,347.666     32,231.762     0.000     41,359.506
                                                ==========     ==========     =====     ==========
==================================================================================================

==================================================================================================

                                                    Dreyfus Funds                Strong Funds
                                              -----------------------       ----------------------
                                               Socially
                                              Responsible       Stock       Growth     Opportunity
                                                 Growth         Index        Fund         Fund
                                               Fund, Inc.       Fund          II           II
==================================================================================================
Units outstanding, December 31, 1996                0.000         0.000        0.000        0.000

Units purchased                                26,523.695    69,726.369    2,156.405    6,416.208

Units redeemed                                   (191.195)     (215.724)      (8.849)       0.000
                                               ----------    ----------    ---------    ---------

Units outstanding December 31, 1997            26,332.500    69,510.645    2,147.556    6,416.208
                                               ==========    ==========    =========    =========
==================================================================================================


=====================================================================================

                                                      Invesco Funds Group, Inc.
                                             ----------------------------------------
                                                High        Industrial        Total
                                                Yield         Income         Return
                                                Fund           Fund           Fund
=====================================================================================
Units outstanding, December 31, 1996              0.000         0.000          0.000

Units purchased                              10,339.969    33,509.762     14,857.849

Units redeemed                                  (79.148)     (239.809)      (215.915)
                                             ----------    ----------     ----------

Units outstanding December 31, 1997          10,260.821    33,269.953     14,641.934
                                             ==========    ==========     ==========
=====================================================================================

=================================================================================================================

                                                                      Janus Aspen Series
                                            ---------------------------------------------------------------------
                                            Aggressive                               International     Worldwide
                                              Growth        Balanced       Growth        Growth         Growth
                                             Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
=================================================================================================================
Units outstanding, December 31, 1996             0.000          0.000         0.000         0.000         0.000

Units purchased                              2,843.016     30,746.037    32,820.195    12,542.402    56,862.257

Units redeemed                                 (12.940)      (226.283)      (82.604)       (1.363)     (196.504)
                                             ---------     ----------    ----------    ----------    ----------

Units outstanding December 31, 1997          2,830.076     30,519.754    32,737.591    12,541.039    56,665.753
                                             =========     ==========    ==========    ==========    ==========
=================================================================================================================


==============================================================================================================

                                                             Morgan Stanley Universal Funds, Inc.
                                              ----------------------------------------------------------------
                                               Emerging
                                               Markets       Fixed        Mid-Cap         U.S.
                                               Equity        Income        Value      Real Estate      Value
                                              Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
==============================================================================================================
Units outstanding, December 31, 1996              0.000       0.000          0.000         0.000         0.000

Units purchased                               9,042.956       4.653     16,674.966     7,201.754     9,944.401

Units redeemed                                    0.000       0.000          0.000        (1.694)        0.000
                                              ---------       -----     ----------     ---------     ---------

Units outstanding December 31, 1997           9,042.956       4.653     16,674.966     7,200.060     9,944.401
                                              =========       =====     ==========     =========     =========
==============================================================================================================

=====================================================================================

                                                 PBHG Insurance Series Fund, Inc.
                                              --------------------------------------
                                                                       Technology
                                                           Large Cap       and
                                              Growth II     Growth    Communications
                                              Portfolio    Portfolio    Portfolio
=====================================================================================
Units outstanding, December 31, 1996              0.000         0.000        0.000

Units purchased                               6,195.935    11,550.778   21,141.232

Units redeemed                                    0.000      (135.647)    (167.224)
                                              ---------    ----------   ----------

Units outstanding December 31, 1997           6,195.935    11,415.131   20,974.008
                                              =========    ==========   ==========
=====================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998

(1)     GENERAL

        Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

        At December 31, 1998, the following investment options were available:

          The Dreyfus Variable Investment Fund:
          o       Capital Appreciation Portfolio
          o       Growth and Income Portfolio
          o       Money Market Portfolio
          o       Small-Cap Portfolio
          Dreyfus Funds:
          o       Socially Responsible Growth Fund, Inc.
          o       Stock Index Fund
          Strong Funds:
          o       Growth Fund II
          o       Opportunity Fund II
          Timothy Partners, Ltd.:
          o       The Timothy Plan Variable Series
          Invesco Funds:
          o       High-Yield Fund
          o       Industrial Income Fund
          o       Total Return Fund
          Janus Aspen Series:
          o       Aggressive Growth Portfolio
          o       Balanced Portfolio
          o       Growth Portfolio
          o       International Growth Portfolio
          o       Worldwide Growth Portfolio
          Morgan Stanley Universal Funds, Inc.:
          o       Emerging Markets Equity Portfolio
          o       Fixed Income Portfolio
          o       Mid-Cap Value Portfolio
          o       U.S. Real Estate Portfolio
          o       Value Portfolio
          PBHG Insurance Series Fund, Inc.:
          o       Growth II Portfolio
          o       Large Cap Growth Portfolio
          o       Technology & Communications Portfolio

The Timothy Plan Variable Series commenced operations on May 1, 1998. No other variable sub-accounts were added or deleted from the Account in 1998.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


(2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation

        The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

        Investments

        Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

        Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

        Federal Income Taxes

        No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

        Net Assets Attributable to Variable Annuity Contract Holders

        The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
        (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

        The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the years ended December 31, 1998 and 1997 are as follows:

                                                            1998

                                                                   Proceeds
                                                  Cost of           from
                                                 Purchases           Sales

Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio            $ 1,886,283        $  100,665
   Growth and Income Portfolio                 1,398,782            48,992
   Money Market Portfolio                      1,666,990           973,896
   Small Cap Portfolio                         1,631,617           306,137
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.      1,461,373            87,496
   Stock Index Fund                            9,153,100           775,873
Strong Funds:
   Growth Fund II                                382,196            23,292
   Opportunity Fund II                           829,646            51,656
The Timothy Plan Variable Series:
   The Timothy Plan Variable Series             343,335            51,013
Invesco Funds:
   High-Yield Fund                               825,144           103,692
   Industrial Income Fund                      2,082,612            90,815
   Total Return Fund                           1,832,550           254,542
Janus Aspen Series:
   Aggressive Growth Portfolio                   612,648            22,892
Balanced Portfolio                             4,352,317           147,638
   Growth Portfolio                            1,714,516            66,553
   International Growth Portfolio                394,961            36,600
   Worldwide Growth Portfolio                  4,133,266            94,301
Morgan Stanley Universal Funds, Inc.:
   Emerging Markets Equity Portfolio             179,808            35,698
   Fixed Income Portfolio                        568,197            46,487
   Mid-Cap Value Portfolio                     1,288,598           161,509
   U.S. Real Estate Portfolio                    509,629           121,228
   Value Portfolio                               297,246            35,372
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                           193,300            21,234
   Large Cap Growth Portfolio                    236,902            15,502
   Technology & Communications Portfolio         516,277            89,489
                                               ---------         ---------

         Total                               $38,491,293        $3,762,572
                                             ===========        ==========

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(3)     PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES (Continued)

                                                         1997

                                                                 Proceeds
                                                Cost of            from
                                               Purchases           Sales

Dreyfus Variable Investment Fund:
   Capital Appreciation Portfolio           $   184,066         $     114
   Growth and Income Portfolio                  347,539                 7
   Money Market Portfolio                             0                 0
   Small Cap Portfolio                          453,533               242
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc.       281,102             3,736
   Stock Index Fund                             732,154             1,219
Strong Funds:
   Growth Fund II                                23,723                52
   Opportunity Fund II                           68,218                41
Invesco Funds:
   High-Yield Fund                              116,516               114
   Industrial Income Fund                       368,589                 0
   Total Return Fund                            155,706             1,416
Janus Aspen Series:
   Aggressive Growth Portfolio                   28,673                 9
   Balanced Portfolio                           325,724             6,754
   Growth Portfolio                             335,162                 0
   International Growth Portfolio               122,980               311
   Worldwide Growth Portfolio                   563,789                65
Morgan Stanley Universal Funds, Inc.:
   Emerging Markets Equity Portfolio             85,649                75
   Fixed Income Portfolio                            51                 0
   Mid-Cap Value Portfolio                      192,812                44
   U.S. Real Estate Portfolio                    78,457             1,590
   Value Portfolio                              105,900               118
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio                           59,698               135
   Large Cap Growth Portfolio                   116,890             2,470
   Technology & Communications Portfolio        208,284             3,595
                                            -----------          --------

                 Total                       $4,955,215           $22,107
                                             ==========           =======

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998


(4)     DEDUCTIONS AND EXPENSES

        Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

        The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

        The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.40% of the daily value of the total investments of the Account. These fees aggregated $275,095 and $10,727 for the years ended December 31, 1998 and 1997, respectively.

        In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.10% of the daily value of the total investments of the Account. These fees aggregated $3 and $0 for the years ended December 31, 1998 and 1997, respectively.

        Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

        In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40. These expenses totaled $12,780 and $0 for the years ended December 31, 1998 and 1997, respectively.

(5)     OTHER TRANSACTIONS WITH AFFILIATES

        AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1998

(6)     NET ASSETS

        The following is a reconciliation of net assets at December 31, 1998:

                                                                          1998

        Proceeds from the sales of units since organization,
           less cost of units redeemed                               $38,982,827
        Undistributed net investment income                             679,001
        Undistributed net realized gains on sale of investments          43,193
        Net unrealized appreciation (depreciation) of investments     3,710,346
                                                                     ----------

        Net assets, end of period                                    $43,415,367


(7)     YEAR 2000 (Unaudited)


        To date, the Company has completed its assessment and remediation of all systems that could be significantly affected by the Year 2000. The Company is currently testing its software and hardware for Year 2000 readiness. It is anticipated that this process will be completed in a timely manner. However, if testing is not completed timely, the Year 2000 Issue could have an impact on the operations of the Company.

        The Company's operations could also be affected by the inability of third parties to become Year 2000 compliant. Various investment advisors who are not affiliated with the Company manage the investment sub-accounts included in Separate Account B. Like most financial organizations, investment advisors have been working diligently to address Year 2000 issues. The Company does not expect any of the investment advisors to provide Year 2000 assurance on the various sub-accounts before the second quarter of 1999. The inability of third parties to complete the Year 2000 resolution process in a timely fashion could materially impact the Company. The effect of non-compliance by significant third parties is not determinable.

                             ANNUITY INVESTORS LIFE
                                INSURANCE COMPANY


                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1998 and 1997
                       With Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                      Statutory-Basis Financial Statements
                         and Other Financial Information

                     Years ended December 31, 1998 and 1997


                                    Contents


Report of Independent Auditors.............................................1

Audited Statutory-Basis Financial Statements

Balance Sheets - Statutory-Basis...........................................2
Statements of Operations - Statutory-Basis.................................3
Statements of Changes in Capital and Surplus -
Statutory-Basis............................................................4
Statements of Cash Flows - Statutory-Basis.................................5
Notes to Statutory-Basis Financial Statements..............................6

                         Report of Independent Auditors


Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company ("the Company") as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Notes B and I to the financial statements, the Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes B and I.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.



Cincinnati, Ohio
February 4, 1999

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 STATUTORY-BASIS

                                                                                     December 31
                                                                          1998                    1997
   ADMITTED ASSETS
    Cash and investments
        Fixed maturities - at amortized cost
           (market value - $105,451,926 and $33,661,758)               $104,080,672           $33,176,305
        Policy loans                                                      1,293,252               281,758
        Short-term investments                                           15,489,533             7,612,000
        Cash                                                              4,400,560             1,021,733
                                                                      -------------             ---------

        Total cash and investments                                      125,264,017            42,091,796

    Investment income due and accrued                                     1,787,577               523,546
    Federal income tax recoverable                                                -               148,476
    Reinsurance ceded receivable                                             36,505                     -
    Other admitted assets                                                    67,656                22,691
                                                                    ---------------         -------------

        Total General Account admitted assets                           127,155,755            42,786,509
    Separate Account assets                                             120,049,207            37,248,224
                                                                       ------------           -----------

        Total admitted assets                                          $247,204,962           $80,034,733
                                                                       ============           ===========

    LIABILITIES, CAPITAL AND SURPLUS
    Annuity reserves                                                   $106,630,855           $23,186,988
    Policy and contract claims                                            1,190,191                     -
    Commissions due and accrued                                             312,211               109,180
    General expenses due and accrued                                        258,781               201,989
    Transfers to Separate Accounts due and
    accrued (contingent deferred sales charges)                          (6,469,163)           (2,170,871)
    Taxes, licenses and fees due and accrued                                 79,500                15,368
    Asset valuation reserve                                                 370,700               126,076
    Reinsurance ceded payable                                               416,051                     -
    Payable to parent and affiliates                                        288,222               446,637
    Payable for securities                                                2,005,397                     -
    Other liabilities                                                       724,463               976,052
                                                                     --------------          ------------

        Total General Account liabilities                               105,807,208            22,891,419
    Separate Account liabilities                                        120,049,207            37,248,224
                                                                       ------------           -----------

        Total liabilities                                               225,856,415            60,139,643
                                                                       ------------           -----------

    Common stock, par value- $125:
        - 25,000 shares authorized
        - 20,000 shares issued and outstanding                            2,500,000             2,500,000
    Gross paid-in and contributed surplus                                24,550,000            17,550,000
    Unassigned deficit                                                   (5,701,453)             (154,910)
                                                                      -------------          ------------

        Total capital and surplus                                        21,348,547            19,895,090
                                                                      -------------           -----------

        Total liabilities, capital and surplus                         $247,204,962           $80,034,733
                                                                       ============           ===========

                             See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS


                                                                                Year ended December 31
                                                                               1998               1997

    Revenues
        Premiums and annuity considerations                               $  72,586,568       $12,878,897
        Deposit-type funds                                                   89,221,073        43,367,003
        Net investment income                                                 4,811,248         1,789,590
        Amortization of interest maintenance reserve                             (2,884)           (2,195)
        Commission and expense allowance on reinsurance ceded                    36,505                 -
        Contract charges - Separate Accounts                                    938,114           213,854
        Other income                                                            175,491            31,884
                                                                         --------------     -------------

             Total revenue                                                  167,766,115        58,279,033

    Benefits and expenses
        Increase in aggregate reserves                                       83,443,867        19,510,611
        Increase in policy and contract claim
        reserves                                                              1,190,191                 -
        Policyholders' benefits                                               6,298,169         1,207,596
        Commissions                                                          12,860,357         3,722,847
        General insurance expenses                                            5,805,845         2,928,646
        Taxes, licenses and fees                                                437,001           213,167
        Net transfers to Separate Accounts                                   62,546,680        29,514,423
        Reserve adjustment on termination of
        reinsurance assumed                                                           -         2,654,548
                                                                     ------------------      ------------

             Total benefits and expenses                                    172,582,110        59,751,838
                                                                           ------------       -----------

    Loss from operations before federal income taxes                         (4,815,995)       (1,472,805)

    Benefit for federal income taxes                                                  -            37,876
                                                                      ------------------     -------------

    Loss from operations after federal income taxes before
    net realized capital losses                                              (4,815,995)       (1,434,929)

    Net realized capital losses
        Net realized capital losses before
        federal income taxes and transfer to IMR                                 (2,828)           (9,212)
        Capital loss tax benefit                                                      -                 -
        Interest maintenance reserve transfer
        (net of tax)                                                              1,838              5,988

             Net realized capital losses after transfer to IMR                     (990)            (3,224)
                                                                       ----------------        ------------

    Net loss                                                              $  (4,816,985)      $(1,438,153)
                                                                          =============       ===========






                    See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS



                                                                                      Year ended December 31

                                                                                     1998                   1997
     Common stock
         Balance at beginning and ending of year                                $   2,500,000         $   2,500,000
                                                                                =============         =============


     Gross paid-in and contributed surplus
         Balance at beginning of year                                           $  17,550,000         $  17,550,000
         Surplus contribution                                                       7,000,000                     -
                                                                                -------------         -------------

                Balance at end of year                                          $  24,550,000         $  17,550,000
                                                                                =============         =============


     Unassigned funds
         Balance at beginning of year                                           $    (154,910)        $   1,286,332
         Net loss                                                                  (4,816,985)           (1,438,153)
         Increase in non-admitted assets                                             (336,458)              (31,801)
         Increase in asset valuation reserve                                         (244,624)              (67,639)
         Adjustment for prior year taxes                                             (148,476)               96,351
                                                                                -------------         -------------

                Balance at end of year                                          $  (5,701,453)        $    (154,910)
                                                                                =============         =============


     Total capital and surplus                                                  $  21,348,547         $  19,895,090
                                                                                =============         =============


                         See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS

                                                                                       Year ended December 31
                                                                                      1998                1997

                                                                                --------------        -------------
     Operations:
         Premiums and annuity considerations                                    $  72,586,568         $  12,878,897
         Deposit-type funds                                                        89,221,073            43,367,003
         Net investment income                                                      3,673,508             1,788,231
         Net increase in policy loans                                              (1,011,494)             (240,568)
         Policyholder benefits paid                                                (6,298,169)           (1,207,596)
         Commissions, expenses and other taxes paid                               (18,779,248)           (6,614,922)
         Net transfers to Separate Accounts                                       (66,844,972)          (31,478,317)
         Federal income taxes recovered                                                     -               378,749
         Contract charges - Separate Accounts                                         938,114               213,854
         Other cash used                                                              (200,930)          (1,563,792)
                                                                                --------------        -------------

                Net cash provided by operations                                    73,284,450            17,521,539

     Investing activities:
         Sale, maturity or repayment of fixed maturities                            4,617,366             2,491,585
         Purchase of fixed maturities                                             (75,650,853)          (12,771,161)
         Cash provided from receivable/payable for securities                       2,005,397                75,000
                                                                                -------------         -------------

                Net cash used in investment activities                            (69,028,090)          (10,204,576)

     Financing activities:
         Surplus paid in                                                            7,000,000                     -
                                                                                -------------         --------------

                Net cash provided by financing activities                           7,000,000                     -
                                                                                -------------         -------------


     Net increase in cash and short-term investments                               11,256,360             7,316,963

     Cash and short-term investments at beginning of year                           8,633,733             1,316,770
                                                                                -------------         -------------

     Cash and short-term investments at end of year                             $  19,890,093         $   8,633,733
                                                                                =============         =============




                          See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 1998 AND 1997

A.  GENERAL

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of American Annuity Group, Inc. ("AAG"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 1998.

AILIC's products are variable and fixed annuities. The variable annuities are reported as deposit-type funds and are marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency, primarily in the western part of the United States. In 1998, the individual fixed annuity products grew to approximately 45% of total production.

B.  ACCOUNTING POLICIES

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance
Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

(a) annuity receipts and deposit-type funds are accounted for as revenues versus liabilities;
(b) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;
(c) reserves established for annuity reserves are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;
(d) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;
(e) investments in fixed maturity securities considered "available for sale" (as defined by GAAP) are generally recorded at amortized cost versus market;
(f) an Asset Valuation Reserve ("AVR") is provided which reclassifies a portion of surplus to liabilities; and
(g) the cost of certain assets designated as "non-admitted assets" (principally advance commissions paid to agents) is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997

INVESTMENTS (continued)

Short-term  investments having original  maturities of three months or less when
purchased  are   considered  to  be  cash   equivalents   for  purposes  of  the
statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold. AILIC has an IMR asset which is non-admitted and charged against surplus.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and deposit-type funds are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder deposits are included in other income.

ANNUITY RESERVES Annuity reserves are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law.

The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities was approximately $106.6 million and $23.2 million at December 31, 1998 and 1997, respectively.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. AILIC remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

FEDERAL INCOME TAXES AILIC files a separate company federal income tax return.

BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by AAG. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of AAG for the benefit of the employees of AAG and its subsidiaries. Contributions are discretionary by the Board of Directors of AAG and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age 60.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


C.   INVESTMENTS

     Fixed maturity investments at December 31 consisted of the following:

                                                                                               1998
                                                                  Carrying             Market             Gross Unrealized
                                                                     Value              Value          Gains            Losses
     U.S. Government and government
         agencies and authorities                               $  11,468,057      $ 11,725,221    $   257,164      $       -
     Public utilities                                               3,515,521         3,572,345         56,824              -
     Mortgage-backed securities                                    36,024,471        35,613,490        241,662        652,643
     All other corporate                                           53,072,623        54,540,870      1,485,224         16,977
                                                                -------------     -------------     ----------      ---------

         Total fixed maturity investments                        $104,080,672      $105,451,926     $2,040,874      $669,620
                                                                 ============      ============     ==========      ========


                                                                                                    1997
                                                                   Carrying            Market             Gross Unrealized
                                                                     Value              Value          Gains            Losses
     U.S. Government and government
         agencies and authorities                                $  9,326,347      $  9,345,879      $  61,757      $  42,225
     All other corporate                                           23,849,958        24,315,879        546,439         80,518
                                                                  -----------       -----------       --------      ---------

         Total fixed maturity investments                         $33,176,305       $33,661,758       $608,196       $122,743
                                                                  ===========       ===========       ========       ========


The table below sets forth the scheduled maturities of AILIC's fixed maturity investments as of December 31, 1998:

                                                                                                Carrying              Market
                                                                                                   Value                Value
Bonds by maturity:
     Due within 1 year or less                                                              $      199,770        $      200,001
     Over 1 year through 5 years                                                                15,066,302            15,306,238
     Over 5 years through 10 years                                                              50,686,547            51,306,332
     Over 10 years through 20 years                                                             25,961,283            26,264,049
     Over 20 years                                                                              12,166,770            12,375,306
                                                                                             -------------         -------------

                Total bonds by maturity                                                       $104,080,672          $105,451,926
                                                                                              ============          ============

The expected  maturities in the foregoing  table may differ from the contractual
maturities   because  certain  borrowers  have  the  right  to  call  or  prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $4.6 million in 1998 and $2.5 million in 1997. Gross realized gains of $6,993 and $17,374 and gross realized losses of $9,821 and $26,586 were realized on those sales during 1998 and 1997, respectively.

U.S. Treasury Notes with a carrying value of $6.8 million and $6.6 million at December 31, 1998 and 1997, respectively, were on deposit as required by the insurance departments of various states.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997

Net investment income consisted of the following:

                                                1998                    1997
                                            -----------            -----------

     Bonds                                   $4,421,263            $1,642,923
     Short-term investments                     455,230               182,085
     Cash on hand and on deposit                  1,965                   837
     Policy loans                                32,876                 7,605
     Miscellaneous                                6,776                 6,648
                                           ------------          ------------

                Gross investment income       4,918,110             1,840,098

     Investment expenses                       (106,862)              (50,508)
                                            -----------          ------------

                Net investment income        $4,811,248            $1,789,590
                                             ==========            ==========

D.   FEDERAL INCOME TAXES

AILIC has no federal income taxes available for recoupement in the event of future losses. AILIC has approximately $4.2 million and $1.9 million in loss carryforwards derived from year ended December 31, 1998 and 1997, respectively, to offset future year's taxable income. These loss carryforwards will expire in the year 2018 and 2012, respectively. Loss carryforwards derived prior to 1998 will expire in 15 years, and those derived in 1998 or after, per new IRS regulations, will expire in 20 years.

E.   RELATED PARTY TRANSACTIONS

On December 30, 1993, AILIC entered into a reinsurance agreement with Great American Life Insurance Company ("GALIC"), which became AILIC's immediate parent in 1995. As a result of the transaction, AILIC assumed $2.6 million in deferred annuity reserves and received an equivalent amount of assets. The reinsurance agreement was terminated January 1, 1997 and reserves of $2.7 million were transferred back to GALIC along with assets equal to the reserves transferred.

On December 31, 1998 for all policies issued by AILIC on or after August 1, 1998, a co-insurance agreement was entered into with GALIC to reinsure all of AILIC's equity indexed annuity premiums, benefits and expenses with GALIC. As of December 31, 1998, AILIC transferred $0.4 million of premiums and reserves to GALIC.

AILIC has an agreement with AAG, subject to the direction of the Finance Committee of AILIC, whereby AAG, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 1998 and 1997, AILIC paid $90,300 and $41,743 respectively, in management fees.

AILIC has an agreement with AAG Securities, Inc., a wholly-owned subsidiary of AAG, whereby AAG Securities is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays AAG Securities for acting as underwriter under a distribution agreement. In 1998 and 1997, AILIC paid $2.1 million and $2.2 million, respectively, in commissions to AAG Securities.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or insurance affiliates. In 1998 and 1997, AILIC paid $2.4 million and $0.7 million, respectively, for services to affiliates.

F.   DIVIDEND RESTRICTIONS

The amount of dividends which can be paid by AILIC without prior approval of regulatory authorities is subject to restrictions relating to capital and surplus and net income. The maximum amount of dividends payable in 1999 without prior approval is $0.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


G.   ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS

At December 31, 1998, AILIC's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in millions):

                                                                                     Amount                Percent

       Subject to discretionary withdrawal (with adjustment):
           With market value adjustment                                              $     -                     -%
           At book value less current surrender charge of 5% or more                   98.8                     92
           At market value                                                                 -                     -
                                                                                     -------                 -----

                  Total with adjustment or at market value                             98.8                     92

       Subject to discretionary withdrawal (without adjustment) at
                  book value with minimal or no charge or adjustment                    2.0                      2
       Not subject to discretionary withdrawal                                          6.2                      6
                                                                                     ------                  -----

                  Total annuity reserves--before reinsurance                           107.0                    100%
                                                                                                             =====

       Less reinsurance ceded                                                          (0.4)

                  Net annuity reserves                                               $106.6

       Reconciliation   to  policy  benefit   reserves  for  life  policies  and
       contracts:
           Net annuity reserves                                                      $106.6
           Net life reserves                                                               -
           Miscellaneous other reserves                                                    -
                                                                                     -------

           Total policy benefit reserves for life policies and contracts             $106.6
                                                                                     ======

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


H.   SEPARATE ACCOUNTS

The Company writes individual and group non-guaranteed variable annuities. Net transfers to (from) the Separate Accounts for the years ended December 31, 1998 and 1997 are summarized as follows:

                                                                                              1998                     1997
                                                                                         ------------             ------------
     Transfers to Separate Accounts - deposit-type funds                                 $ 64,500,892              $28,769,832
     Transfers to Separate Accounts - withdrawals and other transfers, net                  2,344,080                2,717,108
     Transfers from Separate Accounts - contingent deferred sales charges                  (4,298,292)              (1,972,517)
                                                                                         ------------             ------------

                  Net transfers to Separate Accounts                                     $ 62,546,680              $29,514,423
                                                                                         ============              ===========



All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value. Investments in the Separate Accounts at December 31 consisted of the following:

                                                                                              1998
                                                                                   Market                Gross Unrealized
                                                                  Cost             Value              Gains            Losses
     Separate Account A                                     $  64,754,695       $  76,633,840      $12,249,838        $370,693
     Separate Account B                                        39,705,022          43,415,367        3,876,131         165,786
                                                            -------------       -------------     ------------        --------

         Total Separate Accounts                             $104,459,717        $120,049,207      $16,125,969        $536,479
                                                             ============        ============      ===========        ========


                                                                                              1997
                                                                                   Market                Gross Unrealized
                                                                   Cost             Value              Gains           Losses
     Separate Account A                                       $30,479,421         $32,418,073       $2,043,790        $105,138
     Separate Account B                                         4,933,281           4,830,151           12,568         115,698
                                                             ------------        ------------     ------------       ---------

         Total Separate Accounts                              $35,412,702         $37,248,224       $2,056,358        $220,836
                                                              ===========         ===========       ==========        ========

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


I.   VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the NAIC and the Ohio Insurance Department, which vary in some respects from GAAP. The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 1998 and 1997:

                                                                         Net Income                  Capital and Surplus
                                                            ------------------------------     -------------------------------
                                                                  1998             1997             1998               1997
                                                            -------------     ------------     -------------      ------------
As reported on a statutory basis                            $  (4,816,985)     $(1,438,153)    $  21,348,547       $19,895,090
     Commissions capitalized to DAC                            12,860,357        3,722,847        12,860,357         3,722,847
     General expenses capitalized to DAC                        4,064,093        2,046,618         4,064,093         2,046,618
     Taxes, licenses and fees capitalized to DAC                  262,200          127,900           262,200           127,900
     Amortization of DAC                                         (752,613)        (169,695)         (752,613)         (169,695)
     Capital gains transferred to IMR, net of tax                  (1,838)          (5,988)           (1,838)           (5,988)
     Amortization of IMR, net of tax                                2,884            2,195             2,884             2,195
     Contingent deferred sales charge                         (11,897,631)      (3,693,287)      (11,897,631)       (3,693,287)
     Federal income taxes                                         184,404         (226,161)          184,404          (226,161)
     Deferred gain on intercompany sales                                -          (17,011)                -           (17,011)
     Unrealized gain (loss) adjustment                                  -                -           460,852           578,256)
     AVR adjustment                                                     -                -           244,624            67,639
     Non-admitted assets adjustment                                     -                -           336,457            31,801
     Prior year tax adjustment                                          -                -           148,476           (96,351)
     Prior year stat to GAAP cumulative adjustments                     -                -         2,192,237          (176,526)
                                                            -------------     ------------     -------------     -------------

         Total GAAP adjustments                                 4,721,856        1,787,418         8,104,502         2,192,237
                                                            -------------     ------------     -------------      ------------

GAAP basis                                                  $     (95,129)    $    349,265     $  29,453,049       $22,087,327
                                                            =============     ============     =============       ===========

J.   CODIFIED STATUTORY ACCOUNTING PRINCIPLES

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that AILIC uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for AILIC, the Ohio Insurance Department must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is anticipated that the Ohio Insurance Department will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to AILIC's statutory-basis financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 1998 AND 1997


K.   YEAR 2000 STATUS (Unaudited)

The Company is included in AAG's Year 2000 Project which is a corporate-wide program designed to ensure that its computer hardware and software systems, telecommunications and other business activities function properly in the Year 2000. The Project also encompasses communicating with agents, vendors, financial institutions and others with which the AAG and GALIC companies conduct business to determine their Year 2000 readiness and resulting effects on AAG. As part of the project, the Company is also developing contingency plans for the systems and procedures deemed most critical to the Company. AAG's Year 2000 Project is being coordinated by a team of individuals from a variety of disciplines in the organization which monitors the work being performed by the various business units and reports frequently to senior management. AAG's internal audit staff reports at least quarterly to the Audit Committee of the Board of Directors on the Company's Year 2000 progress.

To address its Year 2000 issue, AAG's operations have been divided into separate systems groups. At December 31, 1998, these groups were in the process of either
(i) testing internally developed and third party software applications believed to be Year 2000 compliant without need for any modifications; (ii) modifying and testing other software applications or (iii) replacing software with new applications that are Year 2000 compliant, and testing those replacements for operational acceptance and Year 2000 compliance.

Approximately 40% of the operating units are currently on target with their internal plans to be completed in the second quarter of 1999. Approximately 50% of the operating units have experienced some delay and their overall projects are running behind schedule on internally established timelines. These groups are expected to be complete in the third quarter of 1999. One important replacement application experienced a significant delay from its original targeted completion date. This project was reorganized and restaffed in the fourth quarter of 1998, and management believes the project has made significant progress. This application is currently involved in testing and is expected to be completed and in operation in the third quarter of 1999.

Contingency plans provide a documented order of actions necessary to keep the Company's business functions operating and mitigate the extent of any potential disruptions. The Company expects to complete the contingency planning process for all mission critical software applications and operational processes in the second quarter of 1999, and for less significant software applications and operational processes in the third quarter of 1999. These plans will be tested through the balance of the year.

Many of the systems being replaced were planned replacements, which were accelerated due to Year 2000 considerations. A significant portion of AAG's Year 2000 Project is being completed using internal staff. Therefore, cost estimates for the Year 2000 Project do not represent solely incremental costs. Since the beginning of 1997, AAG has incurred an estimated $13 million in Year 2000 costs, including capitalized costs of $10 million for new systems; AAG has expensed $3.0 million in Year 2000 costs in 1998. AAG estimates it will spend an additional $9 million in connection with the Year 2000 Project in 1999, of which $5 million is expected to be expensed. Projected Year 2000 costs and completion dates are based on management's best estimates. There can be no assurance that these estimates will be achieved.

AAG believes it has reasonable plans in place to ensure business activities function properly in the Year 2000. However, should software modifications and new software installations not be completed on a timely basis, the resulting disruptions could have a material adverse impact on operations. AAG's operations could also be materially adversely affected by the inability of third parties such as agents, vendors and policyholders' employers to also function properly in the Year 2000.

PART C - Advantage
Other Information

Item 24.  Financial Statements and Exhibits

(a)     Financial Statements
        All required financial statements are included in Parts A or B of this Registration Statement.

(b)     Exhibits

        (1) Resolution of the Board of Directors of Annuity Investors Life Insurance CompanyREGISTERED authorizing establishment of Annuity InvestorsREGISTERED Variable Account B.1/

        (2)    Not Applicable.

        (3)    (a)    Distribution  Agreement  between  Annuity  Investors  Life
                      Insurance Company REGISTERED and AAG Securities, Inc.2/

                      (i)    Amended Schedule 1 to Distribution Agreement. 3/

               (b) Form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer.1/

               (c)    Revised  form  of  Selling   Agreement   between   Annuity
                      Investors    Life   Insurance    CompanyREGISTERED,    AAG
                      Securities, Inc. and another Broker-Dealer. 5/

        (4)    Individual and Group Contract Forms and Endorsements.

               (a) Form of Bonus Group Flexible Premium Deferred Annuity Contract.3/

               (b) Form of Certificate of Participation under Bonus Group Contract. 3/

               (c)    Form  of  Bonus  Qualified   Individual  Flexible  Premium
                      Deferred Annuity Contract. 3/

               (d) Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract. 3/

               (e)    Form of Loan Endorsement to Individual Contract.2/

               (f) Form of Texas Optional Retirement Program Endorsement to Individual
                      Contract.2/

               (g)    Form  of  Long-Term   Care  Waiver  Rider  to   Individual
                      Contract.2/

               (h)    Form of Loan Endorsement to Group Contract.2/

               (i) Form of Loan Endorsement to Certificate of Participation under a Group
                      Contract. 2/

               (j)    Form  of  Deferred   Compensation   Endorsement  to  Group
                      Contract.2/

               (k) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

               (l)    Form of Texas Optional  Retirement Program  Endorsement to
                      Group
                      Contract.2/

               (m) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

               (n)    Form of Long-Term Care Waiver Rider to Group Contract.2/

               (o) Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract.2/

               (p) Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

               (q) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

               (r) Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

               (s)    Form of Employer Plan Endorsement to Group Contract. 3/

               (t) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

               (u) Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

               (v)    Form  of  Tax  Sheltered  Annuity   Endorsement  to  Group
                      Contract. 3/

               (w) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

               (x) Form of Tax Sheltered Annuity Endorsement to Qualified Individual
                      Contract. 3/

               (y) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

               (z) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

               (aa) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

               (bb) Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

               (cc) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

               (dd)   Form of  Governmental  Section  457  Plan  Endorsement  to
                      Qualified
                      Individual Contract. 3/


               (ee)   Form of Successor Owner Endorsement to Group Contract. 5/


               (ff) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 5/

               (gg)   Form  of   Successor   Owner   Endorsement   to  Qualified
                      Individual Contract and Non-Qualified Individual Contract. 5/

               (hh) Form of Individual Retirement Annuity Endorsement to Group Contract. 6/

               (ii) Form of Individual Retirement Annuity Endorsement to Certificate of
                      Participation under a Group Contract. 6/

               (jj) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 6/

               (kk) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

               (ll) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 6/

               (mm) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

               (nn) Form of Unisex Endorsement to Nonqualified Individual Contract. 6/

        (5)    (a)    Form  of  Application  for  Individual   Flexible  Premium
                      Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

               (b) Form of Application for Group Flexible Premium Deferred Annuity Contract. 3/

        (6)    (a)    Articles  of  Incorporation  of  Annuity   Investors  Life
                      Insurance CompanyREGISTERED.1/

                      (i) Amendment to Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                      (ii) Amendment to Articles of Incorporation, adopted August 9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

               (b) Code of Regulations of Annuity Investors Life Insurance Company.REGISTERED1/

        (7)           Not Applicable.

        (8)    (a)    Participation  Agreement  between  Annuity  Investors Life
                      Insurance    CompanyREGISTERED    and   Dreyfus   Variable
                      Investment Fund.2/

                      (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company REGISTERED and Dreyfus Variable Investment Fund.2/

               (b) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                      (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

               (c)    Participation  Agreement  between  Annuity  Investors Life
                      Insurance   CompanyREGISTERED  and  The  Dreyfus  Socially
                      Responsible Growth Fund, Inc.2/

                      (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance CompanyREGISTERED and The Dreyfus Socially Responsible Growth Fund, Inc.2/

               (d) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Janus Aspen Series.2/

                      (i)    Amended  Schedule  A  to  Participation   Agreement
                             between Annuity Investors Life Insurance Company and Janus Aspen Series. 3/

               (e) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Variable Insurance Funds, Inc. and Strong Special Fund II, Inc.2/

               (f)    Participation  Agreement  between  Annuity  Investors Life
                      Insurance    CompanyREGISTERED    and   INVESCO   Variable
                      Investment Funds, Inc.2/

                      (i)    Amended  Schedule  B  to  Participation   Agreement
                             between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc. 3/

               (g) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Morgan Stanley Universal Funds, Inc.2/

                      (i)    Amended  Schedule  B  to  Participation   Agreement
                             between Annuity Investors Life Insurance Company and Morgan Stanley Universal Funds, Inc. 3/

               (h) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and PBHG Insurance Series Fund, Inc.2/

               (i) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSM, Inc.1/

               (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

               (k) Investment Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSM, Inc. 1/

               (l) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Capital Management, Inc.2/

               (m) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Pilgrim Baxter & Associates, Ltd.2/

               (n) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Morgan Stanley Asset Management, Inc. 2/

               (o)    Amended  and  Restated   Agreement   between  The  Dreyfus
                      Corporation   and   Annuity   Investors   Life   Insurance
                      CompanyREGISTERED.2/

               (p) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Janus Capital Corporation.2/

               (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company. 3/

               (r)    Participation Agreement between The Timothy Plan Small-Cap
                      Variable  Series,  Timothy  Partners,   Ltd.  and  Annuity
                      Investors Life Insurance Company. 3/

               (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 3/


               (t) Participation Agreement between Annuity Investors Life Insurance Company and BT Insurance Funds Trust. 7

               (u)    Service   Agreement  between  Bankers  Trust  Company  and
                      Annuity Investors Life Insurance Company. 7
        (9)    Opinion and Consent of Counsel. 3/


        (10) Consent of Independent Auditors (filed herewith).

        (11) No financial statements are omitted from Item 23.

        (12)   Not Applicable.

        (13)   Schedule for Computation of Performance Quotations. 3/

        (14)   Not Applicable

        (15)   Powers of Attorney (filed herewith)

1/ Incorporated by reference to Form N-4, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on December 23, 1996.
2/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on June 3, 1997.
3/ Filed in initial Registration Statement on N-4, filed on behalf of Commodore Advantage Contracts, SEC File No. 333-51971, on May 6, 1998.

4/      Filed with Pre-Effective Amendment No. 1 on July 6, 1998.
5/ Incorporated by reference to Post-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955on February 26, 1999.
6/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on February 1, 1999.
7 Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-19725 on February 26, 1999.

Item 25.       Directors and Officers of the Depositor


                                 Principal           Positions and Offices
        Name                 Business Address           With the Company
Robert Allen Adams               (1)           President, Director
Stephen Craig Lindner            (1)           Director
William Jack Maney, II           (1)           Assistant Treasurer and
                                               Director
James Michael Mortensen          (1)           Executive Vice President,
                                               Assistant Secretary and
                                               Director
Mark Francis Muething            (1)           Senior Vice President,
                                               Secretary, General Counsel and
                                               Director
Jeffrey Scott Tate               (1)           Director
Thomas Kevin Liguzinski          (1)           Senior Vice President
Charles Kent McManus             (1)           Senior Vice President
Arthur Ronald Greene, III        (1)           Vice President
Betty Marie Kasprowicz           (1)           Vice President and Assistant
                                               Secretary
Michael Joseph O'Connor          (1)           Senior Vice President
Lynn Edward Laswell              (1)           Vice President, Treasurer and
                                               Controller
Vincent J. Graneri               (1)           Vice President and Chief Actuary
David Shipley                    (1)           Vice President
Thomas E. Mischell               (1)           Assistant Treasurer




(1)     P.O. Box 5423, Cincinnati, Ohio  45201-5423.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant The Depositor, Annuity Investors Life Insurance CompanyREGISTERED is a wholly owned subsidiary of Great AmericanREGISTERED Life Insurance Company, which is a wholly owned subsidiary of American Annuity Group,SM Inc. The Registrant, Annuity InvestorsREGISTERED Variable Account B, is a segregated asset account of Annuity Investors Life Insurance CompanyREGISTERED.

The following chart shows the affiliations among Annuity Investors Life Insurance CompanyREGISTERED and its parent, subsidiary and affiliated entities.

AMERICAN FINANCIAL GROUP, INC.                                                      % OF STOCK OWNED (1)
|                                                    STATE OF          DATE OF        BY IMMEDIATE
|                                                    DOMICILE          INCORPORATION   PARENT COMPANY     NATURE OF BUSINESS
|_AFC Holding Company                                Ohio              12/09/1994           100       Holding Company
  |_AHH Holdings, Inc.                               Florida           12/27/1995             49      Holding Company
    |_Columbia Financial Company                     Florida           10/26/1993           100       Real Estate Holding Company
    |_American Heritage Holding Corporation          Delaware          11/02/1994           100       Home Builder
      |_Heritage Homes Realty, Inc.                  Florida           07/20/1993           100       Home Sales
      |_Southeast Title, Inc.                        Florida           05/16/1995           100       Title Company
    |_Heritage Home Finance Corporation              Florida           02/10/1994           100       Finance Company
  |_American Financial Capital Trust I               Delaware          09/14/1996           100       Statutory Business Trust
  |_American Financial Corporation                   Ohio              11/15/1955           100       Holding Company
    |_AFC Coal Properties, Inc.                      Ohio              12/18/1996           100       Real Estate Holding Company
    |_American Financial Corporation                 Ohio              08/27/1963           100       Inactive
    |_American Money Management Corporation          Ohio              03/01/1973           100       Investment Management
    |_American Money Management International, N.V   Netherland -      05/10/1985           100       Securities Management
                                                     Antilles
    |_American Premier Underwriters, Inc.            Pennsylvania      00/00/1846           100 (2)   Diversified
      |_The Ann Arbor Railroad Company               Michigan          09/21/1895             99      Inactive
      |_The Associates of the Jersey Company         New Jersey        11/10/1804           100       Inactive
      |_Cal Coal, Inc.                               Illinois          05/30/1979           100       Inactive
      |_GAI (Bermuda) Ltd.                           Bermuda           04/06/1998           100       Holding Company
        |_GAI Insurance Company, Ltd.                Bermuda           09/18/1989           100       Reinsurance Company
      |_The Indianapolis Union Railway Company       Indiana           11/19/1872           100       Inactive
      |_Lehigh Valley Railroad Company               Pennsylvania      04/21/1846           100       Inactive
      |_The New York and Harlem Railroad Company     New York          04/25/1831             97      Inactive
      |_The Owasco River Railway, Inc.               New York          06/02/1881           100       Inactive
      |_PCC Real Estate, Inc.                        New York          12/15/1986           100       Holding Company
        |_PCC Chicago Realty Corp.                   New York          12/23/1986           100       Real Estate Developer
        |_PCC Gun Hill Realty Corp.                  New York          12/18/1985           100       Real Estate Developer
        |_PCC Michigan Realty, Inc.                  Michigan          11/09/1987           100       Real Estate Developer
        |_PCC Scarsdale Realty Corp.                 New York          06/01/1986           100       Real Estate Developer
          |_Scarsdale Depot Associates, L.P.         Delaware          05/05/1989             80      Real Estate Developer
      |_Penn Central Energy Management Company       Delaware          05/11/1987           100       Energy Operations Manager
      |_Pennsylvania Company                         Delaware          12/05/1958           100       Holding Company
        |_Atlanta Casualty Company                   Ohio              06/13/1972           100 (2)   Property/Casualty Insurance
          |_American Premier Insurance Company       Indiana           11/30/1989           100       Property/Casualty Insurance
          |_Atlanta Reserve Insurance Company        Ohio              12/07/1998           100       Property/Casualty Insurance
          |_Atlanta Specialty Insurance Company      Ohio              02/06/1974           100       Property/Casualty Insurance
          |_Atlanta Casualty Group, Inc.             Georgia           04/01/1977           100       Insurance Agency
            |_Atlanta Casualty General Agency, Inc.  Texas             03/15/1961           100       Managing General Agency
            |_Atlanta Insurance Brokers, Inc.        Georgia           02/06/1971           100       Insurance Agency
            |_Treaty House, Ltd. (d/b/a Mr. Budget)  Nevada            11/02/1971           100       Insurance Premium Finance
          |_Penn Central U.K. Limited                United Kingdom    10/28/1992           100       Insurance Holding Company
            |_Insurance (GB) Limited                 United Kingdom    05/13/1992           100       Property/Casualty Insurance

|_AFC Holding Company
  |_American Financial Corporation                                               % OF STOCK OWNED (1)
    |_American Premier Underwriters, Inc.            STATE OF          DATE OF      BY IMMEDIATE
      |_Pennsylvania Company                         DOMICILE       INCORPORATION  PARENT COMPANY       NATURE OF BUSINESS
        |_Delbay Corporation                         Delaware          12/27/1962        100        Inactive
        |_Great Southwest Corporation                Delaware          10/25/1978        100        Real Estate Developer
          |_World Houston, Inc.                      Delaware          05/30/1974        100        Real Estate Developer
        |_Hangar Acquisition Corp.                   Ohio              10/06/1995        100        Aircraft Investment
        |_Infinity Insurance Company                 Indiana           07/09/1955        100        Property/Casualty Insurance
          |_Infinity Agency of Texas, Inc.           Texas             07/15/1992        100        Managing General Agency
          |_The Infinity Group, Inc.                 Indiana           07/22/1992        100        Services Provider
          |_Infinity National Insurance Company      Indiana           08/05/1992        100        Property/Casualty Insurance
          |_Infinity Select Insurance Company        Indiana           06/11/1991        100        Property/Casualty Insurance
        |_Leader Insurance Company                   Ohio              03/20/1963        100        Property/Casualty Insurance
          |_American Commonwealth Development        Texas             07/23/1963        100        Real Estate Development
            Company
            |_ACDC Holdings Corporation              Texas             05/04/1981        100        Real Estate Development
          |_Budget Insurance Premiums, Inc.          Ohio              02/14/1964        100        Premium Finance Company
          |_Leader Group, Inc.                       Ohio              12/12/1997        100        Services Provider
          |_Leader Managing General Agency, Inc.     Texas             05/19/1989        100        Managing General Agency
          |_Leader National Agency, Inc.             Ohio              04/05/1963        100        Brokering Agent
          |_Leader National Agency of Texas, Inc.    Texas             01/25/1994        100        Managing General Agency
          |_Leader Preferred Insurance Company       Ohio              11/07/1994        100        Property/Casualty Insurance
          |_Leader Specialty Insurance Company       Indiana           03/10/1994        100        Property/Casualty Insurance
          |_TICO Insurance Company                   Ohio              06/03/1980        100        Property/Casualty Insurance
        |_PCC Technical Industries, Inc.             California        03/07/1955        100        Holding Company
          |_ESC, Inc.                                California        11/02/1962        100        Connector Accessories
          |_Marathon Manufacturing Companies, Inc.   Delaware          11/18/1983        100        Holding Company
            |_Marathon Manufacturing Company         Delaware          12/07/1979        100        Inactive
          |_PCC Maryland Realty Corp.                Maryland          08/18/1993        100        Real Estate Holding Company
          |_Penn Camarillo Realty Corp.              California        11/24/1992        100        Real Estate Holding Company
        |_Penn Towers, Inc.                          Pennsylvania      08/01/1958        100        Inactive
        |_Republic Indemnity Company of America      California        12/05/1972        100        Workers' Compensation Insurance
          |_Republic Indemnity Company of California California        10/13/1982        100        Workers' Compensation Insurance
          |_Republic Indemnity Medical Management,   California        03/25/1996        100        Medical Bill Review
            Inc.
        |_Risico Management Corporation              Delaware          01/10/1989        100        Risk Management
        |_Windsor Insurance Company                  Indiana           11/05/1987        100 (2)    Property/Casualty Insurance
          |_American Deposit Insurance Company       Oklahoma          12/28/1966        100        Property/Casualty Insurance
            |_Granite Finance Co., Inc.              Texas             11/09/1965        100        Premium Financing
          |_Coventry Insurance Company               Ohio              09/05/1989        100        Property/Casualty Insurance
          |_El Aguila Compania de Seguros, S.A. de   Mexico            11/24/1994        100 (2)    Property/Casualty Insurance
             C.V.
            |_Financiadora De Primas Condor S.A. de  Mexico            03/06/1998          99       Premium Finance Company
              C.V.
          |_Moore Group Inc.                         Georgia           12/19/1962        100        Insurance Holding Company/Agency
            |_Casualty Underwriters, Inc.            Georgia           10/01/1954          51       Insurance Agency
            |_Dudley L. Moore Insurance, Inc.        Louisiana         03/30/1978    beneficial     Insurance Agency
                                                                                      interest
            |_Hallmark General Insurance Agency,     Oklahoma          06/16/1972    beneficial     Insurance Agency
              Inc.                                                                    interest
            |_Windsor Group, Inc.                    Georgia           05/23/1991         100       Insurance Holding Company
          |_Regal Insurance Company                  Indiana           11/05/1987         100       Property/Casualty Insurance
          |_Texas Windsor Group, Inc.                Texas             06/23/1988         100       Insurance Agency


AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation
    |_American Premier Underwriters, Inc.                                           % OF STOCK OWNED (1)
      |                                              STATE OF          DATE OF         BY IMMEDIATE
      |                                              DOMICILE          INCORPORATION  PARENT COMPANY        NATURE OF BUSINESS
      |_Pennsylvania-Reading Seashore Lines          New Jersey        06/14/1901           66.67     Inactive
      |_Pittsburgh and Cross Creek Railroad Company  Pennsylvania      08/14/1970           83        Inactive
      |_Premier Lease & Loan Services Agency, Inc.   Washington        12/27/1983         100         Insurance Agency
      |_Premier Lease & Loan Services of Canada,     Washington        02/28/1991         100         Insurance Agency
        Inc.
      |_Premier Lease & Loan Services, Ltd.          Washington        05/14/1990         100         Insurance Agency
      |_Terminal Realty Penn Co.                     District of       09/23/1968         100         Inactive
                                                     Columbia
      |_United Railroad Corp.                        Delaware          11/25/1981         100         Inactive
        |_Detroit Manufacturers Railroad Company     Michigan          01/30/1902           82        Inactive
      |_Waynesburg Southern Railroad Company         Pennsylvania      09/01/1966         100         Inactive
    |_Chiquita Brands International, Inc. (and       New Jersey        03/30/1999           36.66 (2) Production/Processing
      subsidiaries)                                                                                   /Distribution
    |                                                                                                  of Food Products
    |_Dixie Terminal Corporation                     Ohio              04/23/1970         100         Commercial Leasing
    |_Fairmont Holdings, Inc.                        Ohio              12/15/1983         100         Holding Company
    |_FWC Corporation                                Ohio              03/16/1983         100         Financial Services
    |_Great American Insurance Company               Ohio              03/07/1872         100         Property/Casualty Insurance
      |_Agricultural Excess and Surplus Insurance    Delaware          02/28/1979         100         Excess & Surplus Lines Ins.
        Company
      |_Agricultural Insurance Company               Ohio              03/23/1905         100         Property/Casualty Insurance
      |_American Alliance Insurance Company          Ohio              09/11/1945         100         Property/Casualty Insurance
      |_American Annuity Group, Inc.                 Delaware          05/15/1987           82.35 (2) Holding Company
        |_AAG Holding Company, Inc.                  Ohio              09/11/1996         100         Holding Company
          |_American Annuity Group Capital Trust I   Delaware          09/13/1996         100         Financing Vehicle
          |_American Annuity Group Capital Trust II  Delaware          03/11/1997         100         Financing Vehicle
          |_American Annuity Group Capital Trust III Delaware          05/27/1997         100         Financing Vehicle
          |_Great American Life Insurance Company    Ohio              12/15/1959         100         Life Insurance Company
            |_American Retirement Life Insurance     Ohio              05/12/1978         100         Life Insurance Company
              Company
            |_Annuity Investors Life Insurance       Ohio              11/31/1981         100         Life Insurance Company
              Company
            |_CHATBAR, Inc.                          Massachusetts     11/02/1993         100         Hotel Operator
            |_Driskill Holdings, Inc.                Texas             06/07/1995      beneficial     Hotel Management
                                                                                        interest
            |_GALIC Brothers, Inc.                   Ohio              11/12/1993           80        Real Estate Management
            |_Great American Life Assurance Company  Ohio              08/10/1967         100         Life Insurance Company
            |_Great American Life Children's         Ohio              08/06/1998      beneficial     Charitable Foundation
              Foundation                                                                interest
            |_Loyal American Life Insurance Company  Ohio              05/18/1955          100        Life Insurance Company
              |_ADL Financial Services, Inc.         North Carolina    09/10/1970          100        Marketing Services
              |_Purity Financial Corporation         Florida           12/21/1991          100        Marketing Services
            |_Prairie National Life Insurance        South Dakota      02/11/1976          100        Life Insurance Company
              Company
        |_AAG Insurance Agency, Inc.                 Kentucky          12/06/1994          100        Life Insurance Agency
          |_AAG Insurance Agency of Massachusetts,   Massachusetts     05/25/1995          100        Insurance Agency
            Inc.
        |_AAG Securities, Inc.                       Ohio              12/10/1993          100        Broker-Dealer
        |_American Data Source India Private Limited India             09/03/1997            99       Software Development
        |_American Memorial Marketing Services, Inc. Washington        06/19/1980          100        Marketing Services


 AMERICAN FINANCIAL GROUP, INC.
 |_AFC Holding Company
   |_American Financial Corporation                                        % OF STOCK OWNED (1)
     |_Great American Insurance Company     STATE OF       DATE OF         BY IMMEDIATE
        |_American Annuity Group, Inc.      DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
          |
          |_CSW Management Services, Inc.   Texas          06/27/1985             100        Pre-need Trust Admin. Services
          |_GALIC Disbursing Company        Ohio           05/31/1994             100        Payroll Servicer
          |_Great American Life Assurance   Puerto Rico    07/01/1964               99       Life Insurance Company
            Company of Puerto Rico, Inc.
          |_Keyes-Graham Insurance Agency,  Massachusetts  12/23/1987             100        Insurance Agency
            Inc.
          |_Laurentian Credit Services      Delaware       10/07/1994             100        Inactive
            Corporation
          |_Laurentian Marketing Services,  Delaware       12/23/1987             100        Marketing Services
            Inc.
          |_Laurentian Securities           Delaware       01/30/1990             100        Inactive
            Corporation
          |_Lifestyle Financial             Ohio           12/29/1993             100        Marketing Services
            Investments, Inc.
            |_Lifestyle Financial           Ohio           03/07/1994          beneficial    Life Insurance Agency
              Investments Agency of Ohio, Inc.                                  interest
            |_Lifestyle Financial           Indiana        02/24/1994             100        Life Insurance Agency
              Investments of Indiana, Inc.
            |_Lifestyle Financial           Kentucky       10/03/1994             100        Insurance Agency
              Investments of Kentucky, Inc.
            |_Lifestyle Financial           Minnesota      06/10/1985             100        Insurance Agency
              Investments of the Northwest, Inc.
            |_Lifestyle Financial           North Carolina 07/13/1994             100        Insurance Agency
              Investments of the Southeast, Inc.
          |_Loyal Marketing Services, Inc.  Alabama        07/20/1990             100        Marketing Services
          |_New Energy Corporation          Indiana        01/08/1997               49       Holding Company
          |_Retirement Resource Group, Inc. Indiana        02/07/1995             100        Insurance Agency
            |_AAG Insurance Agency of       Texas          06/02/1995             100        Life Insurance Agency
              Texas, Inc.
            |_RRG of Alabama, Inc.          Alabama        09/22/1995             100        Life Insurance Agency
            |_RRG of Ohio, Inc.             Ohio           02/20/1996          beneficial    Insurance Agency
                                                                                 interest
          |_SPELCO (UK) Ltd.                United Kingdom 00/00/0000               99       Inactive
          |_SWTC, Inc.                      Delaware       00/00/0000             100        Inactive
          |_SWTC Hong Kong Ltd.             Hong Kong      00/00/0000             100        Inactive
          |_Technomil Ltd.                  Delaware       00/00/0000             100        Inactive
      |_American Custom Insurance           Ohio           07/27/1983             100        Management Holding Company
        Services, Inc.
        |_American Custom Insurance         California     05/18/1992             100        Insurance Agency & Brokerage
          Services California, Inc.
        |_Eden Park Insurance Brokers, Inc. California     02/13/1990             100        Wholesale Brokerage for Surplus
                                                                                             Lines
        |_Professional Risk Brokers, Inc.   Illinois       03/01/1990             100        Insurance Agency
        |_Professional Risk Brokers         Massachusetts  04/19/1994             100        Surplus Lines Brokerage
          Insurance, Inc.
        |_Professional Risk Brokers of      Connecticut    07/09/1992             100        Insurance Agency & Brokerage
          Connecticut, Inc.
        |_Professional Risk Brokers of      Ohio           12/17/1986             100        Insurance Agency and Brokerage
          Ohio, Inc.
        |_Smith, Evans and Schmitt, Inc.    California     08/05/1988               51       Insurance Agency
      |_American Custom Insurance Services  Illinois       07/08/1992             100        Underwriting Office
        Illinois, Inc.
      |_American Dynasty Surplus Lines      Delaware       01/12/1982             100        Excess & Surplus Lines Insurance
        Insurance Company
      |_American Empire Surplus Lines       Delaware       07/15/1977             100        Excess & Surplus Lines Insurance
        Insurance Company
        |_American Empire Insurance Company Ohio           11/26/1979             100        Property/Casualty Insurance
          |_American Signature              Ohio           04/08/1996             100        Insurance Agency
            Underwriters, Inc.
          |_Specialty Underwriters, Inc.    Texas          05/19/1976             100        Insurance Agency
        |_Fidelity Excess and Surplus       Ohio           06/30/1987             100        Property/Casualty Insurance
          Insurance Company

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company
  |_American Financial Corporation                                      % OF STOCK OWNED (1)
      |_Great American Insurance Company    STATE OF       DATE OF         BY IMMEDIATE
        |                                   DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
        |
        |_American Financial Enterprises,   Connecticut    00/00/1871             100        Closed End Investment Company
          Inc.                                                                      (2)
        |_American Insurance Agency, Inc.   Kentucky       07/27/1967             100        Insurance Agency
        |_American National Fire Insurance  New York       08/22/1947             100        Property/Casualty Insurance
          Company
        |_American Special Risk, Inc.       Illinois       12/29/1981             100        Insurance Broker/Managing
                                                                                             General Agency
        |_American Spirit Insurance Company Indiana        04/05/1988             100        Property/Casualty Insurance
        |_Brothers Property Corporation     Ohio           09/08/1987               80       Real Estate Investment
          |_Brothers Cincinnatian           Ohio           01/25/1994             100        Hotel Manager
            Corporation
          |_Brothers Landing Corporation    Louisiana      02/24/1994             100        Real Estate Holding Corporation
          |_Brothers Pennsylvanian          Pennsylvania   12/23/1994             100        Real Estate Holding Corporation
            Corporation
          |_Brothers Port Richey            Florida        12/06/1993             100        Apartment Manager
            Corporation
          |_Brothers Property Management    Ohio           09/25/1987             100        Real Estate Management
            Corporation
          |_Brothers Railyard Corporation   Texas          12/14/1993             100        Apartment Manager
        |_Contemporary American Insurance   Illinois       04/16/1996             100        Property/Casualty Insurance
          Company
        |_Crop Managers Insurance Agency,   Kansas         08/09/1989             100        Insurance Agency
          Inc.
        |_Dempsey & Siders Agency, Inc.     Ohio           05/09/1956             100        Insurance Agency
        |_Eagle American Insurance Company  Ohio           07/01/1987             100        Property/Casualty Insurance
        |_Eden Park Insurance Company       Indiana        01/08/1990             100        Special Risk Surplus Lines
        |_FCIA Management Company, Inc.     New York       09/17/1991               79       Servicing Agent
        |_The Gains Group, Inc.             Ohio           01/26/1982             100        Marketing of Advertising
        |_Global Premier Finance Company    Ohio           08/25/1998             100        Premium Finance Company
        |_Great American Lloyd's, Inc.      Texas          08/02/1983             100        Attorney-in-Fact - Texas Lloyd's
                                                                                             Company
        |_Great American Lloyd's Insurance  Texas          10/09/1979          beneficial    Lloyd's Plan Insurer
          Company                                                               interest
        |_Great American Management         Ohio           12/05/1974             100        Data Processing and Equipment
          Services, Inc.                                                                     Leasing
          |_American Payroll Services, Inc. Ohio           02/20/1987             100        Payroll Services
        |_Great American Re Inc.            Delaware       05/14/1971             100        Reinsurance Intermediary
        |_Great American Risk Management,   Ohio           04/21/1980             100        Insurance Risk Management
          Inc.
        |_Great Texas County Mutual         Texas          04/29/1954          beneficial    Property/Casualty Insurance
          Insurance Company                                                     interest
        |_Grizzly Golf Center, Inc.         Ohio           11/08/1993             100        Operate Golf Courses
        |_Homestead Snacks Inc.             California     03/02/1979             100  (2)   Meat Snack Distribution
          |_Giant Snacks, Inc.              Delaware       07/06/1989             100        Meat Snack Distribution
        |_Key Largo Group, Inc.             Florida        07/28/1981             100        Land Developer & Resort Operator
          |_Key Largo Group Utility Company Florida        11/26/1984             100        Water & Sewer Utility
        |_Mid-Continent Casualty Company    Oklahoma       02/26/1947             100        Property/Casualty Insurance
          |_Mid-Continent Insurance Company Oklahoma       08/13/1992             100        Property/Casualty Insurance
          |_Oklahoma Surety Company         Oklahoma       08/05/1968             100        Property/Casualty Insurance
        |_National Interstate Corporation   Ohio           01/26/1989               52.15    Holding Company
          |_Hudson Indemnity, Ltd.          Cayman Islands 06/12/1996             100        Property/Casualty Insurance

AMERICAN FINANCIAL GROUP, INC.
|_AFC Holding Company                                                      % OF STOCK OWNED (1)
   |_American Financial Corporation         STATE OF       DATE OF         BY IMMEDIATE
     |_Great American Insurance Company     DOMICILE       INCORPORATION   PARENT COMPANY    NATURE OF BUSINESS
       |_National Interstate Corporation
       |-
         |_American Highways Insurance      California     05/05/1994             100        Insurance Agency
           Agency
         |_Explorer Insurance Agency, Inc.  Ohio           07/17/1997          beneficial    Insurance Agency
                                                                                interest
         |_National Interstate Insurance    Texas          06/07/1989          beneficial    Insurance Agency
           Agency of Texas, Inc.                                                interest
         |_National Interstate Insurance    Ohio           02/13/1989             100        Insurance Agency
           Agency, Inc.
         |_National Interstate Insurance    Ohio           02/10/1989             100        Property/Casualty Insurance
           Company
         |_Safety, Claims & Litigation      Pennsylvania   06/23/1995             100        Claims Third Party Administrator
           Services, Inc.
       |_OBGC Corporation                   Florida        11/23/1977               80       Real Estate Development
       |_Pointe Apartments, Inc.            Minnesota      06/24/1993             100        Real Estate Holding Corporation
       |_Premier Dealer Services, Inc.      Illinois       06/24/1998             100        Third Party Administrator
       |_Seven Hills Insurance Agency, Inc. Ohio           12/22/1997             100        Insurance Agency
       |_Seven Hills Insurance Company      New York       06/30/1932             100        Property/Casualty Reinsurance
       |_Stonewall Insurance Company        Alabama        02/00/1866             100        Property/Casualty Insurance
       |_Stone Mountain Professional        Georgia        08/07/1995             100        Insurance Agency
         Liability Agency, Inc.
       |_Tamarack American, Inc.            Delaware       06/10/1986             100        Management Holding Company
       |_Timberglen Limited                 United Kingdom 10/28/1992             100        Investments
       |_Transport Insurance Company        Ohio           05/25/1976             100        Property/Casualty Insurance
         |_Instech Corporation              Texas          09/02/1975             100        Claim & Claim Adjustment Services
         |_Transport Insurance Agency, Inc. Texas          08/21/1989          beneficial    Insurance Agency
                                                                                interest
       |_Transport Underwriters Association California     05/11/1945             100        Holding Company/Agency
|_American Financial General Corporation    Texas          09/14/1998             100        Holding Company
|_American General Financial Corporation    Texas          09/14/1998             100        Holding Company
|_One East Fourth, Inc.                     Ohio           02/03/1964             100        Commercial Leasing
|_PCC 38 Corp.                              Illinois       12/23/1996             100        Real Estate Holding Company
|_Pioneer Carpet Mills, Inc.                Ohio           04/29/1976             100        Carpet Manufacturing
|_TEJ Holdings, Inc.                        Ohio           12/04/1984             100        Real Estate Holdings
|_Three East Fourth, Inc.                   Ohio           08/10/1966             100        Commercial Leasing


Item 27.  Number of Contract Owners
As of March 31, 1999, there were 131 individual Contract Owners, of which 108 were qualified and 23 were non-qualified. As of March 31, 1999, there were 41 Participants (Certificate Owners) in 2 standard group Contracts. No enhanced contracts were issued as of March 31, 1999.


Item 28.  Indemnification
(a)   The   Code  of   Regulations   of   Annuity   Investors   Life   Insurance
CompanyREGISTERED provides in Article V as follows:

        The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b) The directors and officers of Annuity Investors Life Insurance CompanyREGISTERED are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 1999. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA in the name of American Premier Underwriters, Inc.

Item 29.  Principal Underwriter

AAG Securities, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act").

(a) AAG Securities, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity InvestorsREGISTERED Variable Account A and Annuity InvestorsREGISTERED Variable Account B.

(b) Directors and Officers of AAG Securities, Inc.


Name and Principal                        Position with
Business Address                          AAG Securities, Inc.
------------------                        --------------------
Thomas Kevin Liguzinski (1)               Chief Executive Officer and Director
Charles Kent McManus (1)                  Senior Vice President
Mark Francis Muething (1)                 Vice President, Secretary and Director
William Jack Maney, II (1)                Director
Jeffrey Scott Tate (1)                    Director
James Lee Henderson (1)                   President
James T. McVey(1)                         Vice President
William Claire Bair, Jr. (1)              Treasurer
Thomas E. Mischell (1)                    Assistant Treasurer
Fred J. Runk (1)                          Assistant Treasurer



(1)  250 East Fifth Street, Cincinnati, Ohio  45202

(c) Not applicable.

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Lynn E. Laswell, Vice President and Controller of the Company, at the Administrative Office.

Item 31.  Management Services

Not applicable.

Item 32.  Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                          SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No.1 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th day of April, 1999.

                            ANNUITY INVESTORSREGISTERED VARIABLE ACCOUNT B (REGISTRANT)


                            By: /s/ Robert Allen Adams
                                    Robert Allen Adams
                                    Chairman of the Board, President
                                    and Director, Annuity Investors
                                    Life Insurance CompanyREGISTERED


                            ANNUITY INVESTORS LIFE INSURANCE COMPANYREGISTERED (DEPOSITOR)


                            By: /s/ Robert Allen Adams
                                    Robert Allen Adams
                                    Chairman of the Board, President
                                    and Director


        As required by the Securities Act of 1933, this Post Effective Amendment No. 1 to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Robert Allen Adams                Principal Executive         April 15, 1999
------------------------------        Officer, Director
Robert Allen Adams*



/s/ Lynn Edward Laswell               Principal Accounting        April 15, 1999
-----------------------------         Officer, Principal
Lynn Edward Laswell   *               Financial Officer




/s/ Stephen Craig Lindner             Director                    April 15, 1999
-----------------------------
Stephen Craig Lindner*



/s/ William Jack Maney, II            Director                    April 15, 1999
-----------------------------
William Jack Maney, II*



/s/ James Michael Mortensen           Director                    April 15, 1999
-----------------------------
James Michael Mortensen*



/s/ Mark Francis Muething             Director                    April 15, 1999
-----------------------------
Mark Francis Muething*



/s/ Jeffrey Scott Tate                Director                    April 15, 1999
-----------------------------
Jeffrey Scott Tate*





*Executed by Tina K. Mannning on behalf of those indicated pursuant to Power of Attorney.

                                              EXHIBIT LIST

        (1) Resolution of the Board of Directors of Annuity Investors Life Insurance CompanyREGISTERED authorizing establishment of Annuity InvestorsREGISTERED Variable Account B.1/

        (2)    Not Applicable.

         (3)   (a)    Distribution  Agreement  between  Annuity  Investors  Life
                      Insurance Company REGISTERED and AAG Securities, Inc.2/

                      (i)    Amended Schedule 1 to Distribution Agreement. 3/

               (b) Form of Selling Agreement between Annuity Investors Life Insurance CompanyREGISTERED, AAG Securities, Inc. and another Broker-Dealer.1/

               (c)    Revised  form  of  Selling   Agreement   between   Annuity
                      Investors    Life   Insurance    CompanyREGISTERED,    AAG
                      Securities, Inc. and another Broker-Dealer. 5/

        (4)    Individual and Group Contract Forms and Endorsements.

               (a) Form of Bonus Group Flexible Premium Deferred Annuity Contract.3/

               (b) Form of Certificate of Participation under Bonus Group Contract. 3/

               (c)    Form  of  Bonus  Qualified   Individual  Flexible  Premium
                      Deferred Annuity Contract. 3/

               (d) Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract. 3/

               (e)    Form of Loan Endorsement to Individual Contract.2/

               (f) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/

               (g)    Form  of  Long-Term   Care  Waiver  Rider  to   Individual
                      Contract.2/

               (h)    Form of Loan Endorsement to Group Contract.2/

               (i) Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

               (j)    Form  of  Deferred   Compensation   Endorsement  to  Group
                      Contract.2/

               (k) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

               (l) Form of Texas Optional Retirement Program Endorsement to Group Contract.2/

               (m) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/

               (n)    Form of Long-Term Care Waiver Rider to Group Contract.2/

               (o) Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract.2/

               (p) Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

               (q) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

               (r) Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

               (s)    Form of Employer Plan Endorsement to Group Contract. 3/

               (t) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

               (u) Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

               (v)    Form  of  Tax  Sheltered  Annuity   Endorsement  to  Group
                      Contract. 3/

               (w) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

               (x) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

               (y) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

               (z) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

               (aa) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

               (bb) Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

               (cc) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

               (dd) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

               (ee)   Form of Successor Owner Endorsement to Group Contract. 5/

               (ff) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 5/

               (gg)   Form  of   Successor   Owner   Endorsement   to  Qualified
                      Individual Contract and Non-Qualified Individual Contract. 5/

               (hh) Form of Individual Retirement Annuity Endorsement to Group Contract. 6/

               (ii) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

               (jj) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 6/

               (kk) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

               (ll) Form of Roth Individual Retirement Annuity Endorsement to Group
                      Contract. 6/

               (mm) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

               (nn) Form of Unisex Endorsement to Nonqualified Individual Contract. 6/

        (5)    (a)    Form of Application for Individual Flexible Premium
                      Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

               (b) Form of Application for Group Flexible Premium Deferred Annuity Contract. 3/

        (6)    (a)    Articles  of  Incorporation  of  Annuity   Investors  Life
                      Insurance CompanyREGISTERED.1/

                      (i) Amendment to Articles of Incorporation, adopted April 9, 1996, and approved by the Secretary of State, State of Ohio, on July 11, 1996.2/

                      (ii) Amendment to Articles of Incorporation, adopted August 9, 1996, and approved by the Secretary of State, State of Ohio, on December 3, 1996.2/

               (b) Code of Regulations of Annuity Investors Life Insurance Company.REGISTERED1/

        (7)           Not Applicable.

        (8)    (a)    Participation  Agreement  between  Annuity  Investors Life
                      Insurance    CompanyREGISTERED    and   Dreyfus   Variable
                      Investment Fund.2/

                      (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company REGISTERED and Dreyfus Variable Investment Fund.2/

               (b) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

                      (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance CompanyREGISTERED and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund).2/

               (c)    Participation  Agreement  between  Annuity  Investors Life
                      Insurance   CompanyREGISTERED  and  The  Dreyfus  Socially
                      Responsible Growth Fund, Inc.2/

                      (i) Letter Agreement dated April 14, 1997 between Annuity Investors Life Insurance CompanyREGISTERED and The Dreyfus Socially Responsible Growth Fund, Inc.2/

               (d) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Janus Aspen Series.2/

                      (i)    Amended  Schedule  A  to  Participation   Agreement
                             between Annuity Investors Life Insurance Company and Janus Aspen Series. 3/

               (e) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Variable Insurance Funds, Inc. and Strong Special Fund II, Inc.2/

               (f)    Participation  Agreement  between  Annuity  Investors Life
                      Insurance    CompanyREGISTERED    and   INVESCO   Variable
                      Investment Funds, Inc.2/

                      (i)    Amended  Schedule  B  to  Participation   Agreement
                             between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc. 3/

               (g) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Morgan Stanley Universal Funds, Inc.2/

                      (i)    Amended  Schedule  B  to  Participation   Agreement
                             between Annuity Investors Life Insurance Company and Morgan Stanley Universal
                             Funds, Inc. 3/

               (h) Participation Agreement between Annuity Investors Life Insurance CompanyREGISTERED and PBHG Insurance Series Fund, Inc.2/

               (i) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSM, Inc.1/

               (j) Agreement between AAG Securities, Inc. and AAG Insurance Agency, Inc.1/

               (k) Investment Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and American Annuity GroupSM, Inc. 1/

               (l) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Strong Capital Management, Inc.2/

               (m) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Pilgrim Baxter & Associates, Ltd.2/

               (n) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Morgan Stanley Asset Management, Inc. 2/

               (o)    Amended  and  Restated   Agreement   between  The  Dreyfus
                      Corporation   and   Annuity   Investors   Life   Insurance
                      CompanyREGISTERED.2/

               (p) Service Agreement between Annuity Investors Life Insurance CompanyREGISTERED and Janus Capital Corporation.2/

               (q) Service Agreement between INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company. 3/

               (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. 3/

               (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 3/

               (t) Participation Agreement between Annuity Investors Life Insurance Company and BT Insurance Funds Trust. 7/

               (u)    Service   Agreement  between  Bankers  Trust  Company  and
                      Annuity Investors Life Insurance Company. 7/

        (9)           Opinion and Consent of Counsel. 3/

        (10)          Consent of Independent Auditors (filed herewith).

        (11)          No financial statements are omitted from Item 23.

        (12)          Not Applicable.

        (13)          Schedule for Computation of Performance Quotations. 3/

        (14)          Not Applicable

        (15)          Powers of Attorney (filed herewith).